UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23346

Name of Fund:  BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds II, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2024

Date of reporting period: 12/31/2024

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
BlackRock High Yield V.I. Fund

Class I Shares | HICUI

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock High Yield V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$57	0.54%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 8.26%.

  For the same period, the Bloomberg U.S. Universal Index returned 2.04% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 8.19%.

What contributed to performance?

The fund’s positive return largely reflects the performance of its core allocation to high yield corporate bonds. In terms of credit quality, contributions were led by holdings of B-rated issues, followed by issues rated BB and CCC. In sector terms, contributions were highlighted by holdings within technology, followed by wirelines. Exposure to below investment grade, floating rate bank loans also proved additive.

What detracted from performance?

Detractors from absolute performance were minimal and limited to holdings of U.S. Treasuries along with exposure to equities and equity futures.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class I Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jan 15	$9,989	$10,190	$10,066
Feb 15	$10,234	$10,131	$10,308
Mar 15	$10,178	$10,173	$10,252
Apr 15	$10,302	$10,161	$10,376
May 15	$10,332	$10,143	$10,407
Jun 15	$10,194	$10,030	$10,253
Jul 15	$10,196	$10,088	$10,193
Aug 15	$10,049	$10,059	$10,015
Sep 15	$9,770	$10,098	$9,757
Oct 15	$10,021	$10,130	$10,025
Nov 15	$9,856	$10,093	$9,803
Dec 15	$9,597	$10,043	$9,557
Jan 16	$9,518	$10,154	$9,403
Feb 16	$9,571	$10,226	$9,457
Mar 16	$9,815	$10,351	$9,877
Apr 16	$10,095	$10,422	$10,264
May 16	$10,139	$10,430	$10,327
Jun 16	$10,157	$10,614	$10,422
Jul 16	$10,369	$10,701	$10,704
Aug 16	$10,573	$10,713	$10,928
Sep 16	$10,635	$10,715	$11,001
Oct 16	$10,641	$10,644	$11,043
Nov 16	$10,656	$10,405	$10,991
Dec 16	$10,838	$10,436	$11,194
Jan 17	$10,966	$10,472	$11,356
Feb 17	$11,135	$10,553	$11,521
Mar 17	$11,120	$10,550	$11,496
Apr 17	$11,252	$10,637	$11,628
May 17	$11,345	$10,719	$11,729
Jun 17	$11,349	$10,710	$11,745
Jul 17	$11,495	$10,764	$11,875
Aug 17	$11,493	$10,856	$11,870
Sep 17	$11,592	$10,818	$11,977
Oct 17	$11,636	$10,831	$12,028
Nov 17	$11,605	$10,815	$11,997
Dec 17	$11,640	$10,863	$12,033
Jan 18	$11,719	$10,758	$12,106
Feb 18	$11,611	$10,656	$12,003
Mar 18	$11,547	$10,710	$11,930
Apr 18	$11,633	$10,638	$12,008
May 18	$11,635	$10,696	$12,005
Jun 18	$11,676	$10,681	$12,053
Jul 18	$11,808	$10,703	$12,184
Aug 18	$11,878	$10,756	$12,274
Sep 18	$11,939	$10,710	$12,343
Oct 18	$11,706	$10,620	$12,145
Nov 18	$11,615	$10,668	$12,041
Dec 18	$11,325	$10,835	$11,783
Jan 19	$11,846	$10,984	$12,315
Feb 19	$12,053	$10,996	$12,520
Mar 19	$12,135	$11,195	$12,638
Apr 19	$12,319	$11,210	$12,817
May 19	$12,153	$11,382	$12,665
Jun 19	$12,454	$11,543	$12,954
Jul 19	$12,541	$11,578	$13,027
Aug 19	$12,651	$11,840	$13,079
Sep 19	$12,697	$11,788	$13,127
Oct 19	$12,749	$11,826	$13,163
Nov 19	$12,812	$11,824	$13,206
Dec 19	$13,060	$11,842	$13,470
Jan 20	$13,029	$12,054	$13,473
Feb 20	$12,841	$12,235	$13,283
Mar 20	$11,433	$11,996	$11,761
Apr 20	$12,010	$12,236	$12,294
May 20	$12,540	$12,350	$12,831
Jun 20	$12,614	$12,453	$12,953
Jul 20	$13,216	$12,672	$13,556
Aug 20	$13,332	$12,599	$13,687
Sep 20	$13,202	$12,576	$13,546
Oct 20	$13,274	$12,531	$13,613
Nov 20	$13,774	$12,695	$14,152
Dec 20	$14,012	$12,739	$14,419
Jan 21	$14,018	$12,659	$14,467
Feb 21	$14,125	$12,495	$14,520
Mar 21	$14,138	$12,350	$14,542
Apr 21	$14,314	$12,454	$14,700
May 21	$14,348	$12,501	$14,743
Jun 21	$14,552	$12,592	$14,940
Jul 21	$14,588	$12,719	$14,996
Aug 21	$14,664	$12,710	$15,074
Sep 21	$14,659	$12,602	$15,074
Oct 21	$14,637	$12,591	$15,046
Nov 21	$14,474	$12,607	$14,898
Dec 21	$14,763	$12,598	$15,178
Jan 22	$14,374	$12,322	$14,764
Feb 22	$14,249	$12,154	$14,612
Mar 22	$14,162	$11,828	$14,446
Apr 22	$13,669	$11,387	$13,933
May 22	$13,624	$11,449	$13,966
Jun 22	$12,746	$11,221	$13,025
Jul 22	$13,550	$11,503	$13,793
Aug 22	$13,223	$11,204	$13,476
Sep 22	$12,701	$10,721	$12,941
Oct 22	$13,071	$10,603	$13,277
Nov 22	$13,295	$10,999	$13,564
Dec 22	$13,217	$10,961	$13,481
Jan 23	$13,764	$11,301	$13,994
Feb 23	$13,560	$11,024	$13,815
Mar 23	$13,749	$11,282	$13,961
Apr 23	$13,890	$11,351	$14,102
May 23	$13,726	$11,233	$13,972
Jun 23	$13,951	$11,216	$14,206
Jul 23	$14,143	$11,227	$14,403
Aug 23	$14,172	$11,160	$14,444
Sep 23	$14,022	$10,893	$14,272
Oct 23	$13,856	$10,730	$14,104
Nov 23	$14,437	$11,213	$14,743
Dec 23	$14,961	$11,638	$15,293
Jan 24	$14,979	$11,610	$15,292
Feb 24	$15,040	$11,471	$15,337
Mar 24	$15,239	$11,584	$15,518
Apr 24	$15,122	$11,313	$15,372
May 24	$15,280	$11,500	$15,541
Jun 24	$15,447	$11,606	$15,688
Jul 24	$15,712	$11,869	$15,993
Aug 24	$15,941	$12,044	$16,254
Sep 24	$16,155	$12,209	$16,517
Oct 24	$16,054	$11,932	$16,428
Nov 24	$16,246	$12,057	$16,617
Dec 24	$16,281	$11,875	$16,546

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	8.26%	4.42%	5.00%
Bloomberg U.S. Universal Index...
	2.04	0.06	1.73
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	8.19	4.20	5.16

Key Fund statistics

Net Assets...
$1,016,508,694
Number of Portfolio Holdings...
1,206
Net Investment Advisory Fees...
$4,097,890
Portfolio Turnover Rate...
60%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Credit quality allocation

Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
A...
0.1%
BBB/Baa...
6.0
BB/Ba...
35.4
B...
47.5
CCC/Caa...
9.5
CC/Ca...
0.1
N/R...
1.4
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield V.I. Fund

Class I Shares | HICUI

Annual Shareholder Report — December 31, 2024

HICUI-12/24-AR

BlackRock High Yield V.I. Fund

Class III Shares | HCIII

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock High Yield V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$81	0.78%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 7.85%.

  For the same period, the Bloomberg U.S. Universal Index returned 2.04% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 8.19%.

What contributed to performance?

The fund’s positive return largely reflects the performance of its core allocation to high yield corporate bonds. In terms of credit quality, contributions were led by holdings of B-rated issues, followed by issues rated BB and CCC. In sector terms, contributions were highlighted by holdings within technology, followed by wirelines. Exposure to below investment grade, floating rate bank loans also proved additive.

What detracted from performance?

Detractors from absolute performance were minimal and limited to holdings of U.S. Treasuries along with exposure to equities and equity futures.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class III Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jan 15	$9,989	$10,190	$10,066
Feb 15	$10,232	$10,131	$10,308
Mar 15	$10,174	$10,173	$10,252
Apr 15	$10,296	$10,161	$10,376
May 15	$10,338	$10,143	$10,407
Jun 15	$10,184	$10,030	$10,253
Jul 15	$10,198	$10,088	$10,193
Aug 15	$10,049	$10,059	$10,015
Sep 15	$9,768	$10,098	$9,757
Oct 15	$10,003	$10,130	$10,025
Nov 15	$9,849	$10,093	$9,803
Dec 15	$9,574	$10,043	$9,557
Jan 16	$9,493	$10,154	$9,403
Feb 16	$9,545	$10,226	$9,457
Mar 16	$9,786	$10,351	$9,877
Apr 16	$10,078	$10,422	$10,264
May 16	$10,106	$10,430	$10,327
Jun 16	$10,136	$10,614	$10,422
Jul 16	$10,346	$10,701	$10,704
Aug 16	$10,532	$10,713	$10,928
Sep 16	$10,592	$10,715	$11,001
Oct 16	$10,596	$10,644	$11,043
Nov 16	$10,624	$10,405	$10,991
Dec 16	$10,803	$10,436	$11,194
Jan 17	$10,928	$10,472	$11,356
Feb 17	$11,079	$10,553	$11,521
Mar 17	$11,062	$10,550	$11,496
Apr 17	$11,206	$10,637	$11,628
May 17	$11,281	$10,719	$11,729
Jun 17	$11,283	$10,710	$11,745
Jul 17	$11,442	$10,764	$11,875
Aug 17	$11,422	$10,856	$11,870
Sep 17	$11,534	$10,818	$11,977
Oct 17	$11,575	$10,831	$12,028
Nov 17	$11,542	$10,815	$11,997
Dec 17	$11,575	$10,863	$12,033
Jan 18	$11,651	$10,758	$12,106
Feb 18	$11,541	$10,656	$12,003
Mar 18	$11,475	$10,710	$11,930
Apr 18	$11,559	$10,638	$12,008
May 18	$11,558	$10,696	$12,005
Jun 18	$11,580	$10,681	$12,053
Jul 18	$11,725	$10,703	$12,184
Aug 18	$11,776	$10,756	$12,274
Sep 18	$11,850	$10,710	$12,343
Oct 18	$11,600	$10,620	$12,145
Nov 18	$11,507	$10,668	$12,041
Dec 18	$11,234	$10,835	$11,783
Jan 19	$11,749	$10,984	$12,315
Feb 19	$11,934	$10,996	$12,520
Mar 19	$12,030	$11,195	$12,638
Apr 19	$12,194	$11,210	$12,817
May 19	$12,044	$11,382	$12,665
Jun 19	$12,339	$11,543	$12,954
Jul 19	$12,423	$11,578	$13,027
Aug 19	$12,513	$11,840	$13,079
Sep 19	$12,573	$11,788	$13,127
Oct 19	$12,605	$11,826	$13,163
Nov 19	$12,682	$11,824	$13,206
Dec 19	$12,906	$11,842	$13,470
Jan 20	$12,891	$12,054	$13,473
Feb 20	$12,685	$12,235	$13,283
Mar 20	$11,307	$11,996	$11,761
Apr 20	$11,858	$12,236	$12,294
May 20	$12,397	$12,350	$12,831
Jun 20	$12,468	$12,453	$12,953
Jul 20	$13,060	$12,672	$13,556
Aug 20	$13,172	$12,599	$13,687
Sep 20	$13,042	$12,576	$13,546
Oct 20	$13,110	$12,531	$13,613
Nov 20	$13,601	$12,695	$14,152
Dec 20	$13,815	$12,739	$14,419
Jan 21	$13,836	$12,659	$14,467
Feb 21	$13,921	$12,495	$14,520
Mar 21	$13,950	$12,350	$14,542
Apr 21	$14,102	$12,454	$14,700
May 21	$14,151	$12,501	$14,743
Jun 21	$14,350	$12,592	$14,940
Jul 21	$14,363	$12,719	$14,996
Aug 21	$14,435	$12,710	$15,074
Sep 21	$14,427	$12,602	$15,074
Oct 21	$14,421	$12,591	$15,046
Nov 21	$14,258	$12,607	$14,898
Dec 21	$14,540	$12,598	$15,178
Jan 22	$14,154	$12,322	$14,764
Feb 22	$14,028	$12,154	$14,612
Mar 22	$13,920	$11,828	$14,446
Apr 22	$13,432	$11,387	$13,933
May 22	$13,404	$11,449	$13,966
Jun 22	$12,538	$11,221	$13,025
Jul 22	$13,307	$11,503	$13,793
Aug 22	$13,003	$11,204	$13,476
Sep 22	$12,487	$10,721	$12,941
Oct 22	$12,828	$10,603	$13,277
Nov 22	$13,066	$10,999	$13,564
Dec 22	$12,987	$10,961	$13,481
Jan 23	$13,501	$11,301	$13,994
Feb 23	$13,318	$11,024	$13,815
Mar 23	$13,481	$11,282	$13,961
Apr 23	$13,636	$11,351	$14,102
May 23	$13,473	$11,233	$13,972
Jun 23	$13,670	$11,216	$14,206
Jul 23	$13,855	$11,227	$14,403
Aug 23	$13,882	$11,160	$14,444
Sep 23	$13,752	$10,893	$14,272
Oct 23	$13,566	$10,730	$14,104
Nov 23	$14,154	$11,213	$14,743
Dec 23	$14,665	$11,638	$15,293
Jan 24	$14,679	$11,610	$15,292
Feb 24	$14,736	$11,471	$15,337
Mar 24	$14,928	$11,584	$15,518
Apr 24	$14,811	$11,313	$15,372
May 24	$14,963	$11,500	$15,541
Jun 24	$15,123	$11,606	$15,688
Jul 24	$15,357	$11,869	$15,993
Aug 24	$15,601	$12,044	$16,254
Sep 24	$15,785	$12,209	$16,517
Oct 24	$15,683	$11,932	$16,428
Nov 24	$15,867	$12,057	$16,617
Dec 24	$15,896	$11,875	$16,546

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	7.85%	4.17%	4.74%
Bloomberg U.S. Universal Index...
	2.04	0.06	1.73
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	8.19	4.20	5.16

Key Fund statistics

Net Assets...
$1,016,508,694
Number of Portfolio Holdings...
1,206
Net Investment Advisory Fees...
$4,097,890
Portfolio Turnover Rate...
60%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Credit quality allocation

Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
A...
0.1%
BBB/Baa...
6.0
BB/Ba...
35.4
B...
47.5
CCC/Caa...
9.5
CC/Ca...
0.1
N/R...
1.4
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield V.I. Fund

Class III Shares | HCIII

Annual Shareholder Report — December 31, 2024

HCIII-12/24-AR

BlackRock Total Return V.I. Fund

Class I Shares | CRBDI

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Total Return V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$47	0.47%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 1.38%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%.

What contributed to performance?

Allocations to securitized assets, U.S. high yield bonds, and agency mortgage-backed securities made the largest contributions to absolute performance.

What detracted from performance?

Allocations to emerging markets debt and non-U.S. developed markets bonds detracted.

The fund used derivatives, including options, futures, and swaps, to manage its positioning. The use of derivatives marginally detracted from performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class I Shares	Bloomberg U.S. Aggregate Bond Index
Jan 15	$10,203	$10,210
Feb 15	$10,132	$10,114
Mar 15	$10,170	$10,161
Apr 15	$10,136	$10,124
May 15	$10,105	$10,100
Jun 15	$9,995	$9,990
Jul 15	$10,055	$10,059
Aug 15	$10,030	$10,045
Sep 15	$10,078	$10,113
Oct 15	$10,077	$10,114
Nov 15	$10,052	$10,088
Dec 15	$10,008	$10,055
Jan 16	$10,130	$10,193
Feb 16	$10,196	$10,266
Mar 16	$10,273	$10,360
Apr 16	$10,317	$10,400
May 16	$10,316	$10,402
Jun 16	$10,505	$10,589
Jul 16	$10,576	$10,656
Aug 16	$10,558	$10,644
Sep 16	$10,568	$10,638
Oct 16	$10,490	$10,556
Nov 16	$10,255	$10,307
Dec 16	$10,283	$10,321
Jan 17	$10,304	$10,341
Feb 17	$10,384	$10,411
Mar 17	$10,376	$10,405
Apr 17	$10,461	$10,486
May 17	$10,541	$10,567
Jun 17	$10,537	$10,556
Jul 17	$10,588	$10,601
Aug 17	$10,681	$10,696
Sep 17	$10,646	$10,645
Oct 17	$10,632	$10,652
Nov 17	$10,601	$10,638
Dec 17	$10,654	$10,687
Jan 18	$10,558	$10,564
Feb 18	$10,453	$10,464
Mar 18	$10,501	$10,531
Apr 18	$10,436	$10,452
May 18	$10,503	$10,527
Jun 18	$10,493	$10,514
Jul 18	$10,490	$10,516
Aug 18	$10,551	$10,584
Sep 18	$10,479	$10,516
Oct 18	$10,383	$10,433
Nov 18	$10,436	$10,495
Dec 18	$10,600	$10,688
Jan 19	$10,736	$10,801
Feb 19	$10,746	$10,795
Mar 19	$10,948	$11,003
Apr 19	$10,957	$11,005
May 19	$11,144	$11,201
Jun 19	$11,315	$11,341
Jul 19	$11,360	$11,366
Aug 19	$11,623	$11,661
Sep 19	$11,559	$11,599
Oct 19	$11,592	$11,634
Nov 19	$11,591	$11,628
Dec 19	$11,607	$11,620
Jan 20	$11,824	$11,843
Feb 20	$12,029	$12,056
Mar 20	$11,630	$11,985
Apr 20	$11,973	$12,198
May 20	$12,145	$12,255
Jun 20	$12,287	$12,332
Jul 20	$12,520	$12,517
Aug 20	$12,465	$12,416
Sep 20	$12,467	$12,409
Oct 20	$12,442	$12,353
Nov 20	$12,592	$12,475
Dec 20	$12,645	$12,492
Jan 21	$12,567	$12,402
Feb 21	$12,410	$12,223
Mar 21	$12,244	$12,071
Apr 21	$12,337	$12,166
May 21	$12,364	$12,206
Jun 21	$12,473	$12,291
Jul 21	$12,594	$12,429
Aug 21	$12,582	$12,405
Sep 21	$12,484	$12,298
Oct 21	$12,483	$12,294
Nov 21	$12,509	$12,331
Dec 21	$12,471	$12,299
Jan 22	$12,206	$12,034
Feb 22	$12,022	$11,900
Mar 22	$11,682	$11,569
Apr 22	$11,218	$11,130
May 22	$11,267	$11,202
Jun 22	$11,054	$11,026
Jul 22	$11,339	$11,296
Aug 22	$11,034	$10,977
Sep 22	$10,511	$10,502
Oct 22	$10,368	$10,366
Nov 22	$10,755	$10,748
Dec 22	$10,698	$10,699
Jan 23	$11,096	$11,028
Feb 23	$10,826	$10,743
Mar 23	$11,092	$11,016
Apr 23	$11,161	$11,083
May 23	$11,042	$10,962
Jun 23	$11,002	$10,923
Jul 23	$10,998	$10,915
Aug 23	$10,912	$10,846
Sep 23	$10,613	$10,570
Oct 23	$10,417	$10,403
Nov 23	$10,916	$10,874
Dec 23	$11,320	$11,291
Jan 24	$11,315	$11,260
Feb 24	$11,164	$11,101
Mar 24	$11,273	$11,203
Apr 24	$10,998	$10,920
May 24	$11,186	$11,105
Jun 24	$11,288	$11,210
Jul 24	$11,556	$11,472
Aug 24	$11,725	$11,637
Sep 24	$11,874	$11,793
Oct 24	$11,570	$11,500
Nov 24	$11,697	$11,622
Dec 24	$11,514	$11,432

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	1.38%	(0.21)%	1.42%
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35

Key Fund statistics

Net Assets...
$866,333,152
Number of Portfolio Holdings...
2,133
Net Investment Advisory Fees...
$3,378,407
Portfolio Turnover Rate...
635%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Total Return V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
31.7%
U.S. Treasury Obligations...
23.5
Corporate Bonds...
20.2
Investment Companies...
14.1
Asset-Backed Securities...
3.1
Foreign Government Obligations...
3.0
Non-Agency Mortgage-Backed Securities...
2.9
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)

Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
58.8%
AA/Aa...
15.9
A...
7.8
BBB/Baa...
13.1
BB/Ba...
1.1
B...
0.3
CCC/Caa...
0.1
CC/Ca...
0.1
C...
0.1
D...
0.0Footnote Reference(c)
N/R...
2.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Total Return V.I. Fund

Class I Shares | CRBDI

Annual Shareholder Report — December 31, 2024

CRBDI-12/24-AR

BlackRock Total Return V.I. Fund

Class III Shares | CBIII

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Total Return V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$78	0.77%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 1.13%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%.

What contributed to performance?

Allocations to securitized assets, U.S. high yield bonds, and agency mortgage-backed securities made the largest contributions to absolute performance.

What detracted from performance?

Allocations to emerging markets debt and non-U.S. developed markets bonds detracted.

The fund used derivatives, including options, futures, and swaps, to manage its positioning. The use of derivatives marginally detracted from performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class III Shares	Bloomberg U.S. Aggregate Bond Index
Jan 15	$10,205	$10,210
Feb 15	$10,131	$10,114
Mar 15	$10,158	$10,161
Apr 15	$10,129	$10,124
May 15	$10,095	$10,100
Jun 15	$9,981	$9,990
Jul 15	$10,039	$10,059
Aug 15	$10,010	$10,045
Sep 15	$10,056	$10,113
Oct 15	$10,053	$10,114
Nov 15	$10,025	$10,088
Dec 15	$9,977	$10,055
Jan 16	$10,098	$10,193
Feb 16	$10,162	$10,266
Mar 16	$10,237	$10,360
Apr 16	$10,278	$10,400
May 16	$10,275	$10,402
Jun 16	$10,463	$10,589
Jul 16	$10,531	$10,656
Aug 16	$10,510	$10,644
Sep 16	$10,508	$10,638
Oct 16	$10,427	$10,556
Nov 16	$10,197	$10,307
Dec 16	$10,222	$10,321
Jan 17	$10,239	$10,341
Feb 17	$10,318	$10,411
Mar 17	$10,306	$10,405
Apr 17	$10,381	$10,486
May 17	$10,466	$10,567
Jun 17	$10,459	$10,556
Jul 17	$10,508	$10,601
Aug 17	$10,590	$10,696
Sep 17	$10,560	$10,645
Oct 17	$10,534	$10,652
Nov 17	$10,509	$10,638
Dec 17	$10,550	$10,687
Jan 18	$10,460	$10,564
Feb 18	$10,361	$10,464
Mar 18	$10,407	$10,531
Apr 18	$10,338	$10,452
May 18	$10,403	$10,527
Jun 18	$10,380	$10,514
Jul 18	$10,383	$10,516
Aug 18	$10,432	$10,584
Sep 18	$10,366	$10,516
Oct 18	$10,258	$10,433
Nov 18	$10,308	$10,495
Dec 18	$10,469	$10,688
Jan 19	$10,611	$10,801
Feb 19	$10,609	$10,795
Mar 19	$10,808	$11,003
Apr 19	$10,823	$11,005
May 19	$10,998	$11,201
Jun 19	$11,156	$11,341
Jul 19	$11,198	$11,366
Aug 19	$11,457	$11,661
Sep 19	$11,389	$11,599
Oct 19	$11,420	$11,634
Nov 19	$11,414	$11,628
Dec 19	$11,428	$11,620
Jan 20	$11,641	$11,843
Feb 20	$11,851	$12,056
Mar 20	$11,450	$11,985
Apr 20	$11,779	$12,198
May 20	$11,946	$12,255
Jun 20	$12,085	$12,332
Jul 20	$12,304	$12,517
Aug 20	$12,246	$12,416
Sep 20	$12,254	$12,409
Oct 20	$12,226	$12,353
Nov 20	$12,371	$12,475
Dec 20	$12,411	$12,492
Jan 21	$12,329	$12,402
Feb 21	$12,180	$12,223
Mar 21	$12,012	$12,071
Apr 21	$12,101	$12,166
May 21	$12,125	$12,206
Jun 21	$12,230	$12,291
Jul 21	$12,337	$12,429
Aug 21	$12,330	$12,405
Sep 21	$12,230	$12,298
Oct 21	$12,226	$12,294
Nov 21	$12,248	$12,331
Dec 21	$12,208	$12,299
Jan 22	$11,941	$12,034
Feb 22	$11,756	$11,900
Mar 22	$11,426	$11,569
Apr 22	$10,963	$11,130
May 22	$11,019	$11,202
Jun 22	$10,805	$11,026
Jul 22	$11,084	$11,296
Aug 22	$10,780	$10,977
Sep 22	$10,270	$10,502
Oct 22	$10,125	$10,366
Nov 22	$10,494	$10,748
Dec 22	$10,446	$10,699
Jan 23	$10,825	$11,028
Feb 23	$10,555	$10,743
Mar 23	$10,815	$11,016
Apr 23	$10,879	$11,083
May 23	$10,759	$10,962
Jun 23	$10,716	$10,923
Jul 23	$10,709	$10,915
Aug 23	$10,621	$10,846
Sep 23	$10,334	$10,570
Oct 23	$10,137	$10,403
Nov 23	$10,615	$10,874
Dec 23	$11,011	$11,291
Jan 24	$11,012	$11,260
Feb 24	$10,861	$11,101
Mar 24	$10,954	$11,203
Apr 24	$10,691	$10,920
May 24	$10,862	$11,105
Jun 24	$10,959	$11,210
Jul 24	$11,230	$11,472
Aug 24	$11,382	$11,637
Sep 24	$11,525	$11,793
Oct 24	$11,223	$11,500
Nov 24	$11,355	$11,622
Dec 24	$11,168	$11,432

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	1.13%	(0.50)%	1.11%
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35

Key Fund statistics

Net Assets...
$866,333,152
Number of Portfolio Holdings...
2,133
Net Investment Advisory Fees...
$3,378,407
Portfolio Turnover Rate...
635%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Total Return V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
31.7%
U.S. Treasury Obligations...
23.5
Corporate Bonds...
20.2
Investment Companies...
14.1
Asset-Backed Securities...
3.1
Foreign Government Obligations...
3.0
Non-Agency Mortgage-Backed Securities...
2.9
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)

Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
58.8%
AA/Aa...
15.9
A...
7.8
BBB/Baa...
13.1
BB/Ba...
1.1
B...
0.3
CCC/Caa...
0.1
CC/Ca...
0.1
C...
0.1
D...
0.0Footnote Reference(c)
N/R...
2.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Total Return V.I. Fund

Class III Shares | CBIII

Annual Shareholder Report — December 31, 2024

CBIII-12/24-AR

 (b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-537-4942.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Lorenzo A. Flores
Catherine A. Lynch
Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock High Yield V.I. Fund	$40,698	$40,698	$0	$0	$15,500	$15,500	$0	$407
BlackRock Total Return V.I. Fund	$51,918	$51,918	$0	$0	$15,500	$15,500	$0	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution and calculations.
3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:
          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock High Yield V.I. Fund	$15,500	$15,907
BlackRock Total Return V.I. Fund	$15,500	$15,907

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund

Derivative Financial Instruments
2024
BlackRock Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a) (b)
Apidos CLO XL Ltd., Series 2022-40A, Class
D1R, (3-mo. CME Term SOFR at 2.90%
Floor + 2.90%), 7.56%, 07/15/37 ....... USD 2,000 $ 2,031,593
CarVal CLO VII-C Ltd., Series 2023-1A, Class
D1R, (3-mo. CME Term SOFR at 3.15%
Floor + 3.15%), 7.77%, 07/20/37 ....... 2,000 2,040,492
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class DR, (3-mo. CME Term SOFR at 2.95%
Floor + 2.95%), 8.12%, 07/23/37 ....... 1,000 1,015,864
Generate CLO 17 Ltd., Series 2024-17A, Class
D1, (3-mo. CME Term SOFR at 3.00% Floor
+ 3.00%), 8.13%, 10/22/37 ........... 2,000 2,033,016
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class D1, (3-mo. CME Term
SOFR at 2.95% Floor + 2.95%), 8.23%,
07/25/37 ....................... 1,500 1,525,597
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 7.72%, 08/15/37 ....... 2,500 2,550,728
OCP CLO Ltd., Series 2024-34A, Class D1,
(3-mo. CME Term SOFR at 2.90% Floor +
2.90%), 7.85%, 10/15/37 ............. 1,000 1,016,404
Trimaran CAVU Ltd., Series 2021-1A, Class
D1R, (3-mo. CME Term SOFR at 3.40%
Floor + 3.40%), 8.03%, 07/23/37 ....... 1,500 1,508,905
Warwick Capital CLO 4 Ltd., Series 2024-4A,
Class D1, (3-mo. CME Term SOFR at 3.00%
Floor + 3.00%), 8.19%, 07/20/37 ....... 1,000 1,016,513
Total Asset-Backed Securities — 1 .5%
(Cost: $ 14,500,000 ) ............................... 14,739,112
Shares
Shares
Common Stocks
Aerospace & Defense — 0.1%
Boeing Co. (The)
(c)
................... 4,292 759,684
Building Products — 0.0%
JELD-WEN Holding, Inc.
(c)
.............. 35,112 287,567
Commercial Services & Supplies — 0.0%
Veritas, Inc.
(c) (d)
..................... 699 13,978
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(c)
............. 880 986
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(c)
...................... 34,421 725,250
Metals & Mining — 0.1%
Constellium SE , Class A
(c)
.............. 76,922 789,989
Specialized REITs — 0.1%
VICI Properties, Inc. .................. 41,585 1,214,698
Total Common Stocks — 0 .4%
(Cost: $ 4,246,792 ) ............................... 3,792,152
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. 662 671,339
Boeing Co. (The), 6.86%, 05/01/54 ....... 776 824,769
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Bombardier, Inc.
(b)
7.50% , 02/01/29 .................. USD 5 $ 5,202
8.75% , 11/15/30 .................. 1,478 1,588,753
7.25% , 07/01/31 .................. 647 667,235
7.00% , 06/01/32 .................. 1,761 1,791,397
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
.. 457 427,876
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 1,600 1,600,297
Goat Holdco LLC, 6.75%, 02/01/32
(b)
...... 952 942,699
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 .................. 1,228 1,314,564
9.75% , 11/15/30 .................. 1,343 1,486,174
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 1,310 1,321,428
6.38% , 03/01/29 .................. 3,928 3,936,727
6.88% , 12/15/30 .................. 505 512,512
7.13% , 12/01/31 .................. 1,692 1,732,545
6.63% , 03/01/32 .................. 5,172 5,218,681
6.00% , 01/15/33 .................. 4,404 4,316,165
Triumph Group, Inc., 9.00%, 03/15/28
(b)
.... 1,975 2,056,434
30,414,797
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... 467 469,561
Automobile Components — 1.2%
Aptiv Swiss Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88%, 12/15/54
(a)
........... 1,323 1,289,897
Clarios Global LP
4.38% , 05/15/26
(e)
................. EUR 560 579,728
8.50% , 05/15/27
(b)
................. USD 3,305 3,310,027
6.75% , 05/15/28
(b)
................. 1,076 1,095,679
Forvia SE, 5.50%, 06/15/31
(e)
.......... EUR 126 130,043
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
USD 273 276,968
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 176 161,615
5.63% , 04/30/33 .................. 248 217,765
Icahn Enterprises LP
5.25% , 05/15/27 .................. 2,350 2,224,922
9.75% , 01/15/29 .................. 570 571,467
4.38% , 02/01/29 .................. 475 396,759
10.00% , 11/15/29
(b)
................ 957 959,260
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash
or 9.50% PIK), 05/15/28
(a) (e) (f)
......... EUR 100 109,282
Mahle GmbH
(e)
2.38% , 05/14/28 .................. 100 90,663
6.50% , 05/02/31 .................. 100 101,656
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ USD 778 725,103
ZF Europe Finance BV, 4.75%, 01/31/29
(e)
... EUR 100 100,606
12,341,440
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(b)
................ USD 361 352,410
10.38% , 03/31/29
(e)
................ GBP 100 123,062
RCI Banque SA
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34
(a) (e)
.............. EUR 200 211,813
687,285
Banks — 1.5%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%,
12/11/36
(a) (e)
.................... 100 103,668
Alpha Bank SA, (1-Year EUR Swap Annual +
2.43%), 5.00%, 05/12/30
(a) (e)
.......... 100 109,761

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Banca Monte dei Paschi di Siena SpA
(e)
(3-mo. EURIBOR + 2.05%), 4.75% ,
03/15/29
(a)
.................... EUR 100 $ 107,937
10.50% , 07/23/29 ................. 100 130,417
Banco BPM SpA, (5-Year EUR Swap Annual +
3.40%), 3.38%, 01/19/32
(a) (e)
.......... 200 205,922
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.13%, 09/03/30
(a) (e)
............... 100 106,393
Banco de Sabadell SA, (5-Year EUR Swap
Annual + 6.20%), 5.75%
(a) (e) (g)
......... 200 207,947
Banco Espirito Santo SA
(c)(e)(h)
2.63% , 05/08/17 .................. 100 29,003
4.75% , 01/15/22 .................. 100 29,004
4.00% , 01/21/25 .................. 100 29,004
Bankinter SA, (5-Year EURIBOR ICE Swap
Rate + 4.71%), 7.38%
(a) (e) (g)
.......... 200 219,605
Barclays plc
(a)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.41%), 4.38% USD 940 845,375
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% 390 403,484
(USISSO05 + 5.78%), 9.63% ......... 2,240 2,464,831
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a) (e) (g)
.......... EUR 200 211,914
CaixaBank SA, (5-Year EUR Swap Annual +
4.50%), 5.25%
(a) (e) (g)
............... 200 207,947
Citigroup, Inc.
(a)(g)
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63% ....................... USD 422 439,654
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ....................... 1,885 1,920,018
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ....................... 1,130 1,120,810
Series DD , (10-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.76%), 7.00% ................. 450 474,559
Commerzbank AG
(a)(e)(g)
(5-Year EUR Swap Annual + 6.36%), 6.13% EUR 200 208,982
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ....................... 200 227,172
Eurobank SA
(a)(e)
(1-Year EUR Swap Annual + 1.80%), 4.00% ,
09/24/30 ..................... 100 105,790
(5-Year EURIBOR ICE Swap Rate + 2.17%),
4.88% , 04/30/31 ................ 100 110,053
HSBC Holdings plc, (5-Year EUR Swap Annual
+ 3.84%), 4.75%
(a) (e) (g)
.............. 200 204,580
ING Groep NV, (USISSO05 + 4.36%),
8.00%
(a) (e) (g)
.................... USD 200 209,750
Intesa Sanpaolo SpA
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a) (e) (g)
.................... EUR 250 261,552
5.15% , 06/10/30
(e)
................. GBP 150 179,691
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(a) (b)
................... USD 320 278,247
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(a) (b)
................... 235 180,543
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%), 5.88%,
06/28/35
(a) (e)
.................... EUR 125 140,125
Security
Par (000)
Par (000) Value
Banks (continued)
NatWest Group plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(a) (g)
................ USD 565 $ 601,740
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.66%), 6.30%
(a) (b) (g)
............... 507 484,395
Societe Generale SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.79%), 8.13%
(a) (b) (g)
............... 450 441,132
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
.... 1,055 1,073,383
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85%
(a) (g)
................ 875 903,132
14,977,520
Biotechnology — 0.1%
(e)
Cidron Aida Finco SARL, 6.25%, 04/01/28 ... GBP 100 119,276
Grifols SA
2.25% , 11/15/27 .................. EUR 697 688,751
7.13% , 05/01/30 .................. 100 106,453
914,480
Broadline Retail — 0.3%
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... USD 282 251,817
B&M European Value Retail SA, 6.50%,
11/27/31
(e)
..................... GBP 100 124,226
Match Group Holdings II LLC
(b)
4.63% , 06/01/28 .................. USD 231 219,978
5.63% , 02/15/29 .................. 164 159,252
Rakuten Group, Inc.
(b)
11.25% , 02/15/27 ................. 521 567,905
9.75% , 04/15/29 .................. 1,632 1,766,436
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.25%),
8.13%
(a) (g)
..................... 268 264,127
3,353,741
Building Products — 1.9%
Builders FirstSource, Inc., 6.38%, 03/01/34
(b)
. 473 466,821
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
..................... 560 536,622
EMRLD Borrower LP
6.38% , 12/15/30
(e)
................. EUR 100 109,453
6.38% , 12/15/30
(b)
................. 370 404,976
6.63% , 12/15/30
(b)
................. USD 4,939 4,945,586
6.75% , 07/15/31
(b)
................. 2,194 2,208,981
JELD-WEN, Inc., 7.00%, 09/01/32
(b)
...... 1,201 1,114,624
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. 181 174,852
9.75% , 07/15/28 .................. 491 502,115
PCF GmbH, 4.75%, 04/15/29
(e)
......... EUR 101 86,478
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 .................. USD 1,363 1,329,424
8.88% , 11/15/31 .................. 2,185 2,290,874
Standard Building Solutions, Inc., 6.50%,
08/15/32
(b)
..................... 1,684 1,686,697
Standard Industries, Inc.
2.25% , 11/21/26
(e)
................. EUR 200 202,426
4.75% , 01/15/28
(b)
................. USD 3 2,871
4.38% , 07/15/30
(b)
................. 776 710,979
3.38% , 01/15/31
(b)
................. 416 356,682
Summit Materials LLC, 7.25%, 01/15/31
(b)
... 1,033 1,096,102
Wilsonart LLC, 11.00%, 08/15/32
(b)
....... 790 774,339
19,000,902

Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 1.9%
Antares Holdings LP, 6.35%, 10/23/29
(b)
.... USD 305 $ 302,589
Apollo Debt Solutions BDC
(b)
6.90% , 04/13/29 .................. 773 799,658
6.70% , 07/29/31 .................. 395 405,665
Ares Strategic Income Fund
(b)
5.70% , 03/15/28 .................. 431 430,940
5.60% , 02/15/30 .................. 833 823,243
Blackstone Private Credit Fund
(b)
5.95% , 07/16/29 .................. 358 360,359
6.25% , 01/25/31 .................. 155 157,606
6.00% , 11/22/34 .................. 1,920 1,873,320
Blue Owl Capital Corp. II, 8.45%, 11/15/26 .. 357 374,177
Blue Owl Credit Income Corp.
7.75% , 09/16/27 .................. 416 436,830
6.60% , 09/15/29
(b)
................. 96 97,918
6.65% , 03/15/31 .................. 650 661,576
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(b)
..................... 250 251,532
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
........... 1,540 1,505,827
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 403 386,819
Deutsche Bank AG
(a)(e)(g)
(5-Year EURIBOR ICE Swap Rate + 4.55%),
4.50% ....................... EUR 200 196,811
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38% ....................... 200 211,297
Focus Financial Partners LLC, 6.75%,
09/15/31
(b)
..................... USD 660 657,377
Goldman Sachs Group, Inc. (The), Series Y,
(10-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 6.13%
(a) (g)
2,224 2,195,342
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 384 372,086
8.00% , 06/15/27 .................. 493 513,667
HPS Corporate Lending Fund, 6.75%,
01/30/29
(b)
..................... 435 446,706
Julius Baer Group Ltd., (5-Year EUR Swap
Annual + 3.85%), 6.63%
(a) (e) (g)
......... EUR 200 211,313
Oaktree Strategic Credit Fund
8.40% , 11/14/28 .................. USD 115 123,203
6.50% , 07/23/29 .................. 308 311,238
State Street Corp., Series I, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.61%), 6.70%
(a) (g)
......... 295 300,828
UBS Group AG
(a)(b)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.75%), 9.25% 1,095 1,183,773
(USISSO05 + 3.63%), 6.85% ......... 605 598,391
(USISSO05 + 4.16%), 7.75% ......... 2,061 2,146,952
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25% 1,240 1,420,955
19,757,998
Chemicals — 2.5%
Avient Corp., 6.25%, 11/01/31
(b)
......... 402 396,528
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................ 444 459,467
Axalta Coating Systems LLC, 3.38%, 02/15/29
(b)
512 464,784
Chemours Co. (The)
5.38% , 05/15/27 .................. 576 554,407
5.75% , 11/15/28
(b)
................. 923 857,407
4.63% , 11/15/29
(b)
................. 196 170,290
8.00% , 01/15/33
(b)
................. 813 794,347
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 3,267 3,098,837
Security
Par (000)
Par (000) Value
Chemicals (continued)
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(e)
..................... EUR 100 $ 104,399
HB Fuller Co., 4.25%, 10/15/28 ......... USD 185 173,999
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... 851 785,216
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 483 489,058
INEOS Finance plc, 6.38%, 04/15/29
(e)
..... EUR 100 108,555
INEOS Quattro Finance 2 plc
(e)
8.50% , 03/15/29 .................. 100 110,836
6.75% , 04/15/30 .................. 100 107,400
Ingevity Corp., 3.88%, 11/01/28
(b)
........ USD 132 120,681
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. 681 565,345
Kronos International, Inc., 9.50%, 03/15/29
(e)
. EUR 100 113,827
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... USD 296 304,461
Lune Holdings SARL, 5.63%, 11/15/28
(e)
.... EUR 100 78,517
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
.... USD 384 369,868
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
..................... 588 581,738
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
388 373,450
Nobian Finance BV, 3.63%, 07/15/26
(e)
..... EUR 100 102,549
Olympus Water US Holding Corp.
9.75% , 11/15/28
(b)
................. USD 4,085 4,334,252
5.38% , 10/01/29
(e)
................. EUR 200 197,911
6.25% , 10/01/29
(b)
................. USD 404 383,777
7.25% , 06/15/31
(b)
................. 1,749 1,776,529
SCIL IV LLC, 9.50%, 07/15/28
(e)
......... EUR 100 110,903
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. USD 222 204,533
4.00% , 04/01/31 .................. 325 283,375
4.38% , 02/01/32 .................. 533 465,364
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 1,613 1,502,753
Synthomer plc, 7.38%, 05/02/29
(e)
........ EUR 100 108,147
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. USD 419 406,035
5.63% , 08/15/29 .................. 4,202 3,864,508
7.38% , 03/01/31 .................. 816 833,314
25,757,367
Commercial Services & Supplies — 3.9%
ADT Security Corp. (The)
(b)
4.13% , 08/01/29 .................. 58 53,327
4.88% , 07/15/32 .................. 327 300,116
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
................. 3,987 3,762,237
4.88% , 06/01/28
(e)
................. GBP 150 173,878
6.00% , 06/01/29
(b)
................. USD 3,340 3,043,263
7.88% , 02/15/31
(b)
................. 5,557 5,679,728
Amber Finco plc, 6.63%, 07/15/29
(e)
....... EUR 111 121,476
APCOA Group GmbH, (3-mo. EURIBOR at
0.00% Floor + 4.13%), 7.37%, 04/15/31
(a) (e)
. 100 103,975
APi Group DE, Inc.
(b)
4.13% , 07/15/29 .................. USD 453 414,016
4.75% , 10/15/29 .................. 225 211,595
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 251 243,912
Brink's Co. (The)
(b)
6.50% , 06/15/29 .................. 408 413,473
6.75% , 06/15/32 .................. 1,100 1,108,079
Cimpress plc, 7.38%, 09/15/32
(b)
......... 721 716,276
Deluxe Corp., 8.13%, 09/15/29
(b)
........ 335 339,697
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. 408 396,259
7.75% , 02/15/28 .................. 1,771 1,827,507
6.00% , 06/01/29 .................. 259 245,529
8.25% , 08/01/32 .................. 1,426 1,449,135
8.38% , 11/15/32 .................. 2,512 2,556,827

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 .................. USD 689 $ 652,410
3.50% , 09/01/28 .................. 113 106,499
4.75% , 06/15/29 .................. 342 328,438
4.38% , 08/15/29 .................. 1,081 1,021,846
6.75% , 01/15/31 .................. 1,109 1,138,783
Intrum AB
(c)(e)(h)
3.00% , 09/15/27 .................. EUR 156 116,589
9.25% , 03/15/28 .................. 100 75,047
Madison IAQ LLC
(b)
4.13% , 06/30/28 .................. USD 585 553,789
5.88% , 06/30/29 .................. 1,574 1,486,225
Paprec Holding SA, 7.25%, 11/17/29
(e)
..... EUR 100 109,800
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... USD 1,020 1,014,394
Q-Park Holding I BV, 5.13%, 02/15/30
(e)
.... EUR 100 106,388
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
..................... USD 1,058 1,047,387
Reworld Holding Corp.
4.88% , 12/01/29
(b)
................. 365 337,559
5.00% , 09/01/30 .................. 200 184,440
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
. 1,559 1,583,127
Techem Verwaltungsgesellschaft 675 mbH
5.38% , 07/15/29
(e)
................. EUR 200 214,083
Veritiv Operating Co., 10.50%, 11/30/30
(b)
... USD 456 491,103
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 3,191 3,189,220
Williams Scotsman, Inc.
(b)
6.63% , 06/15/29 .................. 88 89,047
7.38% , 10/01/31 .................. 1,184 1,218,295
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
.. 1,272 1,294,895
39,519,669
Communications Equipment — 0.2%
(b)
CommScope LLC, 4.75%, 09/01/29 ....... 1,451 1,292,365
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 288 259,701
1,552,066
Construction & Engineering — 0.6%
Arcosa, Inc.
(b)
4.38% , 04/15/29 .................. 676 629,882
6.88% , 08/15/32 .................. 343 348,521
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... 4,296 4,372,479
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 279 260,351
Heathrow Finance plc
(e)
4.13% , 09/01/29
(i)
................. GBP 100 114,586
6.63% , 03/01/31 .................. 100 125,816
Pike Corp., 8.63%, 01/31/31
(b)
.......... USD 214 225,760
6,077,395
Consumer Finance — 0.8%
Ally Financial, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(a)
........... 95 92,039
Azorra Finance Ltd., 7.75%, 04/15/30
(b)
.... 434 427,629
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 163 175,183
GGAM Finance Ltd.
(b)
8.00% , 02/15/27 .................. 768 792,158
8.00% , 06/15/28 .................. 399 418,952
6.88% , 04/15/29 .................. 632 639,959
5.88% , 03/15/30 .................. 560 547,400
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 652 660,509
Macquarie Airfinance Holdings Ltd.
(b)
8.13% , 03/30/29 .................. 676 714,943
6.50% , 03/26/31 .................. 355 366,744
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Navient Corp., 9.38%, 07/25/30 ......... USD 787 $ 840,824
OneMain Finance Corp.
6.63% , 05/15/29 .................. 854 864,632
5.38% , 11/15/29 .................. 64 61,532
7.88% , 03/15/30 .................. 734 765,678
4.00% , 09/15/30 .................. 471 418,607
7.50% , 05/15/31 .................. 267 274,030
7.13% , 11/15/31 .................. 473 481,903
8,542,722
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc.
(b)
3.50% , 03/15/29 .................. 662 602,526
4.88% , 02/15/30 .................. 659 627,915
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(e)
. GBP 163 197,371
Bellis Finco plc, 4.00%, 02/16/27
(e)
....... 100 117,992
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
... USD 229 237,582
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
6.95% , 07/01/29
(a) (e)
.............. EUR 200 207,895
Market Bidco Finco plc, 5.50%, 11/04/27
(e)
... GBP 100 119,557
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 .................. USD 323 299,690
6.13% , 09/15/32 .................. 1,400 1,399,936
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
471 464,011
US Foods, Inc.
(b)
4.75% , 02/15/29 .................. 126 120,667
4.63% , 06/01/30 .................. 42 39,499
7.25% , 01/15/32 .................. 568 587,831
5,022,472
Containers & Packaging — 2.3%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(b)
................. 971 963,408
2.00% , 09/01/28
(e)
................. EUR 100 94,190
3.25% , 09/01/28
(b)
................. USD 200 178,935
3.00% , 09/01/29
(e)
................. EUR 200 176,594
4.00% , 09/01/29
(b)
................. USD 3,689 3,168,825
Ardagh Packaging Finance plc
2.13% , 08/15/26
(e)
................. EUR 509 471,908
4.13% , 08/15/26
(b)
................. USD 1,490 1,341,000
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 942 948,244
6.88% , 01/15/30 .................. 1,703 1,714,524
8.75% , 04/15/30 .................. 1,448 1,463,738
Crown European Holdings SACA
(e)
5.00% , 05/15/28 .................. EUR 100 109,155
4.50% , 01/15/30 .................. 100 107,094
Fiber Bidco SpA, 10.00%, 06/15/29
(e)
...... 100 107,288
Graphic Packaging International LLC
3.50% , 03/15/28
(b)
................. USD 8 7,483
2.63% , 02/01/29
(e)
................. EUR 200 197,340
Kleopatra Finco SARL, 4.25%, 03/01/26
(e)
... 100 95,149
LABL, Inc.
(b)
5.88% , 11/01/28 .................. USD 194 172,835
9.50% , 11/01/28 .................. 1,164 1,165,561
8.63% , 10/01/31 .................. 1,006 930,631
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 .................. 6,838 6,976,196
9.25% , 04/15/27 .................. 535 541,260
OI European Group BV
6.25% , 05/15/28
(b)
................. EUR 270 290,278
5.25% , 06/01/29
(e)
................. 100 105,657
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... USD 283 275,421

Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. USD 143 $ 136,468
5.00% , 04/15/29 .................. 146 140,508
6.50% , 07/15/32 .................. 490 490,752
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
329 362,917
Trivium Packaging Finance BV, 8.50%,
08/15/27
(b)
..................... 200 199,693
22,933,052
Distributors — 0.3%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 72 65,312
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 1,221 1,216,590
Dealer Tire LLC, 8.00%, 02/01/28 ........ 304 298,537
Gates Corp., 6.88%, 07/01/29 .......... 776 789,361
Resideo Funding, Inc.
4.00% , 09/01/29 .................. 124 112,322
6.50% , 07/15/32 .................. 1,049 1,050,308
3,532,430
Diversified Consumer Services — 1.0%
Belron UK Finance plc
4.63% , 10/15/29
(e)
................. EUR 100 106,071
5.75% , 10/15/29
(b)
................. USD 1,988 1,967,542
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(b)
................ 244 232,793
Pachelbel Bidco SpA
(e)
7.13% , 05/17/31 .................. EUR 100 110,771
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
7.30% , 05/17/31
(a)
............... 100 104,287
Service Corp. International
3.38% , 08/15/30 .................. USD 305 266,875
4.00% , 05/15/31 .................. 227 202,281
5.75% , 10/15/32 .................. 2,507 2,431,748
Sotheby's
(b)
7.38% , 10/15/27 .................. 1,591 1,573,268
5.88% , 06/01/29 .................. 1,375 1,219,336
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 2,340 2,403,471
10,618,443
Diversified REITs — 0.7%
(b)
Digital Realty Trust LP, 1.88%, 11/15/29
(j)
... 223 229,690
Global Net Lease, Inc., 3.75%, 12/15/27 .... 198 180,701
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ........ 806 741,819
Uniti Group LP, 10.50%, 02/15/28 ........ 5,900 6,291,054
7,443,264
Diversified Telecommunication Services — 5.3%
Altice Financing SA
(b)
5.00% , 01/15/28 .................. 553 432,848
5.75% , 08/15/29 .................. 2,617 1,915,755
Altice France SA
(b)
5.50% , 01/15/28 .................. 503 370,789
5.13% , 01/15/29 .................. 200 150,573
5.13% , 07/15/29 .................. 2,800 2,096,816
British Telecommunications plc, (5-Year
EURIBOR ICE Swap Rate + 2.54%), 5.13%,
10/03/54
(a) (e)
.................... EUR 125 134,175
CCO Holdings LLC
(b)
5.38% , 06/01/29 .................. USD 302 288,540
6.38% , 09/01/29 .................. 1,967 1,950,185
4.75% , 03/01/30 .................. 523 477,586
4.50% , 08/15/30 .................. 334 299,797
4.25% , 02/01/31 .................. 743 647,543
7.38% , 03/01/31 .................. 3,895 3,970,888
4.75% , 02/01/32 .................. 86 75,480
4.25% , 01/15/34 .................. 3,726 3,022,867
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Cellnex Telecom SA, 2.13%, 08/11/30
(e) (j)
.... EUR 400 $ 434,913
Frontier Communications Holdings LLC
5.88% , 10/15/27
(b)
................. USD 746 743,635
5.00% , 05/01/28
(b)
................. 1,499 1,465,444
5.88% , 11/01/29 .................. 118 117,096
6.00% , 01/15/30
(b)
................. 471 469,948
8.75% , 05/15/30
(b)
................. 3,566 3,768,868
8.63% , 03/15/31
(b)
................. 930 989,103
Global Switch Finance BV, 1.38%, 10/07/30
(e)
. EUR 100 97,266
Iliad Holding SASU
7.00% , 10/15/28
(b)
................. USD 932 944,461
5.38% , 04/15/30
(e)
................. EUR 100 106,537
6.88% , 04/15/31
(e)
................. 100 111,092
8.50% , 04/15/31
(b)
................. USD 1,721 1,829,706
7.00% , 04/15/32
(b)
................. 1,766 1,774,935
Iliad SA, 5.63%, 02/15/30
(e)
............ EUR 200 222,892
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(e)
..................... 100 97,870
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(e)
200 211,010
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. USD 3,781 4,213,748
4.88% , 06/15/29 .................. 1,892 1,646,040
11.00% , 11/15/29 ................. 3,226 3,628,559
4.50% , 04/01/30 .................. 912 755,937
10.50% , 05/15/30 ................. 1,650 1,796,850
10.75% , 12/15/30 ................. 1,696 1,892,563
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(e)
EUR 251 273,641
Lumen Technologies, Inc.
(b)
4.13% , 04/15/30 .................. USD 450 400,764
10.00% , 10/15/32 ................. 576 572,714
Optics Bidco SpA
(b)
Series 2034 , 6.00% , 09/30/34 ......... 1,216 1,167,408
7.20% , 07/18/36 .................. 1,168 1,192,202
RCS & RDS SA, 3.25%, 02/05/28
(e)
....... EUR 100 99,830
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
..................... USD 1,254 1,223,578
Virgin Media Secured Finance plc
(e)
4.25% , 01/15/30 .................. GBP 100 109,854
4.13% , 08/15/30 .................. 200 214,169
Windstream Services LLC, 8.25%, 10/01/31
(b)
USD 3,583 3,700,604
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 .................. 1,120 1,032,930
6.13% , 03/01/28 .................. 837 711,443
53,851,452
Electric Utilities — 1.2%
Alpha Generation LLC, 6.75%, 10/15/32
(b)
... 862 852,841
California Buyer Ltd.
5.63% , 02/15/32
(e)
................. EUR 100 107,860
6.38% , 02/15/32
(b)
................. USD 594 592,424
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
........... 518 524,292
EDP SA
(a)(e)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75% , 05/29/54 ................ EUR 100 105,916
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63% , 09/16/54 ................ 100 105,446
FirstEnergy Corp., 4.00%, 05/01/26
(j)
...... USD 1,409 1,413,931
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(a)
..................... 735 752,994
NRG Energy, Inc.
(b)
5.75% , 07/15/29 .................. 500 486,060
6.00% , 02/01/33 .................. 2,020 1,961,875

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.25% , 11/01/34 .................. USD 2,112 $ 2,071,545
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 118 110,749
PG&E Corp.
4.25% , 12/01/27
(j)
................. 483 523,814
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
.................... 156 160,092
Public Power Corp. SA, 4.63%, 10/31/31
(e)
.. EUR 100 105,440
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (e) (g)
.................... 100 106,845
Vistra Operations Co. LLC
(b)
7.75% , 10/15/31 .................. USD 1,218 1,277,762
6.88% , 04/15/32 .................. 950 972,721
12,232,607
Electrical Equipment — 0.2%
Nexans SA, 4.25%, 03/11/30
(e)
.......... EUR 100 105,918
Sensata Technologies BV, 4.00%, 04/15/29
(b)
. USD 29 26,612
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 1,553 1,465,756
1,598,286
Electronic Equipment, Instruments & Components — 0.5%
(b)
Coherent Corp., 5.00%, 12/15/29 ........ 921 878,903
Insight Enterprises, Inc., 6.63%, 05/15/32 ... 412 414,323
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 1,286 1,178,023
3.75% , 02/15/31 .................. 597 521,920
6.63% , 07/15/32 .................. 1,884 1,881,968
Zebra Technologies Corp., 6.50%, 06/01/32 .. 302 306,351
5,181,488
Energy Equipment & Services — 2.0%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. 160 160,827
6.25% , 04/01/28 .................. 1,016 1,010,584
6.63% , 09/01/32 .................. 1,723 1,720,856
Borr IHC Ltd.
(b)
10.00% , 11/15/28 ................. 340 338,976
10.38% , 11/15/30 ................. 239 237,512
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
285 295,752
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 211 219,102
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 1,262 1,287,299
Nabors Industries Ltd., 7.50%, 01/15/28
(b)
... 218 201,860
Nabors Industries, Inc.
(b)
7.38% , 05/15/27 .................. 736 735,146
9.13% , 01/31/30 .................. 236 240,003
8.88% , 08/15/31 .................. 150 139,288
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 951 960,478
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 171 168,669
Star Holding LLC, 8.75%, 08/01/31
(b)
...... 659 652,951
TGS ASA, 8.50%, 01/15/30
(b)
........... 371 379,297
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 283 289,547
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 294 299,991
Transocean, Inc.
(b)
8.00% , 02/01/27 .................. 432 431,185
8.25% , 05/15/29 .................. 1,421 1,391,969
8.75% , 02/15/30 .................. 1,479 1,525,330
8.50% , 05/15/31 .................. 1,472 1,443,114
USA Compression Partners LP, 7.13%,
03/15/29
(b)
..................... 1,464 1,489,836
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 2,047 2,068,553
Vallourec SACA, 7.50%, 04/15/32
(b)
....... 971 1,006,277
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Weatherford International Ltd., 8.63%,
04/30/30
(b)
..................... USD 1,465 $ 1,512,378
20,206,780
Entertainment — 0.3%
Banijay Entertainment SAS
7.00% , 05/01/29
(e)
................. EUR 100 109,025
8.13% , 05/01/29
(b)
................. USD 222 229,839
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
.... 289 294,586
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(b)
..................... 638 569,415
Live Nation Entertainment, Inc., 3.75%,
01/15/28
(b)
..................... 728 686,531
Odeon Finco plc, 12.75%, 11/01/27
(b)
...... 800 839,998
Pinewood Finco plc, 6.00%, 03/27/30
(e)
..... GBP 112 139,214
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... USD 187 169,516
3,038,124
Financial Services — 2.8%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
.... 934 919,452
Block, Inc.
2.75% , 06/01/26 .................. 115 110,814
3.50% , 06/01/31 .................. 196 172,574
6.50% , 05/15/32
(b)
................. 5,191 5,241,110
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
2,038 2,136,557
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
........... 640 635,623
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 225 229,277
Freedom Mortgage Corp., 12.25%, 10/01/30
(b)
247 273,163
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 .................. 979 1,010,271
9.13% , 05/15/31 .................. 703 724,843
Global Payments, Inc., 1.50%, 03/01/31
(b) (j)
.. 1,325 1,297,175
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
........ 674 656,367
Jefferies Finance LLC
(b)
5.00% , 08/15/28 .................. 665 623,795
6.63% , 10/15/31 .................. 211 210,666
Jerrold Finco plc, 5.25%, 01/15/27
(e)
...... GBP 100 123,375
Midcap Financial Issuer Trust, 6.50%,
05/01/28
(b)
..................... USD 422 412,699
Nationstar Mortgage Holdings, Inc.
(b)
6.00% , 01/15/27 .................. 6 5,968
6.50% , 08/01/29 .................. 1,350 1,347,713
5.13% , 12/15/30 .................. 321 299,503
5.75% , 11/15/31 .................. 1,425 1,362,040
7.13% , 02/01/32 .................. 2,044 2,069,466
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(a) (e) (g)
............... GBP 200 242,556
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... USD 229 248,077
Nexi SpA, 0.00%, 02/24/28
(e) (j) (k)
......... EUR 100 91,544
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. USD 679 711,390
7.13% , 11/15/30 .................. 718 727,125
PHH Escrow Issuer LLC, 9.88%, 11/01/29
(b)
.. 363 364,633
ProGroup AG, 5.13%, 04/15/29
(e)
........ EUR 100 101,811
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. USD 148 140,425
3.88% , 03/01/31 .................. 1,104 961,912
4.00% , 10/15/33 .................. 329 274,012
Shift4 Payments LLC, 6.75%, 08/15/32
(b)
... 2,671 2,716,559
Stena International SA, 7.25%, 01/15/31
(b)
... 200 204,071
UWM Holdings LLC, 6.63%, 02/01/30
(b)
.... 1,290 1,282,030

Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Worldline SA, 0.00%, 07/30/26
(e) (j) (k)
....... EUR 158 $ 156,919
28,085,515
Food Products — 1.4%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
...... USD 233 239,517
Boparan Finance plc, 9.38%, 11/07/29
(e)
.... GBP 100 121,034
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b) (f)
............ USD 3,943 4,095,919
Chobani LLC
(b)
4.63% , 11/15/28 .................. 1,918 1,846,323
7.63% , 07/01/29 .................. 3,253 3,363,878
Darling Global Finance BV, 3.63%, 05/15/26
(e)
EUR 290 300,021
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. USD 374 368,943
Fiesta Purchaser, Inc.
(b)
7.88% , 03/01/31 .................. 241 251,542
9.63% , 09/15/32 .................. 345 361,416
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.63%, 12/15/29
(a) (e)
.......... EUR 100 104,673
Lamb Weston Holdings, Inc.
(b)
4.88% , 05/15/28 .................. USD 76 74,197
4.13% , 01/31/30 .................. 525 480,024
Post Holdings, Inc.
(b)
4.50% , 09/15/31 .................. 180 161,252
6.25% , 02/15/32 .................. 660 655,041
6.38% , 03/01/33 .................. 1,482 1,450,674
6.25% , 10/15/34 .................. 529 515,321
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 203 187,591
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(e)
EUR 100 107,858
14,685,224
Gas Utilities — 0.1%
(b)
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a)
................ USD 569 572,112
Suburban Propane Partners LP, 5.00%,
06/01/31 ...................... 183 163,139
735,251
Ground Transportation — 0.5%
Boels Topholding BV, 5.75%, 05/15/30
(e)
.... EUR 107 115,671
Brightline East LLC, 11.00%, 01/31/30
(b)
.... USD 532 507,730
Edge Finco plc, 8.13%, 08/15/31
(e)
....... GBP 140 178,990
EquipmentShare.com, Inc., 8.00%, 03/15/33
(b)
USD 353 357,476
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
1,256 1,263,573
GN Bondco LLC, 9.50%, 10/15/31
(b)
...... 451 474,898
Hertz Corp. (The), 12.63%, 07/15/29
(b)
..... 402 428,297
Loxam SAS, 6.38%, 05/15/28
(e)
......... EUR 100 107,736
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a) (e) (g)
.................... GBP 100 119,575
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 7.95%, 04/22/30
(a)
...... EUR 100 104,388
Uber Technologies, Inc.
(j)
0.00% , 12/15/25
(k)
................. USD 148 149,184
Series 2028 , 0.88% , 12/01/28 ......... 1,055 1,160,500
Watco Cos. LLC, 7.13%, 08/01/32
(b)
...... 358 369,008
5,337,026
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc.
2.63% , 11/01/25
(e)
................. EUR 200 205,606
3.88% , 07/15/28
(e)
................. 100 103,209
4.63% , 07/15/28
(b)
................. USD 883 842,827
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 3,724 3,854,340
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 735 680,601
5.25% , 10/01/29 .................. 4,225 4,077,395
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
414 444,034
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
USD 508 $ 514,655
10,722,667
Health Care Providers & Services — 2.7%
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 729 704,231
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. 3,557 3,413,715
6.00% , 01/15/29 .................. 1,060 949,131
5.25% , 05/15/30 .................. 2,638 2,166,663
4.75% , 02/15/31 .................. 827 641,715
10.88% , 01/15/32 ................. 2,000 2,063,456
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
..................... 895 913,759
DaVita, Inc., 6.88%, 09/01/32
(b)
......... 453 456,472
Encompass Health Corp.
4.75% , 02/01/30 .................. 413 391,533
4.63% , 04/01/31 .................. 229 211,485
Ephios Subco 3 SARL, 7.88%, 01/31/31
(e)
... EUR 100 112,767
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 567 567,451
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 1,391 1,303,860
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 623 672,190
11.00% , 10/15/30 ................. 2,293 2,516,941
10.00% , 06/01/32 ................. 1,184 1,203,829
Molina Healthcare, Inc.
(b)
3.88% , 05/15/32 .................. 258 222,799
6.25% , 01/15/33 .................. 753 744,222
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 533 491,540
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
..................... 312 303,486
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 1,477 1,534,012
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(b)
..................... 3,132 3,194,935
Tenet Healthcare Corp., 6.75%, 05/15/31 ... 1,909 1,928,550
US Acute Care Solutions LLC, 9.75%,
05/15/29
(b)
..................... 641 653,249
27,361,991
Health Care REITs — 0.3%
MPT Operating Partnership LP
2.50% , 03/24/26 .................. GBP 941 1,043,859
5.25% , 08/01/26 .................. USD 134 123,366
5.00% , 10/15/27 .................. 107 90,210
4.63% , 08/01/29 .................. 1,400 1,003,169
3.50% , 03/15/31 .................. 1,029 648,380
2,908,984
Health Care Technology — 0.1%
IQVIA, Inc.
1.75% , 03/15/26
(e)
................. EUR 190 193,484
6.50% , 05/15/30
(b)
................. USD 400 407,029
600,513
Hotel & Resort REITs — 1.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... 565 573,251
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
... 314 309,522
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(j)
.. 36 33,430
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 .................. 454 428,634
6.50% , 04/01/32 .................. 3,534 3,551,786
RLJ Lodging Trust LP
(b)
3.75% , 07/01/26 .................. 258 250,917
4.00% , 09/15/29 .................. 217 196,649
Service Properties Trust
8.63% , 11/15/31
(b)
................. 4,150 4,318,440
8.88% , 06/15/32 .................. 1,195 1,105,983

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
XHR LP, 6.63%, 05/15/30
(b)
............ USD 308 $ 309,011
11,077,623
Hotels, Restaurants & Leisure — 5.3%
1011778 BC ULC
(b)
5.63% , 09/15/29 .................. 500 492,511
4.00% , 10/15/30 .................. 1,049 938,160
Accor SA, (5-Year EUR Swap Annual + 4.11%),
7.25%
(a) (e) (g)
.................... EUR 100 114,863
Allwyn Entertainment Financing UK plc
7.88% , 04/30/29
(b)
................. USD 300 307,323
7.25% , 04/30/30
(e)
................. EUR 100 110,513
Aramark International Finance SARL, 3.13%,
04/01/25
(e)
..................... 752 777,012
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 6.96%,
07/18/30
(a) (e)
.................... 100 104,155
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... USD 747 708,127
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 .................. 3,355 3,417,234
6.50% , 02/15/32 .................. 1,646 1,653,429
6.00% , 10/15/32 .................. 504 485,941
Carnival Corp.
(b)
6.00% , 05/01/29 .................. 1,988 1,983,297
7.00% , 08/15/29 .................. 115 119,623
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 597 636,036
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. 875 844,054
5.75% , 04/01/30 .................. 2,103 2,063,995
6.75% , 05/01/31 .................. 1,377 1,391,894
Cirsa Finance International SARL, (3-mo.
EURIBOR + 4.50%), 7.56%, 07/31/28
(a) (e)
.. EUR 100 104,849
CPUK Finance Ltd., 7.88%, 08/28/29
(e)
..... GBP 100 128,458
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. USD 1,413 1,309,399
6.75% , 01/15/30 .................. 308 284,137
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
..................... 1,040 1,064,481
Hilton Domestic Operating Co., Inc.
(b)
4.00% , 05/01/31 .................. 30 26,980
3.63% , 02/15/32 .................. 129 112,060
5.88% , 03/15/33 .................. 1,738 1,710,138
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 193 196,887
7.50% , 09/01/31 .................. 811 835,023
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 207 215,770
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 481 481,181
Lottomatica Group SpA
(e)
5.38% , 06/01/30 .................. EUR 100 107,582
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
6.19% , 06/01/31
(a)
............... 100 104,750
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 655 570,933
Melco Resorts Finance Ltd.
(b)
4.88% , 06/06/25 .................. 500 495,625
5.63% , 07/17/27 .................. 200 192,750
5.75% , 07/21/28 .................. 200 190,000
5.38% , 12/04/29 .................. 790 720,883
7.63% , 04/17/32 .................. 643 645,707
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 613 591,804
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
285 282,649
MGM China Holdings Ltd.
(b)
5.25% , 06/18/25 .................. 200 199,100
4.75% , 02/01/27 .................. 200 193,688
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.13% , 06/26/31 .................. USD 244 $ 246,440
MGM Resorts International, 6.13%, 09/15/29 . 1,208 1,206,482
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 220 207,417
Motion Finco SARL, 7.38%, 06/15/30
(e)
..... EUR 100 105,361
NCL Corp. Ltd.
(b)
8.13% , 01/15/29 .................. USD 717 755,527
7.75% , 02/15/29 .................. 593 622,664
6.25% , 03/01/30 .................. 796 786,519
Pinnacle Bidco plc, 8.25%, 10/11/28
(e)
..... EUR 100 109,839
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 .................. USD 214 167,990
5.88% , 09/01/31 .................. 370 269,175
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 324 347,089
Royal Caribbean Cruises Ltd.
(b)
5.63% , 09/30/31 .................. 3,079 3,028,687
6.25% , 03/15/32 .................. 363 367,349
6.00% , 02/01/33 .................. 1,883 1,878,528
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 583 574,976
10.75% , 11/15/29 ................. 330 340,442
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 804 769,374
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 .................. 1,268 1,295,044
6.63% , 05/01/32 .................. 240 243,243
Station Casinos LLC
(b)
4.50% , 02/15/28 .................. 392 371,955
4.63% , 12/01/31 .................. 638 571,515
6.63% , 03/15/32 .................. 466 463,083
Stonegate Pub Co. Financing 2019 plc, 10.75%,
07/31/29
(e)
..................... GBP 100 130,398
TUI AG, 5.88%, 03/15/29
(e)
............ EUR 100 108,398
TUI Cruises GmbH, 5.00%, 05/15/30
(e)
..... 100 105,143
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
...... USD 884 893,917
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 .................. 612 607,404
7.00% , 02/15/29 .................. 123 123,675
9.13% , 07/15/31 .................. 2,181 2,345,141
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 258 253,907
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 227 215,778
Wynn Macau Ltd.
(b)
5.50% , 01/15/26 .................. 263 260,451
5.50% , 10/01/27 .................. 200 193,760
5.63% , 08/26/28 .................. 2,991 2,871,360
4.50% , 03/07/29
(j)
................. 200 199,698
5.13% , 12/15/29 .................. 938 867,650
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 1,132 1,084,199
7.13% , 02/15/31 .................. 1,867 1,944,312
6.25% , 03/15/33 .................. 486 477,488
54,324,379
Household Durables — 0.9%
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 .................. 208 191,363
4.63% , 04/01/30 .................. 325 294,897
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 213 216,318
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 418 388,569
4.88% , 02/15/30 .................. 566 511,137
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
962 945,560
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
283 294,856

Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Empire Communities Corp., 9.75%, 05/01/29
(b)
USD 190 $ 199,888
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
..................... 2,118 2,306,047
LGI Homes, Inc.
(b)
8.75% , 12/15/28 .................. 314 329,370
7.00% , 11/15/32 .................. 688 681,216
Mattamy Group Corp., 4.63%, 03/01/30
(b)
... 262 243,738
Meritage Homes Corp., 1.75%, 05/15/28
(b) (j)
.. 738 723,240
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
545 573,576
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 290 306,601
Tempur Sealy International, Inc.
(b)
4.00% , 04/15/29 .................. 338 311,448
3.88% , 10/15/31 .................. 115 100,330
TRI Pointe Homes, Inc.
5.25% , 06/01/27 .................. 31 30,450
5.70% , 06/15/28 .................. 6 5,961
8,654,565
Household Products — 0.1%
Central Garden & Pet Co.
5.13% , 02/01/28 .................. 20 19,430
4.13% , 10/15/30 .................. 241 216,449
4.13% , 04/30/31
(b)
................. 345 305,084
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
..................... 153 145,736
Spectrum Brands, Inc.
(b)
3.38% , 06/01/29
(j)
................. 496 484,245
3.88% , 03/15/31 .................. 46 39,585
1,210,529
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(a)
........... 744 764,173
Calpine Corp.
(b)
5.13% , 03/15/28 .................. 817 792,323
4.63% , 02/01/29 .................. 184 173,688
5.00% , 02/01/31 .................. 147 138,237
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 .................. 233 222,826
3.75% , 01/15/32 .................. 693 591,539
Lightning Power LLC, 7.25%, 08/15/32
(b)
.... 232 238,527
NextEra Energy Partners LP
(b)(j)
0.00% , 11/15/25
(k)
................. 2,268 2,131,920
2.50% , 06/15/26 .................. 474 445,588
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (g)
.................... 477 486,809
5,985,630
Insurance — 5.6%
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 2,816 2,687,921
6.75% , 10/15/27 .................. 3,368 3,340,147
5.88% , 11/01/29 .................. 2,365 2,272,011
7.00% , 01/15/31 .................. 2,189 2,197,550
7.38% , 10/01/32 .................. 1,183 1,193,886
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 339 341,079
4.88% , 06/30/29 .................. 717 673,261
APH Somerset Investor 2 LLC, 7.88%,
11/01/29
(b)
..................... 575 582,773
Ardonagh Finco Ltd.
6.88% , 02/15/31
(e)
................. EUR 220 235,015
7.75% , 02/15/31
(b)
................. USD 2,141 2,204,804
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(b)
..................... 1,904 1,978,233
Security
Par (000)
Par (000) Value
Insurance (continued)
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
... USD 926 $ 996,639
Howden UK Refinance plc
(b)
7.25% , 02/15/31 .................. 4,492 4,564,766
8.13% , 02/15/32 .................. 2,305 2,354,057
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 7,908 8,103,725
7.38% , 01/31/32 .................. 10,491 10,655,214
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50% , 03/15/30 .................. 1,828 1,922,694
10.50% , 12/15/30 ................. 996 1,076,801
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
7,560 7,635,557
Ryan Specialty LLC, 5.88%, 08/01/32
(b)
.... 900 890,499
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34
(e)
EUR 100 107,755
USI, Inc., 7.50%, 01/15/32
(b)
........... USD 1,124 1,162,449
57,176,836
IT Services — 0.9%
Acuris Finance US, Inc.
(b)
5.00% , 05/01/28 .................. 1,210 1,094,185
9.00% , 08/01/29 .................. 293 280,225
Almaviva-The Italian Innovation Co. SpA,
5.00%, 10/30/30
(e)
................ EUR 100 105,398
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... USD 1,259 1,229,099
Cablevision Lightpath LLC
(b)
3.88% , 09/15/27 .................. 476 450,617
5.63% , 09/15/28 .................. 855 793,142
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
1,515 1,544,802
ION Trading Technologies SARL, 9.50%,
05/30/29
(b)
..................... 262 274,706
Snowflake, Inc.
(b)(j)(k)
0.00% , 10/01/27 .................. 740 869,857
0.00% , 10/01/29 .................. 985 1,168,210
Twilio, Inc.
3.63% , 03/15/29 .................. 334 307,165
3.88% , 03/15/31 .................. 441 395,512
United Group BV
(e)
6.75% , 02/15/31 .................. EUR 100 106,999
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
7.27% , 02/15/31
(a)
............... 100 103,456
8,723,373
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 ................. USD 81 72,056
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 263 263,436
335,492
Machinery — 1.5%
ATS Corp., 4.13%, 12/15/28
(b)
.......... 188 174,261
Chart Industries, Inc.
(b)
7.50% , 01/01/30 .................. 1,703 1,770,571
9.50% , 01/01/31 .................. 574 615,126
Esab Corp., 6.25%, 04/15/29
(b)
.......... 645 653,024
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
..................... 329 292,810
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 2,967 3,097,566
IMA Industria Macchine Automatiche SpA,
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.93%, 04/15/29
(a) (e)
............... EUR 100 104,105
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
. USD 349 357,733
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
145 133,962
Nova Alexandre III SAS, (3-mo. EURIBOR at
0.00% Floor + 5.25%), 8.43%, 07/15/29
(a) (e)
. EUR 100 100,270
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
..................... USD 272 254,150

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Terex Corp.
(b)
5.00% , 05/15/29 .................. USD 713 $ 678,968
6.25% , 10/15/32 .................. 462 452,758
TK Elevator Holdco GmbH
6.63% , 07/15/28
(e)
................. EUR 450 466,666
7.63% , 07/15/28
(b)
................. USD 2,197 2,195,395
TK Elevator Midco GmbH, 4.38%, 07/15/27
(e)
. EUR 472 487,699
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 3,375 3,303,839
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 442 403,607
15,542,510
Media — 5.4%
Cable One, Inc.
0.00% , 03/15/26
(j) (k)
................ 185 171,680
1.13% , 03/15/28
(j)
................. 695 571,637
4.00% , 11/15/30
(b)
................. 157 131,186
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 865 832,622
7.75% , 04/15/28 .................. 650 586,501
9.00% , 09/15/28 .................. 1,776 1,859,873
7.50% , 06/01/29 .................. 1,888 1,651,903
7.88% , 04/01/30 .................. 2,038 2,097,495
CMG Media Corp., 8.88%, 06/18/29
(b)
..... 392 294,090
CSC Holdings LLC
(b)
5.50% , 04/15/27 .................. 200 179,000
5.38% , 02/01/28 .................. 1,000 862,707
11.25% , 05/15/28 ................. 1,210 1,194,165
11.75% , 01/31/29 ................. 3,790 3,742,913
4.13% , 12/01/30 .................. 600 431,018
3.38% , 02/15/31 .................. 1,017 713,336
4.50% , 11/15/31 .................. 400 288,013
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 3,279 3,194,725
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 1,823 1,657,018
5.75% , 12/01/28 .................. 2,020 1,727,089
DISH Network Corp., 11.75%, 11/15/27
(b)
... 4,809 5,093,654
EchoStar Corp.
10.75% , 11/30/29 ................. 3,829 4,117,676
6.75% , 11/30/30 .................. 3,978 3,570,912
GCI LLC, 4.75%, 10/15/28
(b)
........... 217 202,663
Gray Television, Inc., 10.50%, 07/15/29
(b)
... 1,951 1,950,866
Lamar Media Corp., 4.00%, 02/15/30 ...... 55 50,071
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 1,306 1,181,668
Midcontinent Communications, 8.00%,
08/15/32
(b)
..................... 945 970,637
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 2,033 1,890,941
Outfront Media Capital LLC
(b)
4.25% , 01/15/29 .................. 977 908,496
4.63% , 03/15/30 .................. 1,077 995,211
7.38% , 02/15/31 .................. 695 726,442
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 445 388,477
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 .................. 323 310,260
5.00% , 08/01/27 .................. 2,075 2,017,994
4.00% , 07/15/28 .................. 223 205,462
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 209 198,988
Summer BC Holdco B SARL, 5.75%, 10/31/26
(e)
EUR 100 103,365
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
.... USD 882 800,027
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (e) (f)
.......... EUR 163 134,802
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 400 388,488
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. 1,729 1,722,036
8.00% , 08/15/28 .................. 1,683 1,713,497
Security
Par (000)
Par (000) Value
Media (continued)
8.50% , 07/31/31 .................. USD 1,503 $ 1,473,691
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ 893 841,861
VZ Vendor Financing II BV, 2.88%, 01/15/29
(e)
EUR 100 94,844
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
..... USD 275 247,777
Ziggo BV, 4.88%, 01/15/30
(b)
........... 565 519,147
55,006,924
Metals & Mining — 2.7%
Aris Mining Corp., 8.00%, 10/31/29
(b)
...... 209 206,452
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. 580 600,182
11.50% , 10/01/31 ................. 3,728 4,170,816
ATI, Inc.
4.88% , 10/01/29 .................. 225 214,320
7.25% , 08/15/30 .................. 1,106 1,137,304
5.13% , 10/01/31 .................. 934 878,170
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 2,081 2,078,863
Carpenter Technology Corp., 7.63%, 03/15/30 505 517,183
Cleveland-Cliffs, Inc.
(b)
6.88% , 11/01/29 .................. 577 570,826
7.38% , 05/01/33 .................. 465 456,724
Constellium SE
5.63% , 06/15/28
(b)
................. 333 325,645
3.75% , 04/15/29
(b)
................. 1,976 1,788,576
5.38% , 08/15/32
(e)
................. EUR 100 105,150
6.38% , 08/15/32
(b)
................. USD 2,164 2,094,514
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 1,023 985,916
First Quantum Minerals Ltd., 9.38%, 03/01/29
(b)
1,785 1,888,762
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 .................. 1,389 1,305,978
4.50% , 06/01/31 .................. 3,043 2,682,408
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 70 73,442
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 1,432 1,363,988
4.75% , 01/30/30 .................. 712 654,150
3.88% , 08/15/31 .................. 2,947 2,537,347
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(e)
EUR 500 497,063
27,133,779
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
(b)
Blackstone Mortgage Trust, Inc., 7.75%,
12/01/29 ...................... USD 272 279,620
Ladder Capital Finance Holdings LLLP
4.75% , 06/15/29 .................. 139 131,066
7.00% , 07/15/31 .................. 586 600,458
Starwood Property Trust, Inc.
7.25% , 04/01/29 .................. 415 425,709
6.00% , 04/15/30 .................. 229 224,769
6.50% , 07/01/30 .................. 462 462,580
2,124,202
Multi-Utilities — 0.1%
(a)
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(e) (g)
................ EUR 100 107,017
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ..... USD 357 364,689
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(e)
..................... GBP 100 126,918
Dominion Energy, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63%, 05/15/55 ............ USD 175 177,916
776,540

Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 7.8%
Aethon United BR LP, 7.50%, 10/01/29
(b)
.... USD 1,003 $ 1,025,736
Antero Midstream Partners LP
(b)
5.38% , 06/15/29 .................. 422 410,954
6.63% , 02/01/32 .................. 704 709,127
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 413 499,270
8.25% , 12/31/28 .................. 522 532,873
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 247 252,364
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 .................. 581 593,403
7.25% , 07/15/32 .................. 468 480,792
Buckeye Partners LP
4.13% , 03/01/25
(b)
................. 19 18,949
6.88% , 07/01/29
(b)
................. 253 256,065
5.85% , 11/15/43 .................. 237 205,278
5.60% , 10/15/44 .................. 158 129,500
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
.. 1,234 1,271,373
Civitas Resources, Inc.
(b)
8.63% , 11/01/30 .................. 463 484,875
8.75% , 07/01/31 .................. 1,483 1,546,077
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
232 211,573
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 1,221 1,189,362
5.88% , 01/15/30 .................. 2,030 1,893,218
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 2,354 2,248,371
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 .................. 1,440 1,432,590
7.38% , 01/15/33 .................. 1,568 1,522,746
DT Midstream, Inc., 4.13%, 06/15/29
(b)
..... 666 621,963
Enbridge, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ..................... 420 431,732
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ..................... 570 591,890
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................ 523 551,763
Energy Transfer LP
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ..................... 1,108 1,161,126
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ..................... 805 815,625
EQM Midstream Partners LP
(b)
4.50% , 01/15/29 .................. 37 35,222
6.38% , 04/01/29 .................. 832 834,799
7.50% , 06/01/30 .................. 96 102,123
Genesis Energy LP
7.75% , 02/01/28 .................. 453 453,541
8.25% , 01/15/29 .................. 796 803,865
8.88% , 04/15/30 .................. 808 822,140
7.88% , 05/15/32 .................. 1,357 1,328,955
8.00% , 05/15/33 .................. 1,044 1,021,692
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
..................... 479 482,339
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
.. 282 287,140
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
..................... 637 643,298
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 224 216,923
5.75% , 02/01/29 .................. 560 534,267
6.00% , 04/15/30 .................. 49 46,050
8.38% , 11/01/33 .................. 1,679 1,713,911
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.88% , 05/15/34 .................. USD 1,244 $ 1,159,518
7.25% , 02/15/35 .................. 368 345,966
Howard Midstream Energy Partners LLC,
7.38%, 07/15/32
(b)
................ 594 603,428
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 874 800,093
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
..... 84 82,682
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
..................... 392 388,068
Matador Resources Co.
(b)
6.88% , 04/15/28 .................. 593 601,202
6.50% , 04/15/32 .................. 736 727,666
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(b)
..................... 248 242,502
Murphy Oil Corp., 5.88%, 12/01/42
(i)
...... 46 39,696
NFE Financing LLC, 12.00%, 11/15/29
(b)
.... 1,029 1,080,958
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. 1,245 1,261,366
8.38% , 02/15/32 .................. 3,754 3,782,744
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 2,443 2,480,441
8.75% , 06/15/31 .................. 498 514,037
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
..................... 448 450,657
Parkland Corp., 6.63%, 08/15/32
(b)
....... 632 625,428
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 588 577,002
Permian Resources Operating LLC
(b)
5.88% , 07/01/29 .................. 775 760,428
7.00% , 01/15/32 .................. 797 809,042
6.25% , 02/01/33 .................. 1,482 1,462,823
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 465 479,058
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 109 103,488
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 911 936,577
SM Energy Co.
6.50% , 07/15/28 .................. 13 12,919
7.00% , 08/01/32
(b)
................. 334 329,308
South Bow Canadian Infrastructure Holdings
Ltd., (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.95%), 7.63%,
03/01/55
(a) (b)
.................... 309 316,808
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(b)
..................... 359 372,333
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 .................. 461 443,358
7.38% , 02/15/29 .................. 1,447 1,451,580
6.00% , 12/31/30 .................. 24 22,725
6.00% , 09/01/31 .................. 288 271,824
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 147 150,816
9.38% , 02/01/31 .................. 373 380,231
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
..................... 717 669,511
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (e)
..... EUR 100 114,319
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
..................... USD 340 312,364
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 .................. 5,244 5,796,015
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.44%),
9.00%
(a) (g)
..................... 9,028 9,439,171
8.38% , 06/01/31 .................. 2,148 2,240,206
9.88% , 02/01/32 .................. 2,647 2,904,499
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 345 342,321

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc.
9.75% , 10/15/30 .................. USD 573 $ 604,127
7.88% , 04/15/32
(b)
................. 1,837 1,767,554
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
..................... 511 491,697
79,163,416
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(b)
... 200 190,000
Fedrigoni SpA, 6.13%, 06/15/31
(e)
........ EUR 100 104,113
Magnera Corp., 7.25%, 11/15/31
(b)
....... USD 355 346,569
640,682
Passenger Airlines — 0.3%
(b)
American Airlines, Inc., 8.50%, 05/15/29 .... 1,139 1,195,874
OneSky Flight LLC, 8.88%, 12/15/29 ...... 765 765,536
United Airlines, Inc., 4.63%, 04/15/29 ...... 1,119 1,063,930
3,025,340
Personal Care Products — 0.1%
Perrigo Finance Unlimited Co., Series USD,
6.13%, 09/30/32 ................. 832 813,555
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
.... 177 155,406
968,961
Pharmaceuticals — 1.1%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 710 709,434
Bausch Health Cos., Inc.
(b)
6.13% , 02/01/27 .................. 1,835 1,665,263
5.75% , 08/15/27 .................. 227 197,490
11.00% , 09/30/28 ................. 2,560 2,432,000
Bayer AG, (5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82
(a) (e)
............... EUR 200 205,156
Cheplapharm Arzneimittel GmbH, 7.50%,
05/15/30
(e)
..................... 100 102,031
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
USD 764 809,483
Gruenenthal GmbH
(e)
6.75% , 05/15/30 .................. EUR 100 110,808
4.63% , 11/15/31 .................. 100 104,725
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... USD 400 377,149
Nidda Healthcare Holding GmbH
(e)
7.00% , 02/21/30 .................. EUR 145 158,161
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.89% , 10/23/30
(a)
............... 100 104,491
Organon & Co.
2.88% , 04/30/28
(e)
................. 100 100,811
4.13% , 04/30/28
(b)
................. USD 400 375,794
7.88% , 05/15/34
(b)
................. 400 408,944
Rossini SARL
(e)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.56% , 12/31/29
(a)
............... EUR 116 121,547
6.75% , 12/31/29 .................. 100 109,541
Teva Pharmaceutical Finance Netherlands II BV
4.38% , 05/09/30 .................. 100 105,788
7.88% , 09/15/31 .................. 100 125,597
Teva Pharmaceutical Finance Netherlands III
BV
3.15% , 10/01/26 .................. USD 1,160 1,111,779
6.75% , 03/01/28 .................. 200 203,464
7.88% , 09/15/29 .................. 771 830,953
8.13% , 09/15/31 .................. 725 807,889
11,278,298
Professional Services — 0.6%
(b)
Amentum Holdings, Inc., 7.25%, 08/01/32 ... 668 673,055
CoreLogic, Inc., 4.50%, 05/01/28 ........ 3,253 3,026,972
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 1,385 1,318,920
KBR, Inc., 4.75%, 09/30/28 ............ 400 383,528
Security
Par (000)
Par (000) Value
Professional Services (continued)
Science Applications International Corp., 4.88%,
04/01/28 ...................... USD 242 $ 232,862
5,635,337
Real Estate Management & Development — 0.4%
ADLER Financing SARL, Series 1L, 12.50%,
(12.50% Cash or 12.50% PIK), 12/31/28
(f)
. EUR 100 106,916
ADLER Real Estate GmbH, 3.00%, 04/27/26
(e)
200 197,863
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... USD 570 506,028
7.00% , 04/15/30
(b)
................. 678 601,307
Aroundtown Finance SARL, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
4.49%), 8.63%
(a) (e) (g)
............... GBP 100 121,059
Aroundtown SA, 0.38%, 04/15/27
(e)
....... EUR 100 96,549
Citycon Treasury BV, Series EURO, 2.38%,
01/15/27
(e)
..................... 100 99,560
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. USD 669 669,608
8.88% , 09/01/31 .................. 776 835,427
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.15%), 2.63%
(a) (e) (g)
......... EUR 100 95,933
Heimstaden Bostad Treasury BV, 1.00%,
04/13/28
(e)
..................... 100 94,514
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 .................. USD 469 433,377
4.38% , 02/01/31 .................. 192 172,866
Vivion Investments SARL, 8.00%, (8.00% Cash
or 8.00% PIK), 08/31/28
(e) (f)
.......... EUR 125 123,653
4,154,660
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... USD 312 295,877
Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc., 4.75%, 04/15/29
(b)
........ 1,070 1,024,533
Foundry JV Holdco LLC
(b)
6.25% , 01/25/35 .................. 340 342,233
6.40% , 01/25/38 .................. 295 298,070
MKS Instruments, Inc., 1.25%, 06/01/30
(b) (j)
.. 1,199 1,160,632
ON Semiconductor Corp., 0.50%, 03/01/29
(j)
. 538 506,527
3,331,995
Software — 5.2%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 8,923 8,479,938
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 2,286 2,366,261
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 1,154 1,170,635
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 1,689 1,669,051
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 3,171 2,953,951
4.88% , 07/01/29 .................. 2,053 1,913,830
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 .................. 7,033 6,903,191
9.00% , 09/30/29 .................. 6,958 7,064,414
8.25% , 06/30/32 .................. 5,302 5,463,979
Elastic NV, 4.13%, 07/15/29
(b)
.......... 794 736,091
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
... 1,338 1,338,567
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 515 485,970
Helios Software Holdings, Inc.
4.63% , 05/01/28
(b)
................. 200 183,559
7.88% , 05/01/29
(e)
................. EUR 100 106,304
8.75% , 05/01/29
(b)
................. USD 375 383,387
McAfee Corp., 7.38%, 02/15/30
(b)
........ 1,579 1,533,567
Nutanix, Inc., 0.50%, 12/15/29
(b) (j)
........ 268 264,918
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
. 1,806 1,821,772
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.68%, 07/31/31
(a) (e)
..... EUR 100 104,103

Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
UKG, Inc., 6.88%, 02/01/31
(b)
........... USD 7,750 $ 7,862,627
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
531 482,560
53,288,675
Specialized REITs — 0.4%
Iron Mountain, Inc.
(b)
5.25% , 07/15/30 .................. 61 58,228
5.63% , 07/15/32 .................. 1,145 1,093,778
6.25% , 01/15/33 .................. 1,325 1,319,708
SBA Communications Corp., 3.13%, 02/01/29 1,442 1,301,600
3,773,314
Specialty Retail — 1.7%
Afflelou SAS, 6.00%, 07/25/29
(e)
......... EUR 101 109,061
Asbury Automotive Group, Inc.
4.75% , 03/01/30 .................. USD 186 173,956
5.00% , 02/15/32
(b)
................. 101 92,133
Bubbles Bidco SpA
(e)
6.50% , 09/30/31 .................. EUR 100 104,104
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.93% , 09/30/31
(a)
............... 100 103,378
Carvana Co.
(b)(f)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ..................... USD 1,925 2,016,692
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 3,177 3,637,567
CD&R Firefly Bidco plc
(e)
8.63% , 04/30/29 .................. GBP 100 130,510
Series JAN , 8.63% , 04/30/29 .......... 100 130,511
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
USD 512 531,275
Dufry One BV, 4.75%, 04/18/31
(e)
........ EUR 100 107,366
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 7.30%, 07/15/31
(a) (e)
..... 105 109,536
eG Global Finance plc, 12.00%, 11/30/28
(b)
.. USD 1,109 1,240,189
Fressnapf Holding SE, 5.25%, 10/31/31
(e)
... EUR 100 106,693
Global Auto Holdings Ltd., 11.50%, 08/15/29
(b)
USD 332 337,863
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
. 346 346,691
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 747 704,538
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
111 106,591
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 .................. 491 458,473
8.25% , 08/01/31 .................. 883 915,993
PetSmart, Inc., 7.75%, 02/15/29
(b)
........ 816 788,795
Staples, Inc., 10.75%, 09/01/29
(b)
........ 579 569,612
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 4,935 4,880,362
17,701,889
Technology Hardware, Storage & Peripherals — 0.2%
(b)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ..... 442 453,736
Seagate HDD Cayman, 8.50%, 07/15/31 ... 1,096 1,172,018
1,625,754
Textiles, Apparel & Luxury Goods — 0.1%
(b)
Crocs, Inc., 4.13%, 08/15/31 ........... 211 183,574
Hanesbrands, Inc.
4.88% , 05/15/26 .................. 376 370,162
9.00% , 02/15/31 .................. 40 42,635
Levi Strauss & Co., 3.50%, 03/01/31 ...... 462 404,068
S&S Holdings LLC, 8.38%, 10/01/31 ...... 211 212,492
1,212,931
Trading Companies & Distributors — 1.2%
(b)
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 484 491,042
Fortress Transportation & Infrastructure
Investors LLC
5.50% , 05/01/28 .................. 715 699,302
7.88% , 12/01/30 .................. 1,690 1,778,754
7.00% , 05/01/31 .................. 2,635 2,688,076
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
7.00% , 06/15/32 .................. USD 3,303 $ 3,368,103
5.88% , 04/15/33 .................. 1,078 1,040,295
H&E Equipment Services, Inc., 3.88%, 12/15/28 75 68,545
Herc Holdings, Inc., 6.63%, 06/15/29 ...... 362 366,586
Imola Merger Corp., 4.75%, 05/15/29 ...... 655 621,130
United Rentals North America, Inc., 6.13%,
03/15/34 ...................... 426 422,668
WESCO Distribution, Inc., 6.63%, 03/15/32 .. 444 451,270
11,995,771
Wireless Telecommunication Services — 0.3%
Connect Finco SARL, 9.00%, 09/15/29
(b)
.... 1,000 910,804
Eutelsat SA
(e)
2.25% , 07/13/27 .................. EUR 100 87,011
1.50% , 10/13/28 .................. 100 76,912
Odido Group Holding BV, 5.50%, 01/15/30
(e)
. 100 102,808
SoftBank Group Corp.
(e)
2.88% , 01/06/27 .................. 150 152,915
3.88% , 07/06/32 .................. 250 246,062
5.75% , 07/08/32 .................. 100 108,873
Telefonica Europe BV
(a)(e)(g)
(7-Year EUR Swap Annual + 3.35%), 6.14% 200 223,656
(EUAMDB08 + 3.12%), 5.75% ........ 100 110,834
Vmed O2 UK Financing I plc
4.50% , 07/15/31
(e)
................. GBP 200 213,449
4.75% , 07/15/31
(b)
................. USD 417 358,486
5.63% , 04/15/32
(e)
................. EUR 100 105,533
7.75% , 04/15/32
(b)
................. USD 200 201,573
Vodafone Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(a) (e)
............... GBP 404 548,002
Zegona Finance plc, 6.75%, 07/15/29
(e)
.... EUR 112 123,452
3,570,370
Total Corporate Bonds — 85 .5%
(Cost: $ 862,405,205 ) .............................. 869,198,164
Fixed Rate Loan Interests
Health Care Technology — 0.6%
Cotiviti Corp., 1st Lien Term Loan ,
7.63%
,
05/01/31 .................. USD 6,409 6,445,083
Media — 0.3%
Clear Channel International BV, 1st Lien Term
Loan , 7.50%
,
08/12/27
(d)
............. 2,661 2,614,000
Software — 0.5%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
11/03/31
(d)
................. 4,741 4,741,000
Total Fixed Rate Loan Interests — 1 .4%
(Cost: $ 13,790,475 ) ............................... 13,800,083
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp.
(3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.03% , 05/25/28 .......... 395 264,159
Azorra SOAR Finance Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.86%
,
10/18/29 ............ 278 280,042
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.61%
,
10/31/31 ....... 539 540,855

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.61%
,
10/31/31 ....... USD 205 $ 205,437
GOAT Holdco LLC, 1st Lien Term Loan B ,
12/10/31
(l)
....................... 514 513,743
Signia Aerospace LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.40%
,
11/21/31 ............. 817 815,463
2,619,699
Air Freight & Logistics — 0.0%
Clue Opco LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.50%),
9.09%
,
12/19/30
(a)
................. 460 461,115
Automobile Components — 0.1%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.27%
,
02/06/29 ............ 859 811,361
Gates Global LLC, 1st Lien Term Loan B5 ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.11%
,
06/04/31 ............. —
(m)
341
811,702
Broadline Retail — 0.1%
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.11%
,
03/15/30
(a)
........... 1,460 1,460,399
Building Products — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.71%
,
11/03/28 .................. 270 271,422
Cornerstone Building Brands, Inc., 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.50% Floor + 4.50%), 8.90%
,
05/15/31 .. 194 186,362
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
08/05/31 .................. 782 782,924
1,240,708
Capital Markets — 0.0%
(a)
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.61%
,
04/30/31 .................. 156 155,903
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.36%
,
06/25/31 ....... 32 31,875
187,778
Chemicals — 0.2%
(a)
Aruba Investments Holdings LLC, 2nd Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 7.75%), 12.42%
,
11/24/28 .. 190 185,462
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.38%), 8.95%
,
10/04/29 ............ 1,196 1,201,860
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.63%
,
07/03/28 ............ 327 320,398
Momentive Performance Materials, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.36%
,
03/29/28 .. 256 259,056
Security
Par (000)
Par (000) Value
Chemicals (continued)
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 8.19%
,
12/31/26 . USD 108 $ 92,032
2,058,808
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.21%
,
05/12/28 ....... 1,144 1,146,747
ArchKey Holdings, Inc., 1st Lien Term Loan ,
10/10/31
(l)
....................... 186 186,787
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.46%
,
10/30/28 .................. 238 229,411
Tidal Waste & Recycling Holdings LLC, 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.83%
,
10/03/31 .. 372 374,094
1,937,039
Construction & Engineering — 0.2%
(a)
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.07%
,
08/01/30 ....... 2,180 2,114,804
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.84%
,
11/03/31 ............. 401 402,255
2,517,059
Construction Materials — 0.1%
White Cap Supply Holdings LLC, Facility 1st
Lien Term Loan C , 10/19/29
(a) (l)
......... 1,189 1,190,391
Diversified Consumer Services — 0.3%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
12/11/28
(l)
....................... 238 238,781
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.21%
,
12/10/29 ............ 284 281,160
Preferred SPV Borrower, 1st Lien Term Loan
B , (12-mo. CME Term SOFR + 5.00%),
9.17%
,
06/30/31
(d)
................. 35 34,659
URSA Minor US Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.60%
,
03/26/31 ............ 554 557,726
Veritas Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 12.50%),
16.93%
,
06/30/31
(d)
................ 78 77,175
Wand NewCo 3, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.85%
,
01/30/31 ............ 1,756 1,761,420
2,950,921
Diversified Telecommunication Services — 0.4%
(a)
Frontier Communications Holdings LLC, 1st
Lien Term Loan , (6-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.76%
,
07/01/31 .. 196 197,627
Level 3 Financing, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 10.92%
,
04/16/29 ............ 144 146,599
Level 3 Financing, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 10.92%
,
04/15/30 ............ 145 147,639
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.36%
,
06/01/28 ............ 134 134,408

Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 6.82%
,
04/16/29 ........... USD 463 $ 434,710
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , 04/15/30
(l)
.................... 277 257,695
Radiate Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.72%
,
09/25/26 ............ 354 308,816
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , 01/31/29
(l)
................. 200 198,688
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/09/27
(l)
....................... 2,510 2,345,597
4,171,779
Entertainment — 0.1%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.47%
,
07/22/30 ............ 465 463,139
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 7.83%
,
11/13/29 ........... 213 210,499
UFC Holdings LLC, 1st Lien Term Loan B4 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.77%
,
11/14/31 ............. 360 361,555
1,035,193
Financial Services — 0.3%
(a)
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.36%
,
05/19/31 .................. 471 469,314
CPI Holdco B LLC, 1st Lien Term Loan B ,
05/19/31
(l)
....................... 406 405,493
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.62%
,
04/07/28 ............ 364 346,618
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.44%
,
11/17/31 ... 891 891,838
Sotera Health Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.84%
,
05/30/31 ....... 488 488,085
Summit Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.08%
,
10/16/31
(d)
........... 299 300,495
2,901,843
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
04/10/31
(a)
........... 554 552,332
Health Care Equipment & Supplies — 0.2%
(a)
Bausch & Lomb, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.69%
,
05/10/27 ............ 1,215 1,218,062
Bausch + Lomb Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.33%
,
09/29/28 ............ 488 489,655
1,707,717
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.3%
(a)
LifePoint Health, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.96%
,
05/19/31 ............ USD 403 $ 403,889
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.41%
,
05/19/31 ............ 773 775,214
Medline Borrower LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
10/23/28 ............ 1,031 1,034,229
Quorum Health Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
8.25%), 13.03%
,
04/29/25 ............ 511 400,936
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.61%
,
10/24/31 ....... 722 722,854
3,337,122
Health Care Technology — 0.5%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.61%
,
02/15/29 ............ 3,542 3,545,910
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.43%
,
10/01/27 ............ 802 774,800
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
8.85%
,
06/02/28 .................. 525 525,489
4,846,199
Hotels, Restaurants & Leisure — 0.2%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 ,
09/20/30
(l)
....................... 366 363,415
Entain plc, Facility 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.08%
,
10/31/29 ............ 223 223,896
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.09%
,
11/01/29 ....... 383 381,825
Life Time, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.03%
,
10/22/31 .................. 671 672,845
1,641,981
Household Durables — 0.2%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.02%
,
02/25/29 ............ 466 465,102
SWF Holdings I Corp. Delayed Draw Loan First
Lien , 10/06/28
(l)
................... 122 118,421
SWF Holdings I Corp. Term Loan First Lien ,
10/06/28
(l)
....................... 92 93,209
SWF Holdings I Corp. Term Loan Second Lien ,
10.81%
,
12/19/31 ................. 883 790,031
Tempur Sealy International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.50%), 2.50%
,
10/24/31 ............ 464 464,724
1,931,487
Independent Power and Renewable Electricity Producers — 0.0%
Talen Energy Supply LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.02%
,
12/11/31
(a)
........... 139 139,347

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.2%
(a)
Chromalloy Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
8.35%
,
03/27/31 .................. USD 744 $ 744,269
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.13%
,
10/09/31 ............ 174 174,870
EMRLD Borrower LP, 1st Lien Term Loan ,
08/04/31
(l)
....................... 230 231,095
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.25%), 8.80%
,
10/10/31 .. 611 608,330
1,758,564
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.11%
,
09/19/31 ....... 216 216,186
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.07%
,
02/14/31 ............ 283 283,362
Truist Insurance Holdings LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.08%
,
05/06/31 ....... 590 590,686
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.08%
,
05/06/32 ....... 1,582 1,615,881
2,706,115
IT Services — 0.5%
(a)
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.58%
,
07/06/29 .................. 586 577,498
Fortress Intermediate 3, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.86%
,
06/27/31 ....... 1,571 1,574,016
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.61%
,
06/17/31 ............ 718 717,611
Modena Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.86%
,
07/01/31 .................. 859 829,545
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.76%
,
04/11/29 ............. 1,196 1,070,230
Project Alpha Intermediate Holding, Inc., 1st
Lien Term Loan B , 10/28/30
(l)
.......... 221 222,277
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.15%
,
07/16/31 ....... 260 261,873
5,253,050
Life Sciences Tools & Services — 0.2%
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.33%
,
09/27/30
(a)
................. 1,794 1,750,731
Machinery — 0.3%
(a)
GrafTech International Ltd., 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.17%
,
12/21/29
(d)
........... 238 227,029
GrafTech International Ltd., Delayed Draw 1st
Lien Term Loan , 0.00%
,
11/13/29
(d)
...... 136 138,233
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at
0.00% Floor + 4.50%), 8.78%
,
02/15/29 .. 2,243 2,260,016
Security
Par (000)
Par (000) Value
Machinery (continued)
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
12/18/28 .................. USD 466 $ 292,010
2,917,288
Media — 0.3%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.16%
,
08/15/28 ............ 233 186,068
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.47%
,
08/23/28 .. 1,191 1,196,399
CSC Holdings LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.90%
,
01/18/28 .................. 491 480,974
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.17%
,
04/15/27 ............ 468 431,099
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.80%
,
05/23/29 ............ 55 52,215
Speedster Bidco GmbH, 1st Lien Term Loan B ,
10/17/31
(l)
....................... 331 331,553
2,678,308
Metals & Mining — 0.1%
Star Holding LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.86%
,
07/18/31
(a)
................. 917 913,265
Oil, Gas & Consumable Fuels — 0.0%
EPIC Crude Services LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.66%
,
10/15/31
(a)
........... 274 276,154
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 9.63%
,
04/20/28
(a)
........... 300 307,133
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 5.50%), 9.86%
,
05/04/28 ....... 61 62,311
Bausch Health Cos., Inc., 1st Lien Term Loan ,
02/01/27
(l)
....................... 1,329 1,294,880
Endo Finance Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 8.36%
,
04/23/31 ....... 1,084 1,090,788
2,447,979
Professional Services — 0.1%
(a)
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
09/29/31 ............ 884 879,929
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.97%
,
06/02/28 .................. 269 265,383
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.34%
,
04/30/29 ............ 270 238,764
1,384,076

Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.0%
Icon Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.52%
,
11/13/31
(a)
................. USD 353 $ 353,992
Software — 1.1%
(a)
Applied Systems, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.58%
,
02/23/32 ............ 371 380,990
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(l)
....................... 1,051 1,058,265
Boxer Parent Co., Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.34%
,
07/02/32 ............ 544 535,388
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.31%
,
03/21/31 ............ 1,736 1,740,004
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , 03/30/29
(l)
............. 341 341,506
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.43%
,
11/03/31 ............. 610 616,100
Delta Topco, Inc., 1st Lien Term Loan , 11/30/29
(l)
1 506
Delta Topco, Inc., 2nd Lien Term Loan , (6-mo.
CME Term SOFR at 0.75% Floor + 5.25%),
9.95%
,
12/24/30 .................. 145 146,885
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.36%
,
10/09/29 ............ 313 314,637
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.11%
,
11/15/32 ............. 1,804 1,834,073
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.80%
,
03/01/29 .................. 217 216,499
MH Sub I LLC, 1st Lien Term Loan
05/03/28
(l)
...................... 909 909,294
(1-mo. CME Term SOFR + 4.25%),
8.61% , 12/31/31 ................ 614 607,821
Project Sky Merger Sub, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.21% , 10/09/28 .......... 257 255,638
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.46% , 10/10/29 .......... 712 696,795
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.08%
,
04/24/28 .................. 419 420,047
Sabre GLBL, Inc., 1st Lien Term Loan B ,
06/30/28
(l)
....................... 16 15,656
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
0.11%), 7.97% , 12/17/27 ........... 41 39,308
11/15/29
(l)
...................... 221 219,099
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.97% , 12/17/27 .......... 23 22,479
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.36% , 11/15/29
(d)
......... 56 54,936
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.62%
,
02/10/31 .................. 600 603,912
11,029,838
Security
Par (000)
Par (000) Value
Specialty Retail — 0.1%
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.21%
,
02/11/28
(a)
................. USD 853 $ 848,503
Trading Companies & Distributors — 0.2%
(a)
Air Control Concepts Holdings LP, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.61%
,
07/23/31 ....... 123 123,547
Air Control Concepts Holdings LP, Delayed
Draw 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.65%
,
07/16/31 .................. 12 12,324
Foundation Building Materials, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 4.00%), 9.25%
,
01/29/31 .. 1,108 1,088,726
Gulfside Supply, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
06/17/31 ............ 138 138,513
Verde Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.83%
,
11/30/30 ............. 354 354,921
1,718,031
Transportation Infrastructure — 0.0%
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.50%), 7.09% - 7.09%
,
07/01/31
(a)
.... 155 155,566
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 6.65%), 11.34%
,
05/25/27 ...... 1,261 1,218,688
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.21%
,
09/25/31
(d)
........... 310 313,875
1,532,563
Total Floating Rate Loan Interests — 7 .6%
(Cost: $ 77,271,359 ) ............................... 77,731,775
Foreign Agency Obligations
Denmark — 0.0%
Orsted A/S , (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.14%), 2.50%
,
02/18/3021
(a) (e)
.................... GBP 100 92,218
France — 0.1%
Electricite de France SA
(a)(e)(g)
(13-Year GBP Swap Semi + 4.23%), 6.00% 400 498,882
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ....................... EUR 200 211,388
710,270
Ireland — 0.0%
AIB Group plc , (5-Year EUR Swap Annual +
6.63%), 6.25%
(a) (e) (g)
................ 200 209,180
Total Foreign Agency Obligations — 0 .1%
(Cost: $ 1,024,402 ) ............................... 1,011,668
Preferred Securities
Capital Trusts — 0.9%
Aerospace & Defense — 0.3%
Boeing Co. (The) , 6.00% , 10/15/27
(j)
....... USD 43 2,642,626

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks — 0.1%
PNC Financial Services Group, Inc. (The)
(a)(g)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... USD 393 $ 394,694
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 606 611,705
1,006,399
Electric Utilities — 0.2%
Edison International
(a)(g)
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 929 916,067
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 326 317,761
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(a) (b) (g)
............... 1,291 1,425,308
PG&E Corp. , Series A , 6.00% , 12/01/27
(j)
.... 4 206,628
2,865,764
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (g)
...................... 1,779 1,789,145
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (g)
.......... 852 852,351
Total Capital Trusts — 0 .9%
(Cost: $ 8,622,056 ) ............................... 9,156,285
Security
Shares
Shares Value
Preferred Stocks — 0.3%
Commercial Services & Supplies — 0.0%
Veritas, Inc.
(c) (d)
..................... 1,012 $ 20,250
Professional Services — 0.3%
Alliant Cali, Inc. , (Acquired 09/25/24 , cost
$ 3,119,495 )
(c) (d) (n)
.................. 3,167 3,132,163
Total Preferred Stocks — 0 .3%
(Cost: $ 3,139,745 ) ............................... 3,152,413
Total Preferred Securities — 1 .2%
(Cost: $ 11,761,801 ) ............................... 12,308,698
Total Long-Term Investments — 97.7%
(Cost: $ 985,000,034 ) .............................. 992,581,652
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36%
(o) (p)
.................. 9,317,735 9,317,735
Total Short-Term Securities — 0 .9%
(Cost: $ 9,317,735 ) ............................... 9,317,735
Total Investments — 98 .6%
(Cost: $ 994,317,769 ) .............................. 1,001,899,387
Other Assets Less Liabilities — 1.4% .................... 14,609,307
Net Assets — 100.0% ...............................
$ 1,016,508,694
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Perpetual security with no stated maturity date.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Rounds to less than 1,000.
(n)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,132,163, representing 0.31% of its net assets as of period end, and an original cost of $3,119,495.
(o)
Affiliate of the Fund.
(p)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
21
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 9,375,946 $ — $ (58,211)
(a)
$ — $ — $ 9,317,735 9,317,735 $ 1,021,834 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
22
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 102 03/31/25 $ 10,843 $ (73,198)
Short Contracts
U.S. Treasury Long Bond ..................................................... 7 03/20/25 797 18,570
$ (54,628)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 235,190 EUR 223,000 Deutsche Bank AG 03/19/25 $ 3,433
USD 54,236 EUR 52,000 HSBC Bank plc 03/19/25 194
USD 1,243,023 EUR 1,178,240 Standard Chartered Bank 03/19/25 18,512
USD 8,625,215 EUR 8,175,694 Toronto Dominion Bank 03/19/25 128,454
USD 15,062,390 EUR 14,289,066 UBS AG 03/19/25 212,177
USD 6,048,861 GBP 4,778,000 Canadian Imperial Bank of Commerce 03/19/25 70,678
$ 433,448
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 42.V1 .. 5 .00 % Quarterly 12/20/29 BB- EUR 255 $ 21,167 $ 23,200 $ (2,033)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 Quarterly 12/20/29 B+ USD 7,900 621,138 552,639 68,499
$ 642,305 $ 575,839 $ 66,466
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Matterhorn Telecom SA ...... 5 .00 % Quarterly Goldman Sachs International 12/20/29 EUR 86 $ (11,090) $ (11,214) $ 124
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Forvia SE ........... 5 .00 % Quarterly Barclays Bank plc 06/20/29 BB EUR 49 $ 3,308 $ 5,785 $ (2,477)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB EUR 40 2,700 4,186 (1,486)

Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
23
Derivative Financial Instruments Categorized by Risk Exposure
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Intrum AB ........... 5 .00 % Quarterly
Goldman Sachs
International 06/20/29 CC EUR 10 $ (2,673) $ (2,112) $ (561)
Intrum AB ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 14 (4,010) (3,673) (337)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 20 1,156 661 495
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 14 769 456 313
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB EUR 57 3,456 4,091 (635)
$ 4,706 $ 9,394 $ (4,688)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 575,839 $ — $ 68,499 $ (2,033)
OTC Swaps ................................................................... 15,179 (16,999) 932 (5,496)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 18,570 $ — $ 18,570
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 433,448 — — 433,448
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 68,499 — — — — 68,499
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 16,111 — — — — 16,111
$ — $ 84,610 $ — $ 433,448 $ 18,570 $ — $ 536,628
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 73,198 $ — $ 73,198
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 2,033 — — — — 2,033
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 22,495 — — — — 22,495
$ — $ 24,528 $ — $ — $ 73,198 $ — $ 97,726
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
24
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended December 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (389,619) $ — $ (221,303) $ — $ (610,922)
Forward foreign currency exchange contracts .... — — — 1,411,976 — — 1,411,976
Swaps .............................. — 923,294 — — — — 923,294
$ — $ 923,294 $ (389,619) $ 1,411,976 $ (221,303) $ — $ 1,724,348
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (360,559) $ — $ (360,559)
Forward foreign currency exchange contracts .... — — — 484,056 — — 484,056
Swaps .............................. — (318,288) — — — — (318,288)
$ — $ (318,288) $ — $ 484,056 $ (360,559) $ — $ (194,791)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 11,844,797
Average notional value of contracts — short ................................................................................. 1,310,016
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 28,187,589
Average amounts sold — in USD ........................................................................................ 113,298
Credit default swaps
Average notional value — buy protection ................................................................................... 69,229
Average notional value — sell protection ................................................................................... 8,106,729
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,750 $ 9,571
Forward f oreign currency exchange contracts ................................................................. 433,448 —
Swaps — centrally cleared .............................................................................. — 17,569
Swaps — OTC
(a)
..................................................................................... 16,111 22,495
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 451,309 $ 49,635
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,750) (27,140)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 449,559 $ 22,495
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
25
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Barclays Bank plc ................................ $ 5,785 $ (2,477) $ — $ — $ 3,308
Canadian Imperial Bank of Commerce .................. 70,678 — — — 70,678
Deutsche Bank AG ............................... 3,433 — — — 3,433
Goldman Sachs International ........................ 8,401 (8,401) — — —
HSBC Bank plc .................................. 194 — — — 194
JPMorgan Chase Bank NA .......................... 1,925 — — — 1,925
Standard Chartered Bank ........................... 18,512 — — — 18,512
Toronto Dominion Bank ............................ 128,454 — — — 128,454
UBS AG ...................................... 212,177 — — — 212,177
$ 449,559 $ (10,878) $ — $ — $ 438,681
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Barclays Bank plc ................................ $ 2,477 $ (2,477) $ — $ — $ —
Goldman Sachs International ........................ 20,018 (8,401) — — 11,617
$ 22,495 $ (10,878) $ — $ — $ 11,617
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 14,739,112 $ — $ 14,739,112
Common Stocks
Aerospace & Defense .................................... 759,684 — — 759,684
Building Products ....................................... 287,567 — — 287,567
Commercial Services & Supplies ............................. — — 13,978 13,978
Energy Equipment & Services .............................. 986 — — 986
Life Sciences Tools & Services .............................. 725,250 — — 725,250
Metals & Mining ........................................ 789,989 — — 789,989
Specialized REITs ...................................... 1,214,698 — — 1,214,698
Corporate Bonds ........................................ — 869,198,164 — 869,198,164
Fixed Rate Loan Interests
Health Care Technology .................................. — 6,445,083 — 6,445,083
Media ............................................... — — 2,614,000 2,614,000
Software ............................................. — — 4,741,000 4,741,000
Floating Rate Loan Interests
Aerospace & Defense .................................... — 2,619,699 — 2,619,699
Air Freight & Logistics .................................... — 461,115 — 461,115
Automobile Components .................................. — 811,702 — 811,702
Broadline Retail ........................................ — 1,460,399 — 1,460,399

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
26
Level 1 Level 2 Level 3 Total
Building Products ....................................... $ — $ 1,240,708 $ — $ 1,240,708
Capital Markets ........................................ — 187,778 — 187,778
Chemicals ............................................ — 2,058,808 — 2,058,808
Commercial Services & Supplies ............................. — 1,937,039 — 1,937,039
Construction & Engineering ................................ — 2,517,059 — 2,517,059
Construction Materials .................................... — 1,190,391 — 1,190,391
Diversified Consumer Services .............................. — 2,839,087 111,834 2,950,921
Diversified Telecommunication Services ........................ — 4,171,779 — 4,171,779
Entertainment ......................................... — 1,035,193 — 1,035,193
Financial Services ...................................... — 2,601,348 300,495 2,901,843
Ground Transportation ................................... — 552,332 — 552,332
Health Care Equipment & Supplies ........................... — 1,707,717 — 1,707,717
Health Care Providers & Services ............................ — 3,337,122 — 3,337,122
Health Care Technology .................................. — 4,846,199 — 4,846,199
Hotels, Restaurants & Leisure .............................. — 1,641,981 — 1,641,981
Household Durables ..................................... — 1,931,487 — 1,931,487
Independent Power and Renewable Electricity Producers ............ — 139,347 — 139,347
Industrial Conglomerates .................................. — 1,758,564 — 1,758,564
Insurance ............................................ — 2,706,115 — 2,706,115
IT Services ........................................... — 5,253,050 — 5,253,050
Life Sciences Tools & Services .............................. — 1,750,731 — 1,750,731
Machinery ............................................ — 2,552,026 365,262 2,917,288
Media ............................................... — 2,678,308 — 2,678,308
Metals & Mining ........................................ — 913,265 — 913,265
Oil, Gas & Consumable Fuels ............................... — 276,154 — 276,154
Passenger Airlines ...................................... — 307,133 — 307,133
Pharmaceuticals ....................................... — 2,447,979 — 2,447,979
Professional Services .................................... — 1,384,076 — 1,384,076
Semiconductors & Semiconductor Equipment .................... — 353,992 — 353,992
Software ............................................. — 10,974,902 54,936 11,029,838
Specialty Retail ........................................ — 848,503 — 848,503
Trading Companies & Distributors ............................ — 1,718,031 — 1,718,031
Transportation Infrastructure ............................... — 155,566 — 155,566
Wireless Telecommunication Services ......................... — 1,218,688 313,875 1,532,563
Foreign Agency Obligations ................................. — 1,011,668 — 1,011,668
Preferred Securities
Aerospace & Defense .................................... 2,642,626 — — 2,642,626
Banks ............................................... — 1,006,399 — 1,006,399
Commercial Services & Supplies ............................. — — 20,250 20,250
Electric Utilities ........................................ 206,628 2,659,136 — 2,865,764
Independent Power and Renewable Electricity Producers ............ — 1,789,145 — 1,789,145
Oil, Gas & Consumable Fuels ............................... — 852,351 — 852,351
Professional Services .................................... — — 3,132,163 3,132,163
Short-Term Securities
Money Market Funds ...................................... 9,317,735 — — 9,317,735
Unfunded Floating Rate Loan Interests
(a)
........................... — 604 — 604
$ 15,945,163 $ 974,287,035 $ 11,667,793 $ 1,001,899,991
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 69,431 $ — $ 69,431
Foreign currency exchange contracts ............................ — 433,448 — 433,448
Interest rate contracts ....................................... 18,570 — — 18,570
Liabilities
Credit contracts ........................................... — (7,529) — (7,529)
Interest rate contracts ....................................... (73,198) — — (73,198)
$ (54,628) $ 495,350 $ — $ 440,722
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
December 31, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
27
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 .................................................... $ — $ — $ 730,774 $ — $ 730,774
Transfers into Level 3 .................................................................. — — — — —
Transfers out of Level 3 ................................................................. — — (518,762) — (518,762)
Accrued discounts/premiums .............................................................. — 2,667 (176) — 2,491
Net realized gain ..................................................................... — — 1,836 — 1,836
Net change in unrealized appreciation (depreciation)
(a) (b)
............................................ — (25,061) 15,990 12,668 3,597
Purchases .......................................................................... 13,978 7,377,394 1,132,448 3,139,745 11,663,565
Sales ............................................................................. — — (215,708) — (215,708)
Closing balance, as of December 31, 2024 .....................................................
$ 13,978 $ 7,355,000 $ 1,146,402 $ 3,152,413 $ 11,667,793
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024
(b)
..............
$ — $ (25,061) $ 13,917 $ 12,668 $ 1,524
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Statement of Assets and Liabilities

December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
28
BlackRock High
Yield V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 992,581,652
Investments, at value — affiliated
(b)
.......................................................................................... 9,317,735
Cash ............................................................................................................. 544,097
Cash pledged: –
Futures contracts .................................................................................................... 117,000
Centrally cleared swaps ................................................................................................ 647,000
Foreign currency, at value
(c)
............................................................................................... 287,842
Receivables: –
Investments sold .................................................................................................... 6,664,479
Capital shares sold ................................................................................................... 154,250
Dividends — unaffiliated ............................................................................................... 38,048
Dividends — affiliated ................................................................................................. 62,171
Interest — unaffiliated ................................................................................................. 17,407,148
Variation margin on futures contracts ....................................................................................... 1,750
Swap premiums paid ................................................................................................... 15,179
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 433,448
OTC swaps ........................................................................................................ 932
Unfunded floating rate loan interests ....................................................................................... 604
Prepaid e xpenses ..................................................................................................... 15,783
Total a ssets .........................................................................................................
1,028,289,118
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 4,082,269
Swaps   .......................................................................................................... 81
Capital shares redeemed ............................................................................................... 999,562
Distribution fees ..................................................................................................... 130,126
Income dividend distributions ............................................................................................ 5,466,624
Interest expense .................................................................................................... 1,238
Investment advisory fees .............................................................................................. 381,599
Professional fees .................................................................................................... 60,038
Variation margin on futures contracts ....................................................................................... 9,571
Variation margin on centrally cleared swaps .................................................................................. 17,569
Other accrued expenses ............................................................................................... 609,252
Swap premiums received ................................................................................................ 16,999
Unrealized depreciation on: –
OTC swaps ........................................................................................................ 5,496
Total li abilities ........................................................................................................
11,780,424
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 1,016,508,694
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,069,909,251
Accumulated loss ..................................................................................................... (53,400,557)
NET ASSETS ........................................................................................................
$ 1,016,508,694
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 985,000,034
(b)
  Investments, at cost — affiliated ................................................................................... $ 9,317,735
(c)
  Foreign currency, at cost ....................................................................................... $ 288,463
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2024
29
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock High
Yield V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 376,431,230
Shares outstanding ...................................................................................................
54,511,038
Net asset value .....................................................................................................
$ 6.91
Shares authorized ...................................................................................................
300 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 640,077,464
Shares outstanding ...................................................................................................
92,732,758
Net asset value .....................................................................................................
$ 6.90
Shares authorized ...................................................................................................
200 million
Par value ......................................................................................................... $ 0.10

Statement of Operations

Year Ended December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
30
See notes to financial statements.
BlackRock High
Yield V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 129,138
Dividends — affiliated ................................................................................................. 1,021,834
Interest — unaffiliated ................................................................................................. 68,156,955
Total investment income .................................................................................................
69,307,927
EXPENSES
Investment advisory .................................................................................................. 4,113,067
Distribution — class specific ............................................................................................ 1,527,843
Transfer agent — class specific .......................................................................................... 1,347,507
Accounting services .................................................................................................. 185,478
Professional ....................................................................................................... 89,362
Registration ....................................................................................................... 30,561
Custodian ......................................................................................................... 29,577
Printing and postage ................................................................................................. 21,319
Directors and Officer ................................................................................................. 17,843
Transfer agent ...................................................................................................... 8,947
Miscellaneous ...................................................................................................... 15,130
Total expenses excluding interest expense .....................................................................................
7,386,634
Interest expense .................................................................................................... 3,953
Total expenses .......................................................................................................
7,390,587
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (15,177)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (849,847)
Total expenses after fees waived and/or reimbursed ..............................................................................
6,525,563
Net investment income ..................................................................................................
62,782,364
REALIZED AND UNREALIZED GAIN (LOSS) $ 9,178,615
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (1,654,417)
Forward foreign currency exchange contracts ............................................................................... 1,411,976
Foreign currency transactions ......................................................................................... (261,684)
Futures contracts .................................................................................................. (610,922)
Swaps ......................................................................................................... 923,294
A
(191,753)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 9,579,404
Forward foreign currency exchange contracts ............................................................................... 484,056
Foreign currency translations .......................................................................................... (14,848)
Futures contracts .................................................................................................. (360,559)
Swaps ......................................................................................................... (318,288)
Unfunded floating rate loan interests ..................................................................................... 604
A
9,370,369
Net realized and unrealized gain ...........................................................................................
9,178,616
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 71,960,980

Statements of Changes in Net Assets
31
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock High Yield V.I. Fund
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 62,782,364  $ 47,459,905
Net realized loss .................................................................................. (191,753) (29,247,649)
Net change in unrealized appreciation (depreciation) .......................................................... 9,370,369  74,172,294
Net increase in net assets resulting from operations ............................................................. 71,960,980  92,384,550
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (22,211,568) (14,957,317)
Class III ....................................................................................... (40,962,776) (33,379,272)
Decrease in net assets resulting from distributions to shareholders ................................................... (63,174,344) (48,336,589)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 169,936,680  126,444,002
NET ASSETS
Total increase in net assets ............................................................................. 178,723,316  170,491,963
Beginning of year .................................................................................... 837,785,378  667,293,415
End of year ........................................................................................
$ 1,016,508,694  $ 837,785,378
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
32
BlackRock High Yield V.I. Fund
Class I
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 6.84  $ 6.45  $ 7.59  $ 7.56  $ 7.43
Net investment income
(a)
....................................
0 .47  0 .43  0 .35  0 .33  0 .37
Net realized and unrealized gain (loss) ...........................
0 .08  0 .39  ( 1 .13 ) 0 .06  0 .14
Net increase (decrease) from investment operations ................... 0.55  0.82  (0.78) 0.39  0.51
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .48 ) ( 0 .43 ) ( 0 .35 ) ( 0 .34 ) ( 0 .38 )
From net realized gain ...................................... —  —  ( 0 .01 ) ( 0 .02 ) —
Total distributions ........................................... (0.48) (0.43) (0.36) (0.36) (0.38)
Net asset value, end of year .................................. $ 6.91  $ 6.84  $ 6.45  $ 7.59  $ 7.56
Total Return
(c)
Based on net asset value ..................................... 8.26% 13.21% (10.35)% 5.34% 7.27%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.61% 0.67% 0.65% 0.67% 0.69%
Total expenses after fees waived and/or reimbursed ...................
0.54% 0.57% 0.56% 0.57% 0.58%
Net investment income ......................................
6.90% 6.49% 5.15% 4.38% 5.13%
Supplemental Data
Net assets, end of year (000) ................................... $ 376,431  $ 263,380  $ 175,009  $ 224,592  $ 182,845
Portfolio turnover rate ........................................ 60% 50% 46% 57% 103%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
33
Financial Highlights
BlackRock High Yield V.I. Fund
Class III
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 6.84  $ 6.45  $ 7.59  $ 7.55  $ 7.42
Net investment income
(a)
....................................
0 .46  0 .41  0 .34  0 .31  0 .35
Net realized and unrealized gain (loss) ...........................
0 .06  0 .40  ( 1 .14 ) 0 .08  0 .14
Net increase (decrease) from investment operations ................... 0.52  0.81  (0.80) 0.39  0.49
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .46 ) ( 0 .42 ) ( 0 .33 ) ( 0 .33 ) ( 0 .36 )
From net realized gain ...................................... —  —  ( 0 .01 ) ( 0 .02 ) —
Total distributions ........................................... (0.46) (0.42) (0.34) (0.35) (0.36)
Net asset value, end of year .................................. $ 6.90  $ 6.84  $ 6.45  $ 7.59  $ 7.55
Total Return
(c)
Based on net asset value ..................................... 7.85% 12.94% (10.56)% 5.23% 7.01%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.89% 0.91% 0.90% 0.91% 0.92%
Total expenses after fees waived and/or reimbursed ...................
0.78% 0.81% 0.80% 0.81% 0.82%
Net investment income ......................................
6.66% 6.23% 4.93% 4.13% 4.86%
Supplemental Data
Net assets, end of year (000) ................................... $ 640,077  $ 574,405  $ 492,285  $ 613,037  $ 487,109
Portfolio turnover rate ........................................ 60% 50% 46% 57% 103%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information
34
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 2 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock High Yield V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed Income Complex and reflected as Directors and Officer expense on the Statement(s) of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
36
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
38
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock High Yield
V.I. Fund ArchKey Holdings, Inc., Delayed Draw 1st Lien Term Loan ..... $ 21,439 $ 21,331 $ 21,552 $ 221
BlackRock High Yield
V.I. Fund Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 51,358 51,101 51,441 340
BlackRock High Yield
V.I. Fund Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 68,083 67,912 67,955 43
$ 604

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock Total Return V.I.
Fund, a series of the Company, at the following annual rates:
For the year ended December 31, 2024, the aggregate average daily net assets of the Fund and BlackRock Total Return V.I. Fund were approximately $1,798,887,399.
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.55%
$250 million- $500 million ................................................................................................. 0.50
$500 million- $750 million ................................................................................................. 0.45
Greater than $750 million ................................................................................................. 0.40

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
40
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2024, the class specific distribution fees borne directly by Class III were $1,527,843.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended
December 31, 2024 , the amount waived was $ 15,177 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2024, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 397,258 $ 950,249 $ 1,347,507
Class I ................................................................................................................
0 .06%
Class III ...............................................................................................................
0 .05
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 205,162
Class III ...................................................................................................... 644,685
$ 849,847
Class I Class III
Expense Limitations .................................................................................. 1 .25% 1 .50%

Notes to Financial Statements
(continued)
41
Notes to Financial Statements
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, including paydowns/payups excluding short-term securities, were $714,351,595 and
$550,110,986, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of December 31, 2024 , the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the timing and recognition of partnership income, the accounting for swap agreements and the classification of investments.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
BlackRock High Yield V.I. Fund
Ordinary income ...................................................................................... $ 63,174,344 $ 48,336,589
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock High Yield V.I. Fund ............................................. $ 1,491,506 $ (61,990,323) $ 7,098,260 $ (53,400,557)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock High Yield V.I. Fund ........................................ $ 994,517,282 $ 19,849,781 $ (12,416,485) $ 7,433,296

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
42
renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.

Notes to Financial Statements
(continued)
43
Notes to Financial Statements
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock High Yield V.I. Fund
Class I
Shares sold .............................................
20,863,895 $ 143,575,746 15,909,884 $ 104,935,881
Shares issued in reinvestment of distributions ........................
3,132,365 21,530,864 2,197,682 14,456,030
Shares redeemed .........................................
(7,996,854) (54,999,873) (6,725,260) (44,419,074)
15,999,406 $ 110,106,737 11,382,306 $ 74,972,837
Class III
Shares sold .............................................
15,580,252 $ 106,868,252 23,568,801 $ 155,449,956
Shares issued in reinvestment of distributions ........................
5,890,596 40,425,104 5,006,678 32,924,247
Shares redeemed .........................................
(12,770,840) (87,463,413) (20,894,867) (136,903,038)
8,700,008 $ 59,829,943 7,680,612 $ 51,471,165
24,699,414 $ 169,936,680 19,062,918 $ 126,444,002

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements and Additional Information
44
To the Shareholders of BlackRock High Yield V.I. Fund and the Board of Directors of BlackRock Variable Series Funds II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock High Yield V.I. Fund of BlackRock Variable Series Funds II, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
45
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds II, Inc.
BlackRock Total Return V.I. Fund

The Benefits and Risks of Leveraging
2024
BlackRock Annual Financial Statements and Additional Information
2
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (1-mo. CME
Term SOFR at 0.72% Floor + 0.83%),
5.17%, 12/25/33 ................ USD 103 $ 96,940
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%),
4.71%, 05/25/37 ................ 83 13,657
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.27%), 5.89%, 04/20/31
(a) (b)
.......... 220 220,443
Apidos CLO XXIV, Series 2016-24A, Class
A1AL, (3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 5.83%, 10/20/30
(a) (b)
..... 228 228,414
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.93%, 05/25/35
(a)
...... 29 23,344
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.22%,
12/10/25
(a)
...................... 300 34,859
Barings CLO Ltd., Series 2015-2A, Class AR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.45%), 6.07%, 10/20/30
(a) (b)
.......... 100 99,771
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2004-B, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.46%,
05/28/39 ..................... 56 45,582
Series 2005-A, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.46%,
02/28/40 ..................... 71 65,712
Series 2005-E, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.46%,
12/28/40 ..................... 16 15,541
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 . 40 3,271
Series 2000-A, Class A3, 7.83%, 06/15/30 . 37 3,136
Series 2000-A, Class A4, 8.29%, 06/15/30 . 27 2,403
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-FS1, Class 1A3, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.79%, 05/25/35 ................ 1 805
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.73%, 03/25/37 ................ 11 10,699
Series 2007-HE3, Class 1A4, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
4.80%, 04/25/37 ................ 230 213,424
Benefit Street Partners CLO XXXVII Ltd.,
Series 2024-37A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.70%,
01/25/38
(a) (b)
..................... 1,000 999,866
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 0.00%
Floor + 1.44%), 6.07%, 10/22/30
(a) (b)
..... 94 94,455
BlueMountain Fuji US CLO II Ltd., Series 2017-
2A, Class A1AR, (3-mo. CME Term SOFR at
0.00% Floor + 1.26%), 5.88%, 10/20/30
(a) (b)
124 124,161
BRAVO Residential Funding Trust, Series 2024-
CES2, Class A1A, 5.55%, 09/25/54
(b) (c)
... 145 145,295
Carbone CLO Ltd., Series 2017-1A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.40%), 6.02%, 01/20/31
(a) (b)
.......... 385 385,644
Cardiff Auto Receivables Securitisation plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.60%, 08/20/31 ................ GBP 100 125,563
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
7.30%, 08/20/31 ................ GBP 100 $ 125,714
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
5.88%, 04/17/31 ................ USD 331 331,665
Series 2014-3RA, Class A1A, (3-mo. CME
Term SOFR at 0.00% Floor + 1.31%),
5.93%, 07/27/31 ................ 316 316,431
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
4.61%, 10/25/36
(a)
................. 20 19,385
CarVal CLO II Ltd., Series 2019-1A, Class AR2,
(3-mo. CME Term SOFR at 1.02% Floor +
1.02%), 5.38%, 04/20/32
(a) (b)
.......... 660 661,272
C-BASS Trust, Series 2006-CB7, Class A4,
(1-mo. CME Term SOFR at 0.32% Floor +
0.43%), 4.77%, 10/25/36
(a)
........... 34 21,880
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A1R2, (3-mo. CME Term SOFR at
1.06% Floor + 1.06%), 5.57%, 05/29/32
(a) (b)
250 250,486
CIFC Funding Ltd.
(a)(b)
Series 2013-3RA, Class A1, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
5.88%, 04/24/31 ................ 260 259,626
Series 2015-3A, Class AR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.13%), 5.75%,
04/19/29 ..................... 162 162,161
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.17%,
01/18/38 ..................... 860 862,254
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
4.65%, 05/25/37 ................ 147 95,163
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
4.72%, 05/25/37 ................ 67 43,187
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(b)
........... 100 97,977
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 . 12 11,860
Series 1997-6, Class M1, 7.21%, 01/15/29 . 7 7,405
Series 1999-5, Class A5, 7.86%, 03/01/30 . 23 6,933
Series 1999-5, Class A6, 7.50%, 03/01/30 . 25 7,020
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
56 8,541
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
151 23,278
Series 2000-5, Class A7, 8.20%, 05/01/31 . 134 29,801
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term
SOFR at 0.22% Floor + 0.33%), 4.67%,
12/25/25
(a)
...................... —
(e)
357
Credit-Based Asset Servicing & Securitization
LLC
Series 2006-CB2, Class AF4, 3.01%,
12/25/36
(c)
.................... 10 7,937
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(b) (c)
................... 48 47,396
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b) (c)
................... 74 2,503

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.79%, 07/25/37
(a) (b)
.............. USD 33 $ 21,319
CWABS Asset-Backed Certificates Trust, Series
2005-16, Class 1AF, 4.53%, 04/25/36
(a)
... 67 57,779
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (1-mo. CME Term
SOFR at 0.27% Floor and 16.00% Cap +
0.38%), 4.78%, 03/15/34
(a)
........... 5 4,750
CWABS Trust, Series 2006-14, Class M1,
(1-mo. CME Term SOFR at 0.44% Floor +
0.55%), 4.89%, 02/25/37
(a)
........... 237 216,515
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 5.35%,
10/25/34
(a)
...................... 57 55,020
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... 1 1,895
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 4.69%, 05/15/35 .......... 2 1,550
Series 2006-C, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 4.69%, 05/15/36 .......... 13 13,139
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 4.66%, 11/15/36 ........... 8 7,546
Dewolf Park CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at 0.90% Floor
+ 1.18%), 5.84%, 10/15/30
(a) (b)
......... 142 142,635
Dowson plc
(a)(d)
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.95%),
8.66%, 08/20/31 ................ GBP 246 306,504
Series 2024-1, Class F, (Sterling Overnight
Index Average at 0.00% Floor + 6.95%),
11.66%, 08/20/31 ............... 360 448,612
Dryden 40 Senior Loan Fund, Series 2015-40A,
Class AR2, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.67%, 08/15/31
(a) (b)
USD 1,165 1,166,532
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.38%), 6.04%, 01/15/31
(a) (b)
.......... 658 658,330
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (3-mo. CME Term SOFR at
0.00% Floor + 1.16%), 5.82%, 04/15/29
(a) (b)
549 550,243
Elmwood CLO 36 Ltd., Series 2024-12RA,
Class AR, (3-mo. CME Term SOFR at 1.34%
Floor + 1.34%), 5.89%, 10/20/37
(a) (b)
..... 500 501,136
FIGRE Trust, Series 2024-SL1, Class A1,
5.75%, 07/25/53
(a) (b)
................ 232 231,775
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%),
5.50%, 10/25/34 ................ 33 28,854
Series 2006-FF16, Class 2A3, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.73%, 12/25/36 ................ 510 205,550
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
4.60%, 12/25/36 ................ 272 227,545
Series 2006-FFH1, Class M2, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
5.05%, 01/25/36 ................ 98 87,472
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Fortuna Consumer Loan ABS DAC, Series
2024-2, Class E, (1-mo. EURIBOR at 0.00%
Floor + 4.10%), 6.95%, 10/18/34
(a) (d)
..... EUR 100 $ 103,878
Fremont Home Loan Trust, Series 2006-3,
Class 1A1, (1-mo. CME Term SOFR at
0.28% Floor + 0.39%), 4.73%, 02/25/37
(a)
. USD 62 45,172
FS Rialto Issuer LLC, Series 2024-FL9, Class
A, (1-mo. CME Term SOFR at 1.63% Floor +
1.63%), 6.00%, 10/19/39
(a) (b)
.......... 209 208,493
FTA Consumo Santander
(a)(d)
Series 7, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.30%), 4.19%, 07/20/38 EUR 100 103,535
Series 7, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.65%), 4.53%, 07/20/38 100 103,553
Golden Bar Securitisation SRL, Series 2024-1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.50%), 4.34%, 09/22/43
(a) (d)
.......... 100 104,315
GoldenTree Loan Management US CLO 23
Ltd.
(a)(b)
Series 2024-23A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.60%,
01/20/39 ..................... USD 820 820,000
Series 2024-23A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.93%,
01/20/39 ..................... 1,310 1,310,000
GoldenTree Loan Management US CLO 7 Ltd.,
Series 2020-7A, Class ARR, (3-mo. CME
Term SOFR at 1.10% Floor + 1.10%), 5.64%,
04/20/34
(a) (b)
..................... 250 250,043
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.89%,
10/20/37
(a) (b)
..................... 880 885,505
GoodLeap Home Improvement Solutions Trust,
Series 2024-1A, Class A, 5.35%, 10/20/46
(b)
341 340,051
GreenSky Home Improvement Issuer Trust
(b)
Series 2024-2, Class A4, 5.15%, 10/27/59 . 114 113,889
Series 2024-2, Class B, 5.26%, 10/27/59 .. 100 99,695
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
............. 24 4,443
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
4.85%, 01/25/47 ................ 19 9,240
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
7.83%, 02/25/47 ................ 40 38,731
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.75%, 05/25/37
(a)
.......... 62 43,083
Home Equity Mortgage Loan Asset-Backed
Trust, Series 2004-A, Class M2, (1-mo. CME
Term SOFR at 2.03% Floor + 2.14%), 3.59%,
07/25/34
(a)
...................... 10 10,003
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(c)
......... 49 4,932
HPS Loan Management Ltd., Series 11A-17,
Class AR, (3-mo. CME Term SOFR at 1.02%
Floor + 1.28%), 5.81%, 05/06/30
(a) (b)
..... 75 74,561
Huntington Bank Auto Credit-Linked Notes,
Series 2024-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 5.95%,
10/20/32
(a) (b)
..................... 397 397,735
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b) (c)
........ 5 4,547

Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (1-mo. CME Term
SOFR at 0.41% Floor + 0.52%), 4.86%,
05/25/36
(a)
...................... USD 48 $ 46,698
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 5.95%,
01/20/31
(a) (b)
..................... 81 81,234
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
...................... 16 16,010
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.75%, 12/25/37
(a)
........... 12 11,506
Madison Park Funding XLII Ltd., Series 13A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 5.78%, 11/21/30
(a) (b)
..... 213 213,133
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class ARR, (3-mo. CME Term SOFR at
0.94% Floor + 1.20%), 5.82%, 10/21/30
(a) (b)
1,194 1,193,893
Madison Park Funding XXIII Ltd., Series 2017-
23A, Class AR, (3-mo. CME Term SOFR at
0.97% Floor + 1.23%), 5.85%, 07/27/31
(a) (b)
576 576,760
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.07%, 12/18/30
(a) (b)
..... 66 66,503
Mariner Finance issuance Trust, Series 2024-
BA, Class A, 4.91%, 11/20/38
(b)
........ 338 332,615
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (1-mo. CME Term SOFR at 0.52%
Floor + 0.63%), 4.97%, 06/25/46
(a) (b)
..... 6 5,715
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-mo. CME
Term SOFR at 0.39% Floor + 0.50%),
4.84%, 08/25/37 ................ 35 30,468
Series 2006-RM3, Class A2B, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
4.63%, 06/25/37 ................ 24 5,013
MidOcean Credit CLO XI Ltd., Series 2022-11A,
Class A1R2, (3-mo. CME Term SOFR at
1.21% Floor + 1.21%), 5.53%, 01/18/36
(a) (b)
780 780,000
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
5.05%, 12/25/34 ................ 155 141,147
Series 2005-HE5, Class M4, (1-mo. CME
Term SOFR at 0.87% Floor + 0.98%),
5.32%, 09/25/35 ................ 96 77,583
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.51%), 6.13%, 10/20/30
(a) (b)
.......... 49 49,356
Newday Funding Master Issuer plc, Series
2024-2X, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.65%), 7.36%,
07/15/32
(a) (d)
..................... GBP 100 125,825
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 09/15/31 . USD 13 4,778
Series 2001-D, Class A4, 6.93%, 09/15/31 . 7 3,281
Series 2002-B, Class M1, 7.62%, 06/15/32 65 64,824
OCP Aegis CLO Ltd., Series 2024-39A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.22%), 5.72%, 01/16/37
(a) (b)
......... 250 250,592
OCP CLO Ltd., Series 2020-8RA, Class AR,
(3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.77%, 10/17/36
(a) (b)
.......... 509 510,168
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%), 5.93%,
07/17/30
(a) (b)
..................... USD 152 $ 152,221
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 5.89%,
01/25/31
(a) (b)
..................... 76 75,576
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.30%), 5.82%, 05/23/31
(a) (b)
......... 167 167,449
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
4.66%, 03/25/37
(a)
............... 90 75,462
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(c)
.................... 60 49,472
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
.................... 146 121,799
Series 2007-FXD1, Class 3A4, 5.86%,
01/25/37
(c)
.................... 6 5,691
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1M Sofr FWD
at 1.20% Floor and 18.00% Cap + 1.20%),
6.16%, 10/15/37
(a) (b)
................ 9 8,661
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(c)
......... 55 48,748
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
5.91%, 10/17/31 ................ 106 106,472
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.13% Floor + 1.39%),
6.04%, 01/17/31 ................ 21 21,437
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
.... 6 6,379
Race Point X CLO Ltd., Series 2016-10A, Class
A1R, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.99%, 07/25/31
(a) (b)
..... 106 106,477
RAD CLO 21 Ltd., Series 2023-21A, Class A,
(3-mo. CME Term SOFR at 1.59% Floor +
1.59%), 6.22%, 01/25/33
(a) (b)
.......... 470 470,842
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.63%, 01/25/38
(a) (b)
......... 800 800,000
Regatta IX Funding Ltd., Series 2017-1A, Class
B1R, (3-mo. CME Term SOFR at 2.00%
Floor + 2.00%), 6.65%, 04/17/37
(a) (b)
..... 847 854,372
Regional Management Issuance Trust, Series
2024-2, Class A, 5.11%, 12/15/33
(b)
...... 100 100,149
Republic Finance Issuance Trust
(b)
Series 2024-B, Class A, 5.42%, 11/20/37 .. 465 470,567
Series 2024-B, Class B, 5.86%, 11/20/37 .. 164 164,517
Romark WM-R Ltd., Series 2018-1A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.29%), 5.91%, 04/20/31
(a) (b)
.......... 151 151,223
RR 24 Ltd., Series 2022-24A, Class A1A2,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.65%, 01/15/37
(a) (b)
.......... 500 500,000
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (1-mo. CME Term SOFR
at 0.21% Floor + 0.32%), 4.66%, 10/25/36
(a)
100 73,700
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 0.00%, 01/15/38
(a) (b) (f)
........ 250 250,000

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 .. USD 41 $ 40,430
Series 2024-A, Class A1A, 5.24%, 03/15/56 92 91,356
Series 2024-A, Class A1B, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 6.05%,
03/15/56
(a)
.................... 478 486,905
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (1-mo. CME Term SOFR
at 0.80% Floor + 0.91%), 5.25%, 01/25/35
(a)
1 958
Sycamore Tree CLO Ltd., Series 2021-1A,
Class AR, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.90%, 01/20/38
(a) (b)
..... 400 402,137
Symphony CLO 46 Ltd., Series 2024-46A,
Class A2, (3-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 6.03%, 01/20/38
(a) (b)
..... 250 249,927
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.03%, 10/23/34
(a) (b)
..... 520 520,913
TAGUS-Sociedade de Titularizacao de Creditos
SA, Series 2, Class D, (1-mo. EURIBOR at
0.00% Floor + 4.00%), 6.85%, 10/27/42
(a) (d)
EUR 100 103,621
TCI-Symphony CLO Ltd., Series 2016-1A,
Class AR2, (3-mo. CME Term SOFR at
1.02% Floor + 1.28%), 5.94%, 10/13/32
(a) (b)
USD 529 530,280
TICP CLO XII Ltd., Series 2018-12A, Class AR,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.09%, 07/15/34
(a) (b)
.......... 250 250,432
Tricon American Homes Trust, Series 2018-
SFR1, Class E, 4.56%, 05/17/37
(b)
...... 100 99,475
Trimaran CAVU Ltd., Series 2024-1A, Class A,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.64%, 01/25/38
(a) (b)
.......... 460 462,286
Trinitas CLO XXXI Ltd., Series 2024-31A, Class
A1, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.73%, 01/22/38
(a) (b)
......... 250 250,644
Warwick Capital CLO 5 Ltd., Series 2024-5A,
Class A1, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.68%, 01/20/38
(a) (b)
..... 679 679,000
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.81%, 09/25/36 ................ 119 31,493
Series 2006-HE5, Class 1A, (1-mo. CME
Term SOFR at 0.31% Floor + 0.42%),
4.23%, 10/25/36 ................ 97 71,542
Yale Mortgage Loan Trust, Series 2007-1, Class
A, (1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 4.85%, 06/25/37
(a) (b)
.......... 73 22,725
Total Asset-Backed Securities — 3 .5%
(Cost: $ 30,899,511 ) ............................... 30,025,762
Shares
Shares
Common Stocks
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc. , Class A
(g)
... 23,972 417,352
Residential REITs — 0.0%
Invitation Homes, Inc.
(g)
................ 6,147 196,520
Total Common Stocks — 0 .1%
(Cost: $ 649,527 ) ................................. 613,872
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.6%
BAE Systems plc
(b)
3.40% , 04/15/30 .................. USD 651 $ 600,477
5.25% , 03/26/31 .................. 205 205,389
L3Harris Technologies, Inc.
5.25% , 06/01/31 .................. 450 450,284
5.40% , 07/31/33 .................. 327 326,415
5.35% , 06/01/34 .................. 182 181,235
Lockheed Martin Corp., 4.50%, 05/15/36 ... 110 103,128
Northrop Grumman Corp.
4.70% , 03/15/33 .................. 224 217,128
4.03% , 10/15/47 .................. 186 146,016
5.25% , 05/01/50 .................. 495 463,530
5.20% , 06/01/54 .................. 105 97,674
RTX Corp.
6.70% , 08/01/28 .................. 1,940 2,047,266
7.00% , 11/01/28 .................. 445 476,390
5.40% , 05/01/35 .................. 142 142,107
4.05% , 05/04/47 .................. 53 41,619
5,498,658
Banks — 3.6%
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................ 322 328,409
Bank of America Corp.
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28
(a)
.................... 219 213,294
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28
(a)
.................... 44 42,603
(1-day SOFR + 1.53%), 1.90% , 07/23/31
(a)
307 258,286
(1-day SOFR + 1.33%), 2.97% , 02/04/33
(a)
924 794,212
(1-day SOFR + 1.65%), 5.47% , 01/23/35
(a)
580 580,635
4.88% , 04/01/44 .................. 248 227,087
(3-mo. CME Term SOFR + 3.41%), 4.08% ,
03/20/51
(a)
.................... 321 251,287
(1-day SOFR + 1.88%), 2.83% , 10/24/51
(a)
581 357,512
(1-day SOFR + 1.56%), 2.97% , 07/21/52
(a)
64 40,683
Citigroup, Inc.
(a)
(1-day SOFR + 1.28%), 3.07% , 02/24/28 . 2 1,924
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28 ..................... 226 217,508
(1-day SOFR + 1.35%), 3.06% , 01/25/33 . 50 42,952
(1-day SOFR + 1.94%), 3.79% , 03/17/33 . 1,518 1,362,890
(1-day SOFR + 1.45%), 5.45% , 06/11/35 . 1,139 1,129,374
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
..................... 534 527,183
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.93%), 5.57% , 04/22/28 . 6,718 6,832,108
(1-day SOFR + 1.89%), 2.18% , 06/01/28 . 913 857,539
(1-day SOFR + 0.86%), 4.51% , 10/22/28 . 1,081 1,071,440
(1-day SOFR + 1.13%), 5.00% , 07/22/30 . 5,801 5,775,913
(1-day SOFR + 1.04%), 4.60% , 10/22/30 . 218 213,852
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ..................... 743 617,370
(1-day SOFR + 1.07%), 1.95% , 02/04/32 . 1,913 1,585,633
(3-mo. CME Term SOFR + 1.25%), 2.58% ,
04/22/32 ..................... 524 449,495
(1-day SOFR + 1.18%), 2.55% , 11/08/32 . 490 413,323
(1-day SOFR + 1.26%), 2.96% , 01/25/33 . 158 136,571
(1-day SOFR + 1.49%), 5.77% , 04/22/35 . 375 383,591
(1-day SOFR + 1.46%), 5.29% , 07/22/35 . 1,003 992,233
(1-day SOFR + 2.44%), 3.11% , 04/22/51 . 629 416,314
KeyBank NA
3.90% , 04/13/29 .................. 257 241,309
5.00% , 01/26/33 .................. 541 518,882

Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
M&T Bank Corp., (1-day SOFR + 1.61%),
5.39%, 01/16/36
(a)
................ USD 665 $ 644,240
Morgan Stanley Bank NA, (1-day SOFR +
0.68%), 4.45%, 10/15/27
(a)
........... 500 496,685
Washington Mutual Escrow Bonds
(f)(h)(i)
0.00% , 11/06/09 .................. 300 3,900
0.00% , 09/19/17
(j)
................. 250 —
0.00% , 09/29/17 .................. 500 —
Wells Fargo & Co.
(1-day SOFR + 1.38%), 5.21% , 12/03/35
(a)
1,518 1,476,967
3.90% , 05/01/45 .................. 165 128,332
(3-mo. CME Term SOFR + 4.50%), 5.01% ,
04/04/51
(a)
.................... 162 143,799
(1-day SOFR + 2.13%), 4.61% , 04/25/53
(a)
607 506,839
Zions Bancorp NA, (1-day SOFR + 2.83%),
6.82%, 11/19/35
(a)
................ 500 503,483
30,785,657
Beverages — 0.0%
Coca-Cola Co. (The), 5.30%, 05/13/54 ..... 122 117,675
Biotechnology — 0.6%
AbbVie, Inc.
5.05% , 03/15/34 .................. 945 933,642
4.55% , 03/15/35 .................. 735 691,068
4.88% , 11/14/48 .................. 50 44,897
Amgen, Inc.
5.25% , 03/02/30 .................. 1,367 1,379,755
4.40% , 02/22/62 .................. 269 208,805
5.75% , 03/02/63 .................. 1,240 1,189,232
Gilead Sciences, Inc.
1.65% , 10/01/30 .................. 316 264,281
2.60% , 10/01/40 .................. 389 268,972
4.75% , 03/01/46 .................. 73 64,319
5,044,971
Broadline Retail — 0.1%
Amazon.com, Inc.
2.50% , 06/03/50 .................. 188 112,161
4.25% , 08/22/57 .................. 215 176,061
3.25% , 05/12/61 .................. 63 40,988
4.10% , 04/13/62 .................. 627 490,660
819,870
Capital Markets — 2.6%
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
........... 430 420,458
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.82%), 1.54% , 09/10/27
(a)
340 321,494
(1-day SOFR + 0.91%), 1.95% , 10/21/27
(a)
48 45,541
(1-day SOFR + 1.11%), 2.64% , 02/24/28
(a)
359 342,400
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29
(a)
.................... 867 843,602
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
1,403 1,431,913
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
171 142,512
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
2,723 2,301,558
(1-day SOFR + 1.41%), 3.10% , 02/24/33
(a)
827 712,766
(1-day SOFR + 1.55%), 5.33% , 07/23/35
(a)
2,776 2,724,181
4.80% , 07/08/44 .................. 145 128,161
(1-day SOFR + 1.58%), 5.56% , 11/19/45
(a)
349 337,049
Moody's Corp., 3.25%, 01/15/28 ......... 127 121,672
Morgan Stanley
(a)
(1-day SOFR + 2.24%), 6.30% , 10/18/28 . 892 924,806
(1-day SOFR + 1.59%), 5.16% , 04/20/29 . 1,081 1,084,043
(1-day SOFR + 1.26%), 5.66% , 04/18/30 . 4,064 4,137,004
(1-day SOFR + 1.22%), 5.04% , 07/19/30 . 1,429 1,424,066
(1-day SOFR + 1.14%), 2.70% , 01/22/31 . 757 672,601
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.03%), 1.79% , 02/13/32 . USD 810 $ 660,825
(1-day SOFR + 1.18%), 2.24% , 07/21/32 . 471 389,996
(1-day SOFR + 1.20%), 2.51% , 10/20/32 . 429 359,462
(1-day SOFR + 1.29%), 2.94% , 01/21/33 . 1,766 1,513,052
(1-day SOFR + 1.56%), 5.32% , 07/19/35 . 967 951,150
UBS AG, 3.70%, 02/21/25 ............ 272 271,456
22,261,768
Chemicals — 0.0%
Ecolab, Inc., 2.13%, 08/15/50 .......... 164 87,891
Communications Equipment — 0.0%
Juniper Networks, Inc., 5.95%, 03/15/41 .... 44 43,372
Motorola Solutions, Inc., 5.60%, 06/01/32 ... 146 148,982
192,354
Consumer Finance — 0.4%
American Express Co., (1-day SOFR + 1.42%),
5.28%, 07/26/35
(a)
................ 408 403,501
General Motors Financial Co., Inc.
5.40% , 04/06/26 .................. 1,373 1,380,672
6.10% , 01/07/34 .................. 232 235,360
5.95% , 04/04/34 .................. 421 423,199
5.45% , 09/06/34 .................. 202 196,037
Synchrony Financial, 7.25%, 02/02/33 ..... 656 677,171
3,315,940
Containers & Packaging — 0.0%
Berry Global, Inc., 5.65%, 01/15/34
(b)
...... 42 42,120
Diversified REITs — 1.3%
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ...................... 92 92,350
GLP Capital LP
5.75% , 06/01/28 .................. 947 955,641
5.30% , 01/15/29 .................. 80 79,420
4.00% , 01/15/30 .................. 859 800,056
3.25% , 01/15/32 .................. 1,399 1,198,249
6.25% , 09/15/54 .................. 846 844,343
VICI Properties LP
4.25% , 12/01/26
(b)
................. 1,672 1,644,256
3.75% , 02/15/27
(b)
................. 46 44,633
4.50% , 01/15/28
(b)
................. 1,714 1,676,274
4.63% , 12/01/29
(b)
................. 187 179,115
4.95% , 02/15/30 .................. 1,674 1,640,859
4.13% , 08/15/30
(b)
................. 348 323,350
5.13% , 05/15/32 .................. 1,920 1,869,461
6.13% , 04/01/54 .................. 86 85,447
11,433,454
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
3.65% , 06/01/51 .................. 59 41,668
3.80% , 12/01/57 .................. 1,082 746,476
3.65% , 09/15/59 .................. 1,671 1,106,813
3.85% , 06/01/60 .................. 255 176,650
Verizon Communications, Inc.
1.68% , 10/30/30 .................. 276 229,526
2.36% , 03/15/32 .................. 700 580,512
5.85% , 09/15/35 .................. 222 228,238
3,109,883
Electric Utilities — 2.7%
AEP Texas, Inc.
4.70% , 05/15/32 .................. 75 71,758
5.40% , 06/01/33 .................. 132 130,782
3.80% , 10/01/47 .................. 366 263,086
AEP Transmission Co. LLC, 3.15%, 09/15/49 . 829 546,260

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Alabama Power Co.
5.50% , 03/15/41 .................. USD 43 $ 41,981
3.85% , 12/01/42 .................. 53 42,097
3.75% , 03/01/45 .................. 451 345,298
4.30% , 01/02/46 .................. 53 43,993
Baltimore Gas & Electric Co.
3.75% , 08/15/47 .................. 170 126,686
3.20% , 09/15/49 .................. 72 47,564
Diamond II Ltd., 7.95%, 07/28/26
(d)
....... 250 253,359
Dominion Energy South Carolina, Inc., 6.25%,
10/15/53 ...................... 79 85,016
Duke Energy Carolinas LLC
3.70% , 12/01/47 .................. 485 359,092
3.20% , 08/15/49 .................. 62 41,313
3.45% , 04/15/51 .................. 583 402,231
Duke Energy Corp.
3.95% , 08/15/47 .................. 207 154,025
5.00% , 08/15/52 .................. 121 105,595
Duke Energy Florida LLC
1.75% , 06/15/30 .................. 814 690,593
4.20% , 07/15/48 .................. 4 3,202
3.00% , 12/15/51 .................. 256 159,475
Duke Energy Ohio, Inc., 5.55%, 03/15/54 ... 43 41,575
Duke Energy Progress LLC, 2.50%, 08/15/50 . 1,136 657,195
Edison International
5.75% , 06/15/27 .................. 716 727,954
4.13% , 03/15/28 .................. 416 403,376
6.95% , 11/15/29 .................. 384 410,076
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(c)
........... 1,199 1,167,577
Series C , 4.85% , 07/15/47
(c)
.......... 432 368,467
Series C , 3.40% , 03/01/50 ........... 971 659,344
FirstEnergy Transmission LLC
(b)
5.00% , 01/15/35 .................. 839 810,593
4.55% , 04/01/49 .................. 962 805,354
Florida Power & Light Co.
3.95% , 03/01/48 .................. 302 237,088
3.99% , 03/01/49 .................. 358 279,809
3.15% , 10/01/49 .................. 178 119,980
Generacion Mediterranea SA, 9.88%,
12/01/27
(b)
..................... 28 26,543
Georgia Power Co.
4.70% , 05/15/32 .................. 285 277,673
4.95% , 05/17/33 .................. 501 490,625
5.13% , 05/15/52 .................. 374 346,950
Jersey Central Power & Light Co., 5.10%,
01/15/35
(b)
..................... 140 136,560
Johnsonville Aeroderivative Combustion Turbine
Generation LLC, 5.08%, 10/01/54 ...... 297 286,326
MidAmerican Energy Co.
3.95% , 08/01/47 .................. 56 43,557
3.65% , 08/01/48 .................. 293 217,122
3.15% , 04/15/50 .................. 64 42,942
2.70% , 08/01/52 .................. 68 41,161
5.85% , 09/15/54 .................. 27 27,440
5.30% , 02/01/55 .................. 110 103,910
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(d)
..................... 191 182,771
Northern States Power Co.
3.40% , 08/15/42 .................. 57 43,295
2.60% , 06/01/51 .................. 60 35,827
NRG Energy, Inc.
(b)
4.45% , 06/15/29 .................. 218 208,208
7.00% , 03/15/33 .................. 782 844,110
6.25% , 11/01/34 .................. 155 152,031
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ........... USD 136 $ 110,674
4.00% , 06/01/49 .................. 406 304,309
Pacific Gas & Electric Co.
3.95% , 12/01/47 .................. 166 123,939
4.95% , 07/01/50 .................. 495 429,555
3.50% , 08/01/50 .................. 320 219,212
5.25% , 03/01/52 .................. 461 412,881
6.75% , 01/15/53 .................. 569 619,944
6.70% , 04/01/53 .................. 107 115,806
5.90% , 10/01/54 .................. 156 153,860
PECO Energy Co.
3.05% , 03/15/51 .................. 462 298,641
2.85% , 09/15/51 .................. 67 41,510
5.25% , 09/15/54 .................. 44 41,608
PG&E Corp.
5.25% , 07/01/30 .................. 654 640,153
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
.................... 445 456,673
Public Service Electric & Gas Co., 3.15%,
01/01/50 ...................... 61 41,025
Southern California Edison Co.
5.30% , 03/01/28 .................. 592 598,772
2.25% , 06/01/30 .................. 188 163,351
Series G , 2.50% , 06/01/31 ........... 446 381,739
5.45% , 06/01/31 .................. 183 185,948
Series 05-E , 5.35% , 07/15/35 ......... 77 76,722
Series 05-B , 5.55% , 01/15/36 ......... 230 228,074
5.63% , 02/01/36 .................. 188 187,940
Southern Co. (The)
4.85% , 03/15/35 .................. 774 738,419
4.25% , 07/01/36 .................. 173 155,327
System Energy Resources, Inc., 5.30%,
12/15/34 ...................... 110 107,759
Virginia Electric & Power Co.
2.45% , 12/15/50 .................. 334 187,958
5.45% , 04/01/53 .................. 109 103,711
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 .................. 235 235,207
6.95% , 10/15/33 .................. 56 60,256
6.00% , 04/15/34 .................. 1,312 1,329,516
5.70% , 12/30/34 .................. 846 837,121
23,696,455
Financial Services — 0.2%
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b) (f)
.. 910 915,460
Global Payments, Inc., 5.95%, 08/15/52 .... 158 153,163
Mastercard, Inc.
3.95% , 02/26/48 .................. 88 70,518
3.85% , 03/26/50 .................. 93 71,962
2.95% , 03/15/51 .................. 66 42,665
Visa, Inc., 2.00%, 08/15/50 ............ 113 60,932
1,314,700
Food Products — 0.0%
MHP Lux SA, 6.25%, 09/19/29
(b)
......... 44 36,740
Gas Utilities — 0.0%
CenterPoint Energy Resources Corp., 4.00%,
04/01/28 ...................... 175 169,906
ONE Gas, Inc., 5.10%, 04/01/29 ......... 43 43,296
Piedmont Natural Gas Co., Inc., 2.50%,
03/15/31 ...................... 176 150,249
363,451

Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.90% , 08/01/46 .................. USD 856 $ 667,585
4.13% , 06/15/47 .................. 162 131,183
CSX Corp., 4.90%, 03/15/55 ........... 361 322,423
Norfolk Southern Corp.
3.40% , 11/01/49 .................. 86 59,443
3.05% , 05/15/50 .................. 238 153,922
4.05% , 08/15/52 .................. 129 98,987
3.70% , 03/15/53 .................. 134 96,303
3.16% , 05/15/55 .................. 271 171,165
Uber Technologies, Inc., 5.35%, 09/15/54 ... 60 55,795
Union Pacific Corp.
3.84% , 03/20/60 .................. 135 96,480
2.97% , 09/16/62 .................. 446 256,615
3.75% , 02/05/70 .................. 142 94,737
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 75 73,478
2,278,116
Health Care Equipment & Supplies — 0.0%
Solventum Corp., 6.00%, 05/15/64 ....... 361 352,041
Health Care Providers & Services — 0.7%
Elevance Health, Inc.
3.60% , 03/15/51 .................. 474 329,778
4.55% , 05/15/52 .................. 102 82,211
HCA, Inc.
5.25% , 06/15/26 .................. 132 132,320
5.38% , 09/01/26 .................. 608 609,824
5.45% , 04/01/31 .................. 1,266 1,263,452
5.45% , 09/15/34 .................. 2,242 2,185,258
Humana, Inc., 5.38%, 04/15/31 ......... 128 126,929
UnitedHealth Group, Inc.
5.63% , 07/15/54 .................. 43 41,740
3.88% , 08/15/59 .................. 706 499,800
6.05% , 02/15/63 .................. 111 113,341
5.75% , 07/15/64 .................. 342 332,308
5,716,961
Hotels, Restaurants & Leisure — 0.0%
Grupo Posadas SAB de CV, 7.00%,
12/30/27
(c) (d)
.................... 55 49,287
Household Durables — 0.1%
DR Horton, Inc., 5.00%, 10/15/34 ........ 605 584,058
Industrial Conglomerates — 0.0%
Honeywell International, Inc.
2.80% , 06/01/50 .................. 139 87,159
5.35% , 03/01/64 .................. 90 84,373
171,532
Insurance — 0.1%
Ambac Assurance Corp., 5.10%
(b) (k)
....... 15 20,487
American International Group, Inc., 4.38%,
06/30/50 ...................... 112 92,558
Arthur J Gallagher & Co.
6.75% , 02/15/54 .................. 209 231,397
5.55% , 02/15/55 .................. 64 61,449
Marsh & McLennan Cos., Inc.
2.90% , 12/15/51 .................. 202 125,519
6.25% , 11/01/52 .................. 18 19,222
5.45% , 03/15/54 .................. 219 211,468
762,100
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.65% , 08/15/62 .................. 1,220 1,035,376
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
5.75% , 05/15/63 .................. USD 243 $ 245,368
1,280,744
IT Services — 0.3%
Gartner, Inc.
(b)
4.50% , 07/01/28 .................. 2,885 2,811,276
3.63% , 06/15/29 .................. 70 65,023
2,876,299
Leisure Products — 0.1%
Continuum Energy Pte. Ltd., 12.85%, (12.85%
Cash or 7.85% PIK), 09/11/27
(b) (f) (l)
...... 426 442,740
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/33 196 194,930
Machinery — 0.0%
Caterpillar, Inc.
3.25% , 09/19/49 .................. 213 147,869
3.25% , 04/09/50 .................. 60 41,449
CNH Industrial Capital LLC, 4.50%, 10/08/27 . 155 153,586
342,904
Media — 0.4%
Charter Communications Operating LLC
3.70% , 04/01/51 .................. 247 154,291
3.90% , 06/01/52 .................. 1,340 862,035
3.85% , 04/01/61 .................. 941 567,037
Comcast Corp.
2.89% , 11/01/51 .................. 264 158,782
2.94% , 11/01/56 .................. 39 22,715
2.65% , 08/15/62 .................. 589 308,584
2.99% , 11/01/63 .................. 665 375,314
Paramount Global
3.70% , 10/04/26
(c)
................. 180 173,369
2.90% , 01/15/27 .................. 437 418,203
3.38% , 02/15/28 .................. 117 110,102
5.85% , 09/01/43 .................. 157 136,428
5.25% , 04/01/44 .................. 60 46,619
4.90% , 08/15/44 .................. 46 34,822
4.60% , 01/15/45 .................. 70 51,340
3,419,641
Metals & Mining — 0.3%
Anglo American Capital plc
(b)
5.50% , 05/02/33 .................. 280 277,026
4.75% , 03/16/52 .................. 217 179,906
Glencore Funding LLC
(b)
2.50% , 09/01/30 .................. 87 75,419
6.38% , 10/06/30 .................. 861 904,251
2.85% , 04/27/31 .................. 730 630,005
Samarco Mineracao SA
(l)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
.................... 3 2,958
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(d)
.................... 134 129,553
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
.. 9 8,567
2,207,685
Multi-Utilities — 0.1%
Dominion Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................ 204 215,421
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63% ,
05/15/55 ..................... 250 254,166
NiSource, Inc., 5.40%, 06/30/33 ......... 129 129,127

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
San Diego Gas & Electric Co.
Series RRR , 3.75% , 06/01/47 ......... USD 55 $ 41,209
3.32% , 04/15/50 .................. 94 63,486
3.70% , 03/15/52 .................. 115 82,975
786,384
Oil, Gas & Consumable Fuels — 4.5%
Antero Resources Corp.
(b)
7.63% , 02/01/29 .................. 409 418,677
5.38% , 03/01/30 .................. 446 430,941
Apache Corp., 4.25%, 01/15/44 ......... 126 91,155
Cameron LNG LLC
(b)
3.30% , 01/15/35 .................. 119 98,200
3.40% , 01/15/38 .................. 1,079 895,438
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 294 295,577
2.74% , 12/31/39 .................. 1,202 957,702
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 73 70,677
4.00% , 03/01/31 .................. 1,826 1,688,515
3.25% , 01/31/32 .................. 176 152,612
5.75% , 08/15/34
(b)
................. 626 630,156
Cheniere Energy, Inc., 5.65%, 04/15/34 .... 1,214 1,220,973
Chevron USA, Inc., 2.34%, 08/12/50 ...... 532 299,022
ConocoPhillips Co.
3.80% , 03/15/52 .................. 219 159,872
4.03% , 03/15/62 .................. 251 181,366
Devon Energy Corp.
5.25% , 10/15/27 .................. 43 43,042
5.88% , 06/15/28 .................. 342 343,433
Diamondback Energy, Inc.
3.25% , 12/01/26 .................. 3,777 3,678,101
3.50% , 12/01/29 .................. 2,902 2,699,033
3.13% , 03/24/31 .................. 2,018 1,783,779
4.25% , 03/15/52 .................. 1,233 929,811
5.75% , 04/18/54 .................. 218 204,578
5.90% , 04/18/64 .................. 1,089 1,022,280
Eastern Energy Gas Holdings LLC, 5.65%,
10/15/54 ...................... 80 75,452
Energy Transfer LP
7.38% , 02/01/31
(b)
................. 899 940,108
6.00% , 06/15/48 .................. 155 149,716
5.95% , 05/15/54 .................. 846 817,868
6.05% , 09/01/54 .................. 390 381,694
EQM Midstream Partners LP, 4.50%, 01/15/29
(b)
446 424,566
EQT Corp.
3.13% , 05/15/26
(b)
................. 1,003 976,033
3.90% , 10/01/27 .................. 295 286,855
5.70% , 04/01/28 .................. 403 408,657
5.00% , 01/15/29 .................. 1,538 1,515,922
7.00% , 02/01/30
(c)
................. 445 472,627
3.63% , 05/15/31
(b)
................. 1,896 1,689,461
5.75% , 02/01/34 .................. 387 384,685
Expand Energy Corp., 5.70%, 01/15/35 .... 170 166,852
Exxon Mobil Corp.
3.00% , 08/16/39 .................. 105 79,411
4.33% , 03/19/50 .................. 52 42,764
3.45% , 04/15/51 .................. 316 221,512
Hess Corp., 7.30%, 08/15/31 ........... 191 212,120
Kinder Morgan Energy Partners LP, 5.50%,
03/01/44 ...................... 45 41,706
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(b)
..................... 49 40,571
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28
(d)
200 198,974
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
29 30,495
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
NAK Naftogaz Ukraine, 7.63%, (7.63% Cash or
7.63% PIK), 11/08/28
(b) (l)
............ USD 264 $ 195,263
NGPL PipeCo LLC, 3.25%, 07/15/31
(b)
..... 938 809,019
Oleoducto Central SA, 4.00%, 07/14/27
(b)
... 36 34,031
Ovintiv, Inc., 7.10%, 07/15/53 .......... 211 224,574
Petroleos Mexicanos, 7.50%, 03/31/26
(b)
.... 906 904,868
Pioneer Natural Resources Co., 2.15%,
01/15/31 ...................... 101 85,727
Sabine Pass Liquefaction LLC
5.63% , 03/01/25 .................. 66 66,025
5.88% , 06/30/26 .................. 1,308 1,320,432
5.00% , 03/15/27 .................. 419 419,870
4.50% , 05/15/30 .................. 843 816,593
5.90% , 09/15/37 .................. 680 690,614
SCC Power plc, 4.00%, (4.00% Cash or 4.00%
PIK), 05/17/32
(b) (l)
................ 48 9,379
South Bow USA Infrastructure Holdings LLC,
4.91%, 09/01/27
(b)
................ 48 47,840
Targa Resources Corp.
4.20% , 02/01/33 .................. 536 486,696
5.50% , 02/15/35 .................. 115 113,140
Targa Resources Partners LP
5.00% , 01/15/28 .................. 336 332,355
4.88% , 02/01/31 .................. 959 925,954
4.00% , 01/15/32 .................. 455 413,936
Viper Energy, Inc.
(b)
5.38% , 11/01/27 .................. 2,306 2,273,890
7.38% , 11/01/31 .................. 1,095 1,146,400
Vista Energy Argentina SAU, 7.63%, 12/10/35
(b)
64 63,584
39,233,179
Passenger Airlines — 0.2%
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26
(b)
.......... —
(e)
403
AS Mileage Plan IP Ltd., 5.31%, 10/20/31
(b)
.. 782 763,506
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
.... 38 37,389
Gol Finance SA, (1-mo. CME Term SOFR +
10.50%), 15.03%, 01/29/25
(a) (b)
........ 41 42,833
Latam Airlines Group SA, 7.88%, 04/15/30
(b)
. 30 30,244
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
197 198,325
United Airlines Pass-Through Trust, Series
2024-1, Class A, 5.88%, 02/15/37 ...... 524 533,188
1,605,888
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 2.55%, 11/13/50 .. 307 177,692
Pfizer Investment Enterprises Pte. Ltd., 4.75%,
05/19/33 ...................... 306 297,334
Pfizer, Inc., 2.70%, 05/28/50 ........... 421 259,016
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ...................... 546 470,458
1,204,500
Real Estate Management & Development — 0.0%
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/22
(d) (h) (i)
................... 200 4,500
Retail REITs — 0.0%
NNN REIT, Inc.
3.50% , 04/15/51 .................. 245 165,600
3.00% , 04/15/52 .................. 378 229,429
395,029
Semiconductors & Semiconductor Equipment — 0.4%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $560,000), 6.50%, 03/20/45
(f) (m)
..... 560 564,200
Broadcom, Inc.
4.30% , 11/15/32 .................. 405 381,973

Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
4.80% , 10/15/34 .................. USD 314 $ 303,006
3.14% , 11/15/35
(b)
................. 1,129 922,022
4.93% , 05/15/37
(b)
................. 268 254,908
Intel Corp.
3.05% , 08/12/51 .................. 184 104,950
5.05% , 08/05/62 .................. 377 294,169
KLA Corp., 3.30%, 03/01/50 ........... 525 362,608
Lam Research Corp., 3.13%, 06/15/60 ..... 77 47,145
NXP BV, 2.50%, 05/11/31 ............. 193 164,332
Texas Instruments, Inc.
2.70% , 09/15/51 .................. 295 179,099
4.10% , 08/16/52 .................. 52 40,959
3,619,371
Software — 0.5%
AppLovin Corp.
5.38% , 12/01/31 .................. 1,162 1,162,302
5.95% , 12/01/54 .................. 718 707,193
Oracle Corp.
4.00% , 07/15/46 .................. 232 178,541
4.00% , 11/15/47 .................. 211 160,816
3.60% , 04/01/50 .................. 617 432,276
3.95% , 03/25/51 .................. 639 473,311
4.38% , 05/15/55 .................. 849 664,131
3.85% , 04/01/60 .................. 232 159,155
4.10% , 03/25/61 .................. 197 141,427
5.50% , 09/27/64 .................. 92 84,171
4,163,323
Specialized REITs — 0.5%
American Tower Corp.
1.88% , 10/15/30 .................. 352 294,967
2.70% , 04/15/31 .................. 186 160,575
5.90% , 11/15/33 .................. 60 61,810
5.45% , 02/15/34 .................. 1,150 1,151,965
Crown Castle, Inc.
2.25% , 01/15/31 .................. 1,267 1,064,720
2.10% , 04/01/31 .................. 167 138,220
2.50% , 07/15/31 .................. 52 43,793
Equinix, Inc.
2.00% , 05/15/28 .................. 52 47,317
2.50% , 05/15/31 .................. 949 811,148
3.90% , 04/15/32 .................. 685 630,926
Extra Space Storage LP
5.50% , 07/01/30 .................. 177 180,080
2.40% , 10/15/31 .................. 53 44,038
4,629,559
Specialty Retail — 0.2%
Home Depot, Inc. (The)
3.35% , 04/15/50 .................. 41 28,583
2.38% , 03/15/51 .................. 367 207,651
3.50% , 09/15/56 .................. 296 205,196
5.40% , 06/25/64 .................. 177 169,661
Lowe's Cos., Inc.
5.13% , 04/15/50 .................. 108 96,654
3.00% , 10/15/50 .................. 331 205,784
3.50% , 04/01/51 .................. 308 210,043
5.75% , 07/01/53 .................. 230 225,192
1,348,764
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
4.85% , 02/01/35 .................. 185 175,681
3.45% , 12/15/51 .................. 85 57,693
Hewlett Packard Enterprise Co.
5.25% , 07/01/28 .................. 125 126,237
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
6.35% , 10/15/45
(c)
................. USD 132 $ 136,992
496,603
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.38%, 03/27/50 ........... 210 147,895
Tobacco — 0.6%
Altria Group, Inc.
3.40% , 02/04/41 .................. 973 702,540
4.50% , 05/02/43 .................. 365 297,877
3.88% , 09/16/46 .................. 348 252,225
6.20% , 02/14/59 .................. 280 273,662
BAT Capital Corp.
7.08% , 08/02/43 .................. 92 99,396
5.28% , 04/02/50 .................. 729 638,513
5.65% , 03/16/52 .................. 184 168,436
7.08% , 08/02/53 .................. 1,969 2,160,170
Reynolds American, Inc., 5.85%, 08/15/45 ... 1,068 1,016,904
5,609,723
Wireless Telecommunication Services — 0.4%
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30
(b)
..................... 200 165,800
Kenbourne Invest SA, 6.88%, 11/26/24
(b) (h) (i)
.. 43 17,200
Rogers Communications, Inc., 5.30%, 02/15/34 1,092 1,064,331
SoftBank Group Corp., 7.00%, 07/08/31
(d)
... 250 255,348
Sprint LLC, 7.63%, 03/01/26 ........... 114 116,523
T-Mobile USA, Inc.
3.88% , 04/15/30 .................. 651 612,583
4.70% , 01/15/35 .................. 1,163 1,099,976
VF Ukraine PAT, 6.20%, 02/11/25
(b)
....... 22 20,570
3,352,331
Total Corporate Bonds — 22 .5%
(Cost: $ 198,333,117 ) .............................. 195,397,674
Fixed Rate Loan Interests
Metals & Mining — 0.0%
Vedanta Holdings Mauritius II Ltd., 1st Lien
Term Loan , 18.00%
,
04/17/26
(f)
........ 151 156,998
Total Fixed Rate Loan Interests — 0.0%
(Cost: $ 150,960 ) ................................. 156,998
Floating Rate Loan Interests
Capital Markets — 0.0%
Usavflow II Ltd., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR + 6.50%),
11.84%
,
08/16/29
(a) (f)
............... 93 93,586
Financial Services — 0.0%
Al Mansart (Luxembourg) Bidco SCS, 1st Lien
Term Loan A , (6-mo. CME Term SOFR at
0.00% Floor + 6.75%), 11.00%
,
09/01/28
(a) (f)
51 51,482
Media — 0.0%
Gray Television, Inc., 1st Lien Term Loan D ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.67%
,
12/01/28
(a)
........... —
(e)
171
Total Floating Rate Loan Interests — 0.0%
(Cost: $ 143,167 ) ................................. 145,239

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Argentina — 0.0%
YPF SA
6.95% , 07/21/27
(d)
................. USD 20 $ 19,531
9.50% , 01/17/31
(b)
................. 93 98,758
118,289
Colombia — 0.0%
Ecopetrol SA
7.75% , 02/01/32 .................. 67 65,090
8.88% , 01/13/33 .................. 9 9,137
8.38% , 01/19/36 .................. 10 9,635
83,862
Mexico — 0.1%
Petroleos Mexicanos
6.50% , 03/13/27 .................. 376 362,313
10.00% , 02/07/33 ................. 10 10,400
372,713
Morocco — 0.0%
OCP SA , 6.75%
,
05/02/34
(b)
............. 200 203,700
Supranational — 0.8%
European Union
(d)
2.50% , 10/04/52 .................. EUR 505 443,117
Series NGEU , 3.00% , 03/04/53 ........ 6,377 6,168,517
6,611,634
Venezuela — 0.0%
Petroleos de Venezuela SA , 9.75%
,
05/17/35
(d) (h
USD 144 16,128
Total Foreign Agency Obligations — 0 .9%
(Cost: $ 7,449,579 ) ............................... 7,406,326
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The)
1.00% , 07/09/29 .................. 14 11,671
4.12% , 07/09/35
(c)
................. 27 18,180
5.00% , 01/09/38
(c)
................. 17 11,735
3.50% , 07/09/41
(c)
................. 27 16,861
58,447
Belgium — 0.2%
Kingdom of Belgium , 3.30%
,
06/22/54
(b) (d)
... EUR 1,805 1,785,731
Brazil — 0.4%
Federative Republic of Brazil
10.00% , 01/01/29 ................. BRL 6 843,397
6.13% , 03/15/34 .................. USD 1,540 1,435,280
10.00% , 01/01/35 ................. BRL 10 1,174,323
3,453,000
Colombia — 0.1%
Republic of Colombia
5.75% , 11/03/27 .................. COP 608,500 123,904
6.00% , 04/28/28 .................. 874,400 174,208
7.75% , 09/18/30 .................. 1,167,000 229,355
7.00% , 03/26/31 .................. 363,900 67,046
8.00% , 04/20/33 .................. USD 200 204,004
8.00% , 11/14/35 .................. 200 201,200
999,717
Czech Republic — 0.0%
Czech Republic
2.75% , 07/23/29 .................. CZK 4,910 192,428
5.00% , 09/30/30 .................. 2,070 89,771
Security
Par (000)
Par (000) Value
Czech Republic (continued)
4.20% , 12/04/36
(d)
................. CZK 2,700 $ 110,116
392,315
Dominican Republic — 0.0%
Dominican Republic Government Bond , 4.88%
,
09/23/32
(b)
...................... USD 100 89,100
Ecuador — 0.0%
Republic of Ecuador
(c)(d)
5.50% , 07/31/35 .................. 46 26,050
5.00% , 07/31/40 .................. 64 32,655
58,705
Egypt — 0.0%
Arab Republic of Egypt
4.75% , 04/16/26
(d)
................. EUR 100 101,513
24.46% , 10/01/27 ................. EGP 1,093 21,536
123,049
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe ,
2.50%
,
08/15/54
(d)
................. EUR 1,506 1,528,009
Ghana — 0.0%
Republic of Ghana , 5.00%
,
07/03/35
(b) (c)
..... USD 47 33,083
Hungary — 0.0%
Hungary Government Bond
(d)
4.00% , 07/25/29 .................. EUR 250 263,010
5.38% , 09/12/33 .................. 14 15,676
278,686
Indonesia — 0.1%
Republic of Indonesia
2.85% , 02/14/30 .................. USD 390 348,562
3.05% , 03/12/51 .................. 641 415,048
763,610
Israel — 0.1%
State of Israel Government Bond , 5.75%
,
03/12/54 ....................... 435 398,297
Ivory Coast — 0.0%
Republic of Cote d'Ivoire , 5.25%
,
03/22/30
(d)
.. EUR 100 97,855
Japan — 0.3%
Japan Government Bond , 1.80%
,
03/20/54 .. JPY 372,700 2,147,611
Lebanon — 0.0%
Lebanese Republic , 6.65%
,
11/03/28
(d) (h) (i)
... USD 18 2,322
Mexico — 1.0%
Mex Bonos Desarr Fix Rt , 8.00%
,
11/07/47 .. MXN 14 50,435
United Mexican States
8.50% , 03/01/29 .................. 180 820,314
8.50% , 05/31/29 .................. 384 1,744,428
2.66% , 05/24/31 .................. USD 1,158 939,138
3.50% , 02/12/34 .................. 784 624,015
7.75% , 11/23/34 .................. MXN 381 1,528,399
6.35% , 02/09/35 .................. USD 1,720 1,681,300
4.50% , 01/31/50 .................. 1,251 879,453
8,267,482
Panama — 0.1%
Republic of Panama
3.88% , 03/17/28 .................. 347 319,934
6.40% , 02/14/35 .................. 200 181,438
4.50% , 04/01/56 .................. 718 424,561
925,933

Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru — 0.1%
Republic of Peru
1.86% , 12/01/32 .................. USD 29 $ 21,995
3.55% , 03/10/51 .................. 636 426,120
448,115
Philippines — 0.1%
Republic of Philippines
3.00% , 02/01/28 .................. 516 484,395
3.20% , 07/06/46 .................. 629 435,582
919,977
Poland — 0.1%
Republic of Poland
5.75% , 04/25/29 .................. PLN 1,640 398,996
4.75% , 07/25/29 .................. 818 191,785
2.75% , 10/25/29 .................. 851 182,387
2.00% , 08/25/36 .................. 447 95,202
868,370
Romania — 0.0%
Romania Government Bond , 5.25%
,
11/25/27
(b)
USD 200 195,435
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia , 5.00%
,
01/18/53
(b)
. 200 169,178
South Africa — 0.1%
Republic of South Africa
8.00% , 01/31/30 .................. ZAR 6,816 345,856
7.00% , 02/28/31 .................. 3,831 180,281
8.75% , 01/31/44 .................. 1,385 59,516
8.75% , 02/28/48 .................. 4,077 173,631
759,284
Turkey — 0.1%
Republic of Turkiye (The)
37.00% , 02/18/26 ................. TRY 2,537 70,648
31.08% , 11/08/28 ................. 982 27,448
30.00% , 09/12/29 ................. 3,200 88,512
26.20% , 10/05/33 ................. 7,041 193,510
27.00% , 09/27/34 ................. 3,035 87,005
467,123
Ukraine — 0.0%
Ukraine Government Bond
1.75% , 02/01/29
(b) (c)
................ USD 55 37,929
0.00% , 02/01/30
(b) (c)
................ 3 1,422
0.00% , 02/01/34
(b) (c)
................ 10 4,048
1.75% , 02/01/34
(b) (c)
................ 24 13,478
1.75% , 02/01/34
(c) (d)
................ 51 28,710
0.00% , 02/01/35
(b) (c)
................ 8 4,892
1.75% , 02/01/35
(b) (c)
................ 14 7,932
0.00% , 02/01/36
(b) (c)
................ 7 4,043
1.75% , 02/01/36
(b) (c)
................ 10 5,192
1.75% , 02/01/36
(c) (d)
................ 53 28,620
0.00% , 08/01/41
(a) (d) (h) (i)
.............. 154 118,195
254,461
United Kingdom — 0.3%
U.K. Treasury Bonds , 4.38%
,
07/31/54
(d)
.... GBP 2,661 2,948,081
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 .................. USD 179 177,194
5.10% , 06/18/50 .................. 534 490,248
5.25% , 09/10/60 .................. 9 8,190
675,632
Security
Par (000)
Par (000) Value
Venezuela — 0.0%
Bolivarian Republic of Venezuela , 11.95%
,
08/05/31
(d) (h) (i)
.................... USD 214 $ 33,277
Zambia — 0.0%
Republic of Zambia , 0.50%
,
12/31/53
(d)
..... 60 34,331
Total Foreign Government Obligations — 3 .4%
(Cost: $ 33,356,175 ) ............................... 29,176,216
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares - BATS
Series A
(n)
....................... 14,408,518 136,448,663
Total Investment Companies — 15 .7%
(Cost: $ 144,284,000 ) .............................. 136,448,663
Par (000)
Par (000)
Municipal Bonds
California — 0 .2%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 .................. 400 459,160
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 .......... 110 119,323
State of California
Series 2018 , GO , 4.60% , 04/01/38 ...... 1,215 1,137,476
Series 2009 , GO , 7.55% , 04/01/39 ...... 65 76,714
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 ................. 75 63,458
1,856,131
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 ......... 52 55,637
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 .................. 955 941,191
Louisiana — 0 .1%
Louisiana Local Government Environmental
Facilities & Community Development
Authority , Series 2022A , RB ,
4.15% , 02/01/33 .................. 620 602,115
New Jersey — 0 .1%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ............... 317 365,704
New York — 0.0%
Metropolitan Transportation Authority , Series
2010A , RB , 6.67% , 11/15/39 .......... 195 207,024
New York City Municipal Water Finance
Authority
Series 2010EE , RB , 6.01% , 06/15/42 .... 105 107,232
Series 2011CC , RB , 5.88% , 06/15/44 .... 155 155,520
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 .......... 60 58,440
Port Authority of New York & New Jersey
Series 2010-165 , RB , 5.65% , 11/01/40 ... 120 123,591
Series 2014-181 , RB , 4.96% , 08/01/46 ... 195 183,753
835,560
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ............... 135 170,315

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas — 0 .2%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ..... USD 215 $ 214,933
Port of Beaumont Navigation District , Series
2024B , RB , 10.00% , 07/01/26
(b)
........ 450 459,519
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 .................. 345 345,467
1,019,919
Total Municipal Bonds — 0 .7%
(Cost: $ 6,523,135 ) ............................... 5,846,572
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.0%
A&D Mortgage Trust
(b)
Series 2024-NQM5, Class A1, 5.70%,
11/25/69 ..................... 125 124,921
Series 2024-NQM5, Class M1, 6.52%,
11/25/69
(a)
.................... 100 99,166
ACRA Trust, Series 2024-NQM1, Class A1,
5.61%, 10/25/64
(b) (c)
................ 204 203,496
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 4.80%, 06/25/35
(a)
..... 89 76,802
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 5.83%, 02/25/36
(a)
......... 12 10,764
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 47 21,671
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 8 3,438
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 6.56%, 11/25/46
(a)
46 36,778
Series 2006-OA16, Class A4C, (1-mo. CME
Term SOFR at 0.68% Floor + 0.79%),
5.13%, 10/25/46
(a)
............... 107 77,003
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.83%, 07/25/46
(a)
............... 6 5,433
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.91%, 11/25/36
(a)
............... 55 46,279
Series 2006-OC7, Class 2A3, (1-mo. CME
Term SOFR at 0.50% Floor + 0.61%),
4.95%, 07/25/46
(a)
............... 54 46,037
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ..................... 9 3,992
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.73%, 04/25/47
(a)
............... 12 10,464
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 5.77%, 10/25/46 .......... 40 26,354
Series 2006-4, Class 1A12, (1-mo. CME
Term SOFR at 0.32% Floor + 0.32%),
4.91%, 10/25/46 ................ 47 24,884
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.70% Floor + 0.70%), 5.53%,
02/25/47 ..................... 49 17,349
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Angel Oak Mortgage Trust
(b)(c)
Series 2023-7, Class A1, 4.80%, 11/25/67 . USD 246 $ 240,529
Series 2024-10, Class A1, 5.35%, 10/25/69 101 100,644
Series 2024-11, Class A1, 5.70%, 08/25/69 167 167,525
APS Resecuritization Trust, Series 2016-1,
Class 1MZ, 2.79%, 07/31/57
(a) (b)
........ 279 103,232
Banc of America Funding Corp., Series 2015-
R3, Class 1A2, 3.55%, 03/27/36
(a) (b)
..... 95 78,527
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%, 11/26/36 118 39,744
Series 2016-R2, Class 1A1, 4.70%, 05/01/33 38 38,223
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo. CME
Term SOFR at 0.28% Floor and 11.00%
Cap + 0.39%), 4.73%, 08/25/36 ...... 10 9,588
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor and 10.50%
Cap + 0.45%), 4.79%, 03/25/37 ...... 62 57,779
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 4.59%, 03/25/37 ...... 8 7,147
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 4.85%, 09/25/47 ...... 26 24,153
Series 2007-AR4, Class 2A1, (1-mo. CME
Term SOFR at 0.21% Floor and 10.50%
Cap + 0.32%), 4.66%, 06/25/37 ...... 9 8,187
BRAVO Residential Funding Trust, Series 2023-
NQM6, Class B1, 8.00%, 09/25/63
(a) (b)
.... 151 152,595
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b) (c)
................ 173 173,284
CFMT LLC, Series 2024-R1, Class A1, 4.00%,
10/25/54
(b)
...................... 139 134,724
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 652 262,749
CHL Mortgage Pass-Through Trust
Series 2006-17, Class A6, 6.00%, 12/25/36 12 5,275
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 5.79%, 04/25/46
(a)
......... 128 37,811
Series 2006-OA5, Class 3A1, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
4.85%, 04/25/46
(a)
............... 12 11,486
Series 2007-15, Class 2A2, 6.50%, 09/25/37 171 61,910
Series 2007-9, Class A1, 5.75%, 07/25/37 . 57 26,973
Series 2007-9, Class A11, 5.75%, 07/25/37 31 14,738
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 32 28,603
Series 2008-2, Class 1A1, 6.50%, 06/25/38 46 37,462
COLT Mortgage Loan Trust, Series 2024-6,
Class A1, 5.39%, 11/25/69
(b) (c)
......... 108 107,298
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 281 108,637
Cross Mortgage Trust
(b)
Series 2023-H2, Class A1A, 7.13%,
11/25/68
(c)
.................... 114 115,995
Series 2024-H7, Class A1, 5.59%, 11/25/69
(a)
268 267,553
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 5.80%, 11/25/35
(a)
.. 41 8,566
CSMC Trust
(a)(b)
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 ..................... 168 157,203

Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2022-NQM6, Class PT, 8.73%,
12/25/67 ..................... USD 261 $ 261,040
Deephaven Residential Mortgage Trust, Series
2024-1, Class A1, 5.74%, 07/25/69
(b) (c)
.... 111 111,539
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.79%,
08/25/47
(a)
...................... 84 73,094
Deutsche Alt-B Securities Mortgage Loan
Trust, Series 2006-AB3, Class A8, 6.36%,
07/25/36
(a)
...................... 6 5,284
Edenbrook Mortgage Funding plc, Series
2024-1, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.95%), 6.65%,
03/22/57
(a) (d)
..................... GBP 99 124,447
Ellington Financial Mortgage Trust, Series 2024-
NQM1, Class A1A, 5.71%, 11/25/69
(b) (c)
... USD 201 201,328
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
6.83%, 03/25/36
(a)
................. 12 10,455
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
4.80%, 01/25/35 ................ 27 23,509
Series 2005-RP2, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
4.80%, 03/25/35 ................ 30 28,049
Series 2006-RP1, Class 1AF1, (1-mo. CME
Term SOFR at 0.35% Floor and 9.15%
Cap + 0.46%), 4.80%, 01/25/36 ...... 25 19,999
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 1 1,900
HarborView Mortgage Loan Trust, Series
2007-4, Class 2A2, (1-mo. CME Term SOFR
at 0.00% Floor and 10.00% Cap + 0.61%),
4.73%, 07/19/47
(a)
................. 75 67,745
Homes Trust, Series 2024-NQM2, Class A1,
5.72%, 10/25/69
(b) (c)
................ 701 700,550
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b) (c)
.... 89 88,396
Impac Secured Assets Trust, Series 2006-3,
Class A1, (1-mo. CME Term SOFR at 0.34%
Floor + 0.45%), 4.79%, 11/25/36
(a)
...... 43 38,763
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR19, Class 3A1, 4.04%,
09/25/37 ..................... 62 40,012
Series 2007-FLX5, Class 2A2, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
4.93%, 08/25/37 ................ 69 61,799
J.P. Morgan Mortgage Trust
(a)(b)
Series 2024-VIS1, Class B2, 8.10%,
07/25/64 ..................... 150 147,835
Series 2024-VIS2, Class B1, 7.73%,
11/25/64 ..................... 133 133,958
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 5.45%, 08/25/37
(a) (b)
......... 14 4,808
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%), 4.87%,
04/25/37
(a)
...................... 78 63,933
MFA Trust, Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(b) (c)
..................... 237 237,622
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Miltonia Mortgage Finance SRL, Series 1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.30%), 4.37%, 04/28/62
(a) (d)
.......... EUR 100 $ 103,234
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, 5.30%, 04/16/36
(a) (b)
USD 147 143,056
New Residential Mortgage Loan Trust
(a)(b)
Series 2019-2A, Class A1, 4.25%, 12/25/57 28 26,685
Series 2024-NQM3, Class B1, 7.17%,
11/25/64 ..................... 170 168,144
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.84% Floor + 0.95%),
5.29%, 06/25/37
(a)
................. 9 7,425
NYMT Loan Trust, Series 2024-INV1, Class A1,
5.38%, 06/25/69
(a) (b)
................ 100 98,931
PRKCM Trust, Series 2023-AFC1, Class B1,
7.48%, 02/25/58
(a) (b)
................ 498 479,220
PRPM LLC, Series 2022-1, Class A1, 3.72%,
02/25/27
(b) (c)
..................... 658 656,575
PRPM Trust, Series 2024-NQM1, Class B1,
7.53%, 12/25/68
(a) (b)
................ 148 148,472
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 11/25/29
(a) (b)
......... 100 99,743
RALI Trust, Series 2007-QH9, Class A1, 6.35%,
11/25/37
(a)
...................... 19 16,075
RCKT Mortgage Trust, Series 2024-CES8,
Class A1A, 5.49%, 11/25/44
(b) (c)
........ 113 113,198
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (1-mo. CME Term SOFR
at 0.40% Floor and 9.50% Cap + 0.51%),
4.85%, 09/25/35
(a) (b)
................ 2 1,699
RFMSI Trust, Series 2006-SA4, Class 2A1,
5.69%, 11/25/36
(a)
................. 46 37,773
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 4.13%,
04/25/36
(a)
...................... 35 18,166
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.83%, 06/25/36 ...... 51 43,242
Series 2006-AR5, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor and 10.50%
Cap + 0.53%), 4.87%, 05/25/46 ...... 28 18,822
Toorak Mortgage Trust, Series 2024-2, Class
A1, 6.33%, 10/25/31
(b) (c)
............. 100 99,459
Verus Securitization Trust
(a)(b)
Series 2023-2, Class B1, 7.53%, 03/25/68 . 289 290,330
Series 2023-3, Class B1, 7.80%, 03/25/68 . 100 100,756
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 31 28,281
Series 2006-4, Class 3A1, 7.00%, 05/25/36
(c)
21 17,717
8,586,039
Commercial Mortgage-Backed Securities — 2.2%
2023-MIC Trust, Series 2023-MIC, Class A,
8.44%, 12/05/38
(a) (b)
................ 70 74,991
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a) (b)
.......... 200 180,284
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (1-mo. CME
Term SOFR at 1.79% Floor + 1.84%),
6.32%, 09/15/34 ................ 100 95,750

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-280P, Class E, (1-mo. CME
Term SOFR at 2.37% Floor + 2.42%),
6.90%, 09/15/34 ................ USD 137 $ 129,090
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.67%, 04/15/35
(a) (b)
..... 19 18,857
Atrium Hotel Portfolio Trust
(a)(b)
Series 2024-ATRM, Class A, 5.41%,
11/10/29 ..................... 350 348,309
Series 2024-ATRM, Class E, 9.21%,
11/10/29 ..................... 72 71,539
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 1,240 1,251,874
Series 2024-MAR, Class B, 7.07%, 12/10/41 223 227,753
Series 2024-MAR, Class C, 7.77%, 12/10/41 546 560,542
BAMLL Commercial Mortgage Securities
Trust, Series 2015-200P, Class F, 3.60%,
04/14/33
(a) (b)
..................... 200 195,571
BANK5
Series 2024-5YR10, Class A3, 5.30%,
10/15/57 ..................... 159 159,751
Series 2024-5YR11, Class A3, 5.89%,
11/15/57 ..................... 187 192,378
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.90%,
01/25/36 ..................... 20 18,623
Series 2005-4A, Class M1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.79%), 5.13%,
01/25/36 ..................... 14 13,501
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.65%), 4.99%,
04/25/36 ..................... 5 4,575
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.49%), 4.83%,
10/25/36 ..................... 6 6,224
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.90%,
10/25/36 ..................... 5 5,196
Series 2007-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.52%), 4.86%,
07/25/37 ..................... 14 12,741
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 5.13%,
09/25/37 ..................... 60 57,139
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. CME Term SOFR at 0.87%
Floor + 0.92%), 5.32%, 03/15/37
(a) (b)
..... 35 33,119
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 42 41,079
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.89%, 11/15/41 ................ 160 160,000
Series 2024-UNIV, Class E, (1-mo. CME
Term SOFR at 3.64% Floor + 3.64%),
8.04%, 11/15/41 ................ 104 103,773
BHMS, Series 2018-ATLS, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.55%),
5.94%, 07/15/35
(a) (b)
................ 140 139,826
BLP Commercial Mortgage Trust, Series 2024-
IND2, Class A, (1-mo. CME Term SOFR at
1.34% Floor + 1.34%), 5.74%, 03/15/41
(a) (b)
96 95,858
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BOCA Commercial Mortgage Trust, Series
2024-BOCA, Class A, (1-mo. CME Term
SOFR at 1.92% Floor + 1.92%), 6.32%,
08/15/41
(a) (b)
..................... USD 100 $ 100,437
BPR Commercial Mortgage Trust, Series 2024-
PARK, Class A, 5.22%, 11/05/39
(a) (b)
..... 100 99,397
BPR Mortgage Trust, Series 2023-STON, Class
A, 7.50%, 12/05/39
(b)
............... 101 104,272
BPR Trust, Series 2024-PMDW, Class A,
5.36%, 11/05/41
(a) (b)
................ 30 29,903
BWAY Mortgage Trust, Series 2013-1515, Class
C, 3.45%, 03/10/33
(b)
............... 105 94,817
BX Commercial Mortgage Trust
(a)(b)
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.16%,
12/09/40 ..................... 92 92,086
Series 2023-XL3, Class D, (1-mo. CME Term
SOFR at 3.59% Floor + 3.59%), 7.99%,
12/09/40 ..................... 126 126,082
Series 2024-AIRC, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.09%, 08/15/39 ................ 118 118,812
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.80%, 12/15/39 ................ 230 230,071
Series 2024-PURE, Class A, (CAONREPO
at 1.90% Floor + 1.90%), 5.19%, 11/15/41 CAD 60 41,758
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 USD 60 52,580
Series 2017-CC, Class E, 3.55%, 08/13/37 110 90,781
Series 2017-GM, Class D, 3.42%, 06/13/39 200 185,747
Series 2017-GM, Class E, 3.42%, 06/13/39 50 45,755
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 6.37%,
07/15/41
(a) (b)
..................... 311 312,166
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (1-mo. CME Term
SOFR at 1.75% Floor + 2.05%), 6.45%,
12/15/37
(a) (b)
..................... 100 100,000
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 5.50%,
05/22/34
(a) (b)
..................... EUR 364 380,554
CD Mortgage Trust, Series 2017-CD3, Class
A4, 3.63%, 02/10/50 ............... USD 30 28,341
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ..... 10 9,895
CFK Trust, Series 2019-FAX, Class D, 4.64%,
01/15/39
(a) (b)
..................... 126 113,687
Commercial Mortgage Trust
(a)(b)
Series 2016-667M, Class D, 3.18%,
10/10/36 ..................... 100 64,016
Series 2024-CBM, Class A2, 5.87%,
12/10/41 ..................... 160 161,800
CSMC Trust
(b)
Series 2017-PFHP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.00%),
5.39%, 12/15/30
(a)
............... 60 59,048
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 87,495
CSTL Commercial Mortgage Trust, Series 2024-
GATE, Class A, 4.76%, 11/10/41
(a) (b)
..... 370 359,555
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
..................... 848 847,897
Fontainebleau Miami Beach Mortgage Trust
(a)(b)
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%),
5.94%, 12/15/39 ................ 550 550,859

Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-FBLU, Class G, (1-mo. CME
Term SOFR at 5.65% Floor + 5.65%),
10.14%, 12/15/39 ............... USD 155 $ 156,610
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
6.21%, 08/15/39
(a) (b)
................ 573 574,432
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
...... 100 99,955
GS Mortgage Securities Corp. Trust
(b)
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ..................... 85 72,099
Series 2023-SHIP, Class E, 7.43%,
09/10/38
(a)
.................... 64 64,457
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class C, (1-mo. CME Term SOFR at
2.44% Floor + 2.44%), 6.84%, 05/15/37
(a) (b)
406 406,000
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 70 54,776
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.14%, 11/15/41
(a) (b)
.......... 220 219,931
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2024-IGLG, Class A, 5.17%, 11/09/39 360 358,945
Series 2024-IGLG, Class D, 6.48%, 11/09/39 100 99,275
Series 2024-IGLG, Class E, 7.25%, 11/09/39 305 302,724
Series 2024-IGLG, Class F, 8.22%, 11/09/39 261 259,914
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 6.11%, 12/15/39
(a) (b)
650 648,984
MCR Mortgage Trust, Series 2024-HF1, Class
A, (1-mo. CME Term SOFR at 1.79% Floor +
1.79%), 6.19%, 12/15/41
(a) (b)
.......... 138 138,690
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.39%, 08/15/29
(a) (b)
................ 100 100,741
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 3.95%, 05/10/39
(a) (b)
.......... 190 140,006
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.99%, 12/15/39
(a) (b)
................ 630 630,000
PFP Ltd., Series 2022-9, Class A, (1-mo. CME
Term SOFR at 2.27% Floor + 2.27%), 6.67%,
08/19/35
(a) (b)
..................... 125 124,820
ROCK Trust
(b)
Series 2024-CNTR, Class A, 5.39%,
11/13/41 ..................... 113 112,685
Series 2024-CNTR, Class E, 8.82%,
11/13/41 ..................... 213 220,228
SELF Commercial Mortgage Trust
(a)(b)
Series 2024-STRG, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.94%, 11/15/34 ................ 150 150,186
Series 2024-STRG, Class E, (1-mo. CME
Term SOFR at 4.19% Floor + 4.19%),
8.59%, 11/15/34 ................ 151 150,927
Series 2024-STRG, Class F, (1-mo. CME
Term SOFR at 5.19% Floor + 5.19%),
9.58%, 11/15/34 ................ 125 124,934
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.74%, 12/15/39
(a) (b)
439 438,726
TTAN MHC
(a)(b)
Series 2021-MHC, Class E, (1-mo. CME
Term SOFR at 2.40% Floor + 2.51%),
6.91%, 03/15/38 ................ 442 442,062
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-MHC, Class F, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
7.41%, 03/15/38 ................ USD 229 $ 229,032
UK Logistics DAC
(a)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
6.38%, 05/17/34
(d)
............... GBP 100 125,663
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.10%),
7.82%, 02/17/35
(d)
............... 100 124,509
VEGAS
(a)(b)
Series 2024-GCS, Class C, 6.22%, 07/10/36 USD 640 613,701
Series 2024-GCS, Class D, 6.22%, 07/10/36 1,450 1,322,113
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
...................... 190 190,482
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2017-2, Class M3, 4.24%, 11/25/47 . 52 46,703
Series 2017-2, Class M4, 5.00%, 11/25/47 . 26 22,954
Series 2024-1, Class A, 6.55%, 01/25/54 .. 171 171,203
Series 2024-5, Class A, 5.49%, 10/25/54 .. 99 97,844
Series 2024-5, Class M3, 6.76%, 10/25/54 . 100 97,667
Series 2024-6, Class M2, 6.55%, 12/25/54 . 100 99,146
Series 2024-6, Class M3, 6.92%, 12/25/54 . 184 182,518
Series 2024-6, Class M4, 9.67%, 12/25/54 . 100 99,327
Wells Fargo Commercial Mortgage Trust, Series
2024-5C2, Class A3, 5.92%, 11/15/57
(a)
... 450 463,622
18,664,745
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.56%,
12/15/35
(b)
...................... 15,000 37,887
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class
XB, 0.58%, 02/15/50 ............... 1,000 11,028
BBCMS Trust, Series 2015-SRCH, Class XA,
0.86%, 08/10/35
(b)
................. 898 15,298
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.62%, 01/15/52 4,452 85,954
Series 2019-B9, Class XA, 1.01%, 03/15/52 974 33,034
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.69%, 05/10/58 .... 170 1,280
Commercial Mortgage Trust
Series 2015-3BP, Class XA, 0.06%,
02/10/35
(b)
.................... 1,916 19
Series 2015-CR25, Class XA, 0.78%,
08/10/48 ..................... 164 304
CSAIL Commercial Mortgage Trust, Series
2017-CX10, Class XB, 0.23%, 11/15/50 ... 1,430 10,302
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
................. 900 9,094
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.40%, 09/15/47 79 1
Series 2014-C23, Class XA, 0.37%, 09/15/47 156 1
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 20,396
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.20%, 12/15/47 130 1,607
Series 2015-C26, Class XD, 1.30%,
10/15/48 ..................... 120 970
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.59%,
03/15/49
(b)
.................... 1,000 15,135

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2017-H1, Class XD, 2.14%,
06/15/50
(b)
.................... USD 110 $ 4,960
Series 2019-L2, Class XA, 1.00%, 03/15/52 360 12,324
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 ..................... 1,562 4,864
Series 2017-1MKT, Class XNCP, 0.09%,
02/10/32 ..................... 312 815
Wells Fargo Commercial Mortgage Trust, Series
2016-BNK1, Class XD, 1.24%, 08/15/49
(b)
. 1,000 16,329
281,602
Total Non-Agency Mortgage-Backed Securities — 3 .2%
(Cost: $ 28,452,548 ) ............................... 27,532,386
Beneficial Interest
(000)
Other Interests
(o)
Capital Markets — 0.0%
(f)(h)(i)
Lehman Brothers Holdings, Inc. .......... 1,025 —
Lehman Brothers Holdings, Inc., Capital Trust
VII ............................ 185 —
Total Other Interests — 0.0%
(Cost: $ 12 ) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
Aerospace & Defense — 0.0%
Boeing Co. (The) , 6.00% , 10/15/27
(p)
....... 2 103,513
Total Preferred Securities — 0.0%
(Cost: $ 85,000 ) ................................. 103,513
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-1 , Class BX ,
3.16% , 05/25/57
(a)
................. 19 7,334
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association Variable
Rate Notes , Series 2024-P015 , Class A1 ,
4.31% , 11/25/32
(a)
................. 90 84,591
Interest Only Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp. , Series
5081 , Class AI , 3.50% , 03/25/51 ....... 276 51,413
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 . 1,211 203,171
Series 2021-78 , Class IP , 3.00% , 05/20/51 . 1,502 256,457
Series 2021-83 , Class PI , 3.00% , 05/20/51 1,281 212,022
Series 2021-97 , Class LI , 3.00% , 08/20/50 . 1,480 246,956
Series 2022-78 , Class D , 3.00% , 08/20/51 . 1,003 167,748
Series 2022-85 , Class IK , 3.00% , 05/20/51 953 159,153
1,296,920
Mortgage-Backed Securities — 35.2%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ........... 160 152,414
3.00% , 09/01/27 - 12/01/46 ........... 667 595,539
3.50% , 02/01/31 - 01/01/48 ........... 1,260 1,167,731
4.00% , 08/01/40 - 12/01/45 ........... 106 100,222
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50% , 02/01/39 - 04/01/49 ........... USD 1,908 $ 1,833,137
5.00% , 10/01/41 - 11/01/48 ........... 79 78,984
5.50% , 02/01/35 - 06/01/41 ........... 71 71,480
Federal National Mortgage Association
4.00% , 01/01/41 .................. 6 5,780
6.00% , 07/01/39 .................. 58 59,218
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ........... 4,252 3,407,097
2.00% , 01/15/55
(q)
................. 5,938 4,748,081
2.50% , 04/20/51 - 01/20/53 ........... 6,555 5,477,581
2.50% , 01/15/55
(q)
................. 3,718 3,104,530
3.00% , 02/15/45 - 01/20/52 ........... 4,427 3,847,115
3.00% , 01/15/55
(q)
................. 3,039 2,634,908
3.50% , 01/15/42 - 11/20/46 ........... 2,960 2,686,457
3.50% , 01/15/55
(q)
................. 2,759 2,465,972
4.00% , 04/20/39 - 12/20/52 ........... 2,313 2,143,822
4.00% , 01/15/55
(q)
................. 1,587 1,461,598
4.50% , 12/20/39 - 07/20/49 ........... 583 559,780
4.50% , 01/15/55
(q)
................. 3,507 3,314,663
5.00% , 12/15/38 - 07/20/44 ........... 50 49,759
5.00% , 01/15/55
(q)
................. 4,702 4,561,124
5.50% , 01/15/55
(q)
................. 4,814 4,774,202
6.00% , 01/15/55
(q)
................. 3,455 3,477,673
6.50% , 01/15/55
(q)
................. 2,149 2,185,799
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 04/01/52 ........... 11,716 9,370,561
1.50% , 01/25/40
(q)
................. 179 153,418
2.00% , 10/01/31 - 03/01/52 ........... 42,996 34,572,523
2.00% , 01/25/40
(q)
................. 984 868,741
2.00% , 05/01/51
(r)
................. 10,661 8,356,959
2.50% , 09/01/27 - 04/01/52 ........... 35,050 29,234,983
2.50% , 01/25/40
(q)
................. 1,097 995,956
3.00% , 04/01/28 - 08/01/52 ........... 15,170 13,256,526
3.00% , 01/25/40 - 01/25/55
(q)
.......... 4,914 4,198,285
3.50% , 03/01/29 - 01/01/51 ........... 10,245 9,209,066
3.50% , 01/25/40 - 01/25/55
(q)
.......... 9,159 8,104,619
4.00% , 08/01/31 - 06/01/52 ........... 8,503 7,904,101
4.00% , 01/25/40 - 01/25/55
(q)
.......... 2,602 2,395,145
4.50% , 02/01/25 - 08/01/52 ........... 6,079 5,821,033
4.50% , 01/25/40
(q)
................. 1,099 1,074,874
5.00% , 02/01/35 - 11/01/53 ........... 7,609 7,384,877
5.00% , 01/25/55
(q)
................. 2,670 2,576,762
5.50% , 02/01/35 - 12/01/54 ........... 12,203 12,090,212
5.50% , 01/25/55
(q)
................. 31,565 31,146,717
6.00% , 04/01/35 - 12/01/54 ........... 9,259 9,357,264
6.00% , 01/25/55
(q)
................. 41,937 42,129,801
6.50% , 05/01/40 - 09/01/54 ........... 9,703 9,947,333
6.50% , 01/25/55
(q)
................. 41 41,846
7.50% , 12/01/53 - 01/01/54 ........... 104 110,631
305,266,899
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2017-3 ,
Class B , 0.00% , 07/25/56
(b) (j)
.......... 111 14,946
Total U.S. Government Sponsored Agency Securities — 35 .4%
(Cost: $ 325,610,593 ) .............................. 306,670,690
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 08/15/54 ........... 1,013 945,512
4.50% , 08/15/39 - 11/15/54 ........... 3,231 3,097,470
4.38% , 11/15/39 - 05/15/41 ........... 2,862 2,733,289
4.63% , 02/15/40 .................. 372 366,216
1.13% , 05/15/40 - 08/15/40 ........... 3,340 2,000,154

Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.88% , 08/15/40 - 02/15/43 ........... USD 3,673 $ 3,247,224
1.38% , 11/15/40 - 08/15/50 ........... 3,270 1,813,815
1.88% , 02/15/41 - 11/15/51 ........... 4,302 2,526,034
4.75% , 02/15/41 - 11/15/53 ........... 4,417 4,373,413
2.38% , 02/15/42 - 05/15/51 ........... 4,077 2,668,304
3.00% , 05/15/42 - 08/15/52 ........... 11,359 8,322,268
3.13% , 02/15/43 - 05/15/48 ........... 3,733 2,861,366
2.88% , 05/15/43 - 05/15/49 ........... 5,489 4,061,604
3.63% , 08/15/43 - 05/15/53 ........... 8,131 6,681,266
3.75% , 11/15/43 .................. 2,133 1,836,637
4.13% , 08/15/44 - 08/15/53 ........... 2,962 2,671,869
2.50% , 02/15/45 .................. 4,241 2,942,504
2.75% , 11/15/47 .................. 4,241 2,975,838
2.25% , 08/15/49 - 02/15/52 ........... 3,782 2,339,665
1.63% , 11/15/50 .................. 1,536 800,774
2.00% , 08/15/51 .................. 1,600 914,256
U.S. Treasury Notes
1.50% , 02/15/25 - 02/15/30 ........... 11,283 10,651,362
2.00% , 02/15/25 - 11/15/26 ........... 2,250 2,200,769
2.63% , 04/15/25 - 02/15/29 ........... 6,564 6,508,364
2.13% , 05/15/25 .................. 967 959,424
5.00% , 08/31/25 - 09/30/25 ........... 11,354 11,410,787
4.50% , 11/15/25 - 07/15/26 ........... 5,988 6,005,532
4.00% , 12/15/25 - 02/15/34 ........... 19,563 19,276,298
4.63% , 03/15/26 .................. 4,396 4,415,000
4.88% , 04/30/26 - 10/31/30 ........... 5,791 5,890,763
0.75% , 05/31/26 .................. 4,082 3,887,773
0.63% , 07/31/26 .................. 4,195 3,964,281
3.75% , 08/31/26 - 05/31/30 ........... 8,925 8,718,692
3.50% , 09/30/26 .................. 2,095 2,068,414
1.63% , 11/30/26 - 05/15/31 ........... 8,274 7,436,298
1.88% , 02/28/27 - 02/15/32 ........... 5,378 5,101,029
4.25% , 03/15/27 .................. 2,095 2,094,254
2.38% , 05/15/27 - 05/15/29 ........... 3,590 3,354,572
0.50% , 05/31/27 - 08/31/27 ........... 6,916 6,285,722
2.25% , 08/15/27 .................. 3,228 3,068,326
0.38% , 09/30/27 .................. 1,674 1,505,936
4.13% , 10/31/27 .................. 2,532 2,522,010
3.88% , 11/30/27 .................. 6,058 5,989,133
1.25% , 03/31/28 - 09/30/28 ........... 9,963 8,966,534
3.63% , 03/31/28 .................. 3,920 3,839,632
1.00% , 07/31/28 .................. 10,001 8,903,281
1.13% , 08/31/28 .................. 1,981 1,766,892
4.38% , 11/30/28 .................. 2,793 2,794,130
1.75% , 01/31/29 .................. 62 55,987
2.88% , 04/30/29 - 05/15/32 ........... 3,632 3,389,675
3.25% , 06/30/29 .................. 2,310 2,203,883
3.88% , 12/31/29
(s)
................. 6,020 5,881,281
1.25% , 08/15/31
(s)
................. 6,676 5,448,165
Total U.S. Treasury Obligations — 26 .2%
(Cost: $ 241,333,753 ) .............................. 226,743,677
Total Long-Term Investments — 111.6%
(Cost: $ 1,017,271,077 ) ............................ 966,267,588
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Foreign Government Obligations — 0.1%
Brazil — 0.0%
Letras do Tesouro Nacional Treasury Bills ,
13.80%
,
01/01/26
(t)
................ BRL 1 $ 70,061
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills
(t)
23.64% , 02/18/25 ................. EGP 3,600 67,937
32.51% , 03/18/25 ................. 5,450 101,515
169,452
Nigeria — 0.0%
Federal Republic of Nigeria Treasury Bills ,
28.10%
,
12/11/25
(t)
................. NGN 175,100 91,415
Total Foreign Government Obligations — 0 .1%
(Cost: $ 331,382 ) ................................. 330,928
Shares
Shares
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36%
(n) (u)
.................. 17,463,353 17,463,353
Total Money Market Funds — 2 .0%
(Cost: $ 17,463,353 ) ............................... 17,463,353
Total Short-Term Securities — 2.1%
(Cost: $ 17,794,735 ) ............................... 17,794,281
Total Options Purchased — 0.0%
( Cost: $ 1,415,325 ) ............................... 782,006
Total Investments Before Options Written and TBA Sale
Commitments — 113 .7%
(Cost: $ 1,036,481,137 ) ............................ 984,843,875
Total Options Written — ( 0 .2 ) %
(Premium Received — $ (2,297,856) ) ................... (2,200,226)
Par (000)
Pa r (000)
TBA Sale Commitments
(q)
Mortgage-Backed Securities — ( 8 .9 ) %
Government National Mortgage Association
2.00% , 01/15/55 .................. USD (66) (52,774)
2.50% , 01/15/55 .................. (51) (42,585)
3.00% , 01/15/55 .................. (43) (37,283)
6.00% , 01/15/55 .................. (59) (59,387)
6.50% , 01/15/55 .................. (81) (82,387)
Uniform Mortgage-Backed Securities
2.50% , 01/25/40 - 01/25/55 ........... (971) (792,583)
3.50% , 01/25/40 .................. (5) (4,725)
2.00% , 01/25/55 .................. (2,270) (1,765,812)
3.00% , 01/25/55 .................. (63) (53,501)
4.00% , 01/25/55 .................. (179) (163,674)
4.50% , 01/25/55 .................. (36,445) (34,275,514)
5.00% , 01/25/55 .................. (11,600) (11,194,865)
5.50% , 01/25/55 .................. (23,728) (23,413,186)
6.00% , 01/25/55 .................. (1,613) (1,620,435)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
20
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.50% , 01/25/55 .................. USD (3,260) $ (3,327,340)
Total TBA Sale Commitments — ( 8 .9 ) %
(Proceeds: $ (77,973,415) ) .......................... (76,886,051)
Security
Par (000)
Par (000) Value
Total Investments Net of Options Written and TBA Sale
Commitments — 104 .6%
(Cost: $ 956,209,866 ) .............................. 905,757,598
Liabilities in Excess of Other Assets — (4.6) % ............. (39,424,446)
Net Assets — 100.0% ...............................
$ 866,333,152
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Rounds to less than 1,000.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Non-income producing security.
(j)
Zero-coupon bond.
(k)
Perpetual security with no stated maturity date.
(l)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $564,200, representing 0.07% of its net assets as of period end, and an original cost of $560,000.
(n)
Affiliate of the Fund.
(o)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)
Convertible security.
(q)
Represents or includes a TBA transaction.
(r)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)
Rates are discount rates or a range of discount rates as of period end.
(u)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 19,602,803 $ — $ (2,139,450)
(a)
$ — $ — $ 17,463,353 17,463,353 $ 1,380,034 $ —
BlackRock Allocation Target
Shares - BATS Series A .. 134,287,385 — — — 2,161,278 136,448,663 14,408,518 8,891,795 —
$ — $ 2,161,278 $ 153,912,016 $ 10,271,829 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
21
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 266 03/20/25 $ 28,928 $ (108,738)
U.S. Treasury 10-Year Ultra Note ............................................... 162 03/20/25 18,033 (302,110)
U.S. Treasury Long Bond ..................................................... 243 03/20/25 27,664 (870,199)
U.S. Treasury Ultra Bond ..................................................... 33 03/20/25 3,924 (176,045)
U.S. Treasury 2-Year Note .................................................... 233 03/31/25 47,907 (16,417)
U.S. Treasury 5-Year Note .................................................... 454 03/31/25 48,262 (445,090)
3-mo. SOFR ............................................................. 148 12/16/25 35,529 (50,153)
(1,968,752)
Short Contracts
Euro-Buxl ............................................................... 16 03/06/25 2,199 137,764
Canada 10-Year Bond ....................................................... 66 03/20/25 5,630 (104,838)
32,926
$ (1,935,826)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 110,000 BRL 670,435 Barclays Bank plc 01/03/25 $ 1,478
USD 66,000 BRL 400,147 BNP Paribas SA 01/03/25 1,229
USD 54,000 BRL 330,488 Goldman Sachs International 01/03/25 504
USD 66,000 BRL 391,380 Morgan Stanley & Co. International plc 01/03/25 2,648
MXN 1,537,418 USD 73,528 Bank of New York Mellon 01/15/25 40
USD 131,628 EUR 125,000 UBS AG 01/15/25 2,083
USD 88,000 JPY 13,511,742 Barclays Bank plc 01/15/25 2,002
USD 114,946 MXN 2,361,503 Barclays Bank plc 01/15/25 1,943
USD 361,866 MXN 7,479,830 Morgan Stanley & Co. International plc 01/15/25 3,941
USD 44,000 NOK 486,502 Barclays Bank plc 01/15/25 1,263
USD 16,233 EUR 14,818 Bank of New York Mellon 01/16/25 875
TRY 4,897,000 USD 132,595 UBS AG 01/21/25 3,350
COP 360,901,760 GBP 64,000 HSBC Bank plc 01/23/25 1,579
COP 665,100,000 USD 150,000 Citibank NA 01/23/25 538
COP 870,749,180 USD 195,500 Morgan Stanley & Co. International plc 01/23/25 1,584
IDR 1,056,250,000 USD 65,000 Barclays Bank plc 01/23/25 177
PEN 243,053 USD 64,000 Goldman Sachs International 01/23/25 637
PHP 7,812,420 USD 133,000 HSBC Bank plc 01/23/25 1,144
PLN 130,834 EUR 30,000 JPMorgan Chase Bank NA 01/23/25 555
PLN 475,326 USD 115,000 JPMorgan Chase Bank NA 01/23/25 6
THB 2,237,300 USD 65,000 Morgan Stanley & Co. International plc 01/23/25 691
THB 2,281,950 USD 66,000 Nomura International plc 01/23/25 1,002
TRY 1,746,720 USD 48,000 Citibank NA 01/23/25 386
TRY 1,618,434 USD 44,000 UBS AG 01/23/25 833
USD 44,163 AUD 68,000 Barclays Bank plc 01/23/25 2,074
USD 204,415 AUD 314,500 Toronto Dominion Bank 01/23/25 9,752
USD 66,000 CAD 92,897 Barclays Bank plc 01/23/25 1,325
USD 153,400 CAD 216,653 BNP Paribas SA 01/23/25 2,565
USD 132,000 CAD 184,349 Canadian Imperial Bank of Commerce 01/23/25 3,655
USD 203,000 CNY 1,469,472 Bank of America NA 01/23/25 2,704
USD 44,000 COP 192,313,440 Barclays Bank plc 01/23/25 472
USD 131,000 COP 568,572,750 Citibank NA 01/23/25 2,310
USD 133,000 COP 585,333,000 Societe Generale SA 01/23/25 516
USD 66,000 CZK 1,576,495 Morgan Stanley & Co. International plc 01/23/25 1,178
USD 222,568 EUR 211,000 Barclays Bank plc 01/23/25 3,825
USD 172,518 EUR 164,000 Deutsche Bank AG 01/23/25 2,500
USD 560,259 EUR 533,314 Natwest Markets plc 01/23/25 7,374

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
22
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 319,948 EUR 302,000 Toronto Dominion Bank 01/23/25 $ 6,866
USD 104,398 EUR 98,852 UBS AG 01/23/25 1,918
USD 131,039 GBP 104,000 Morgan Stanley & Co. International plc 01/23/25 864
USD 111,000 JPY 16,648,932 Barclays Bank plc 01/23/25 4,930
USD 109,000 JPY 16,256,794 Goldman Sachs International 01/23/25 5,428
USD 88,000 JPY 13,480,007 Nomura International plc 01/23/25 2,119
USD 266,000 JPY 41,687,418 Standard Chartered Bank 01/23/25 409
USD 43,000 JPY 6,610,639 Toronto Dominion Bank 01/23/25 884
USD 132,000 KRW 187,268,400 Citibank NA 01/23/25 5,142
USD 196,000 MXN 3,992,751 Citibank NA 01/23/25 5,221
USD 65,000 MXN 1,335,789 Goldman Sachs International 01/23/25 1,174
USD 66,000 NOK 732,935 Deutsche Bank AG 01/23/25 1,617
USD 66,000 NOK 738,306 Goldman Sachs International 01/23/25 1,145
USD 935,187 PLN 3,858,334 UBS AG 01/23/25 1,659
USD 216,000 SEK 2,370,064 Natwest Markets plc 01/23/25 1,551
USD 334,000 SGD 448,469 UBS AG 01/23/25 5,321
USD 67,000 THB 2,256,560 Citibank NA 01/23/25 743
USD 44,000 ZAR 805,024 Bank of America NA 01/23/25 1,423
USD 44,000 ZAR 807,343 HSBC Bank plc 01/23/25 1,301
USD 205,000 CNY 1,436,435 Morgan Stanley & Co. International plc 01/27/25 9,194
USD 67,979 PEN 253,832 Citibank NA 02/12/25 521
USD 760,022 ZAR 13,680,828 Canadian Imperial Bank of Commerce 02/18/25 38,161
USD 370,214 COP 1,617,835,494 Citibank NA 02/21/25 5,429
USD 240,982 COP 1,055,948,372 JPMorgan Chase Bank NA 02/21/25 2,890
USD 187,185 COP 818,109,000 Citibank NA 02/24/25 2,790
USD 413,131 CZK 9,908,984 Nomura International plc 02/27/25 5,445
BRL 11,939,000 USD 1,906,488 JPMorgan Chase Bank NA 03/19/25 875
USD 6,437,443 BRL 39,695,400 Goldman Sachs International 03/19/25 95,746
USD 8,007,628 EUR 7,546,400 Barclays Bank plc 03/19/25 164,873
USD 161,562 EUR 153,142 Standard Chartered Bank 03/19/25 2,406
USD 1,121,063 EUR 1,062,636 Toronto Dominion Bank 03/19/25 16,696
USD 1,957,735 EUR 1,857,222 UBS AG 03/19/25 27,578
USD 1,187,179 GBP 939,000 Barclays Bank plc 03/19/25 12,312
USD 6,651,411 GBP 5,212,900 HSBC Bank plc 03/19/25 129,085
USD 2,357,290 JPY 352,341,000 Royal Bank of Canada 03/19/25 98,307
USD 111,236 JPY 16,968,000 State Street Bank and Trust Co. 03/19/25 2,448
USD 1,974,121 MXN 40,505,016 HSBC Bank plc 03/19/25 55,621
USD 70,111 BRL 432,796 JPMorgan Chase Bank NA 04/02/25 1,087
791,917
BRL 1,084,739 USD 186,000 Barclays Bank plc 01/03/25 (10,415)
BRL 265,298 USD 44,000 BNP Paribas SA 01/03/25 (1,057)
BRL 663,746 USD 110,000 Goldman Sachs International 01/03/25 (2,560)
USD 44,000 BRL 271,971 Barclays Bank plc 01/03/25 (24)
EGP 1,106,179 USD 21,870 Societe Generale SA 01/08/25 (158)
USD 21,626 EGP 1,106,179 Societe Generale SA 01/08/25 (86)
USD 348,942 TRY 12,559,950 Barclays Bank plc 01/08/25 (4,505)
EUR 125,000 USD 131,979 Barclays Bank plc 01/15/25 (2,434)
JPY 13,492,988 USD 88,000 Nomura International plc 01/15/25 (2,121)
NOK 485,397 USD 44,000 Goldman Sachs International 01/15/25 (1,360)
USD 28,000 TRY 1,028,093 UBS AG 01/21/25 (541)
AUD 47,165 EUR 29,000 Goldman Sachs International 01/23/25 (871)
AUD 168,000 USD 104,483 Bank of America NA 01/23/25 (497)
AUD 202,000 USD 131,751 HSBC Bank plc 01/23/25 (6,721)
AUD 68,000 USD 44,151 Societe Generale SA 01/23/25 (2,062)
CLP 129,297,000 USD 131,000 Citibank NA 01/23/25 (1,016)
CLP 62,279,232 USD 64,000 Goldman Sachs International 01/23/25 (1,390)
CNY 868,683 USD 119,000 Bank of America NA 01/23/25 (594)
CNY 643,235 USD 88,940 JPMorgan Chase Bank NA 01/23/25 (1,264)
CZK 3,264,798 USD 136,000 State Street Bank and Trust Co. 01/23/25 (1,758)
EUR 153,000 GBP 127,767 Barclays Bank plc 01/23/25 (1,308)
EUR 21,000 USD 22,157 Bank of America NA 01/23/25 (386)
EUR 467,000 USD 489,303 Barclays Bank plc 01/23/25 (5,166)

Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
23
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 83,300 USD 87,558 Deutsche Bank AG 01/23/25 $ (1,201)
EUR 125,000 USD 131,675 UBS AG 01/23/25 (2,088)
GBP 251,000 USD 317,341 Bank of New York Mellon 01/23/25 (3,169)
GBP 155,000 USD 196,037 Barclays Bank plc 01/23/25 (2,027)
HUF 25,812,600 USD 66,000 Citibank NA 01/23/25 (1,080)
HUF 51,169,061 USD 131,000 Nomura International plc 01/23/25 (2,308)
IDR 3,494,217,270 USD 219,000 HSBC Bank plc 01/23/25 (3,386)
JPY 20,166,590 USD 133,000 Bank of America NA 01/23/25 (4,519)
JPY 46,670,949 USD 307,000 Barclays Bank plc 01/23/25 (9,660)
JPY 26,320,073 USD 177,000 BNP Paribas SA 01/23/25 (9,314)
JPY 26,943,723 USD 175,400 Goldman Sachs International 01/23/25 (3,742)
KRW 62,788,000 USD 44,000 BNP Paribas SA 01/23/25 (1,467)
KRW 154,729,205 USD 111,000 Citibank NA 01/23/25 (6,185)
MXN 2,278,422 USD 110,000 Bank of America NA 01/23/25 (1,134)
MXN 1,323,465 USD 65,000 Barclays Bank plc 01/23/25 (1,763)
MXN 3,606,255 USD 177,000 Goldman Sachs International 01/23/25 (4,688)
MXN 4,406,858 USD 215,146 Morgan Stanley & Co. International plc 01/23/25 (4,581)
NOK 486,500 USD 44,000 Barclays Bank plc 01/23/25 (1,264)
NOK 973,389 USD 88,000 Goldman Sachs International 01/23/25 (2,494)
NOK 1,482,385 USD 134,000 State Street Bank and Trust Co. 01/23/25 (3,782)
PHP 3,820,080 USD 66,000 Morgan Stanley & Co. International plc 01/23/25 (407)
PLN 199,935 USD 48,663 Morgan Stanley & Co. International plc 01/23/25 (289)
SEK 1,439,611 USD 131,000 Barclays Bank plc 01/23/25 (741)
SGD 408,469 USD 304,800 Morgan Stanley & Co. International plc 01/23/25 (5,436)
USD 22,000 COP 98,077,100 Bank of America NA 01/23/25 (199)
USD 88,000 COP 389,136,000 Societe Generale SA 01/23/25 (77)
USD 131,243 GBP 105,000 Barclays Bank plc 01/23/25 (183)
USD 66,000 HUF 26,436,300 Barclays Bank plc 01/23/25 (488)
USD 132,000 MXN 2,764,300 Barclays Bank plc 01/23/25 (82)
USD 44,000 THB 1,515,800 Barclays Bank plc 01/23/25 (507)
USD 132,000 THB 4,561,154 HSBC Bank plc 01/23/25 (1,924)
USD 42,000 TRY 1,528,674 Barclays Bank plc 01/23/25 (346)
USD 39,663 TRY 1,458,481 UBS AG 01/23/25 (739)
ZAR 1,390,136 EUR 72,000 HSBC Bank plc 01/23/25 (1,120)
ZAR 1,174,246 USD 66,000 Bank of America NA 01/23/25 (3,896)
ZAR 1,280,679 USD 68,000 Goldman Sachs International 01/23/25 (267)
ZAR 3,107,555 USD 171,400 HSBC Bank plc 01/23/25 (7,046)
CNY 1,432,950 USD 205,000 Morgan Stanley & Co. International plc 01/27/25 (9,668)
BRL 397,800 USD 65,000 Citibank NA 02/04/25 (1,004)
BRL 332,239 USD 54,000 Goldman Sachs International 02/04/25 (551)
PEN 253,832 USD 67,813 Citibank NA 02/12/25 (355)
COP 581,548,000 USD 146,191 Citibank NA 02/21/25 (15,064)
USD 130,158 COP 581,548,000 Societe Generale SA 02/21/25 (968)
COP 818,109,000 USD 197,230 HSBC Bank plc 02/24/25 (12,834)
EGP 2,280,520 USD 44,000 Societe Generale SA 02/24/25 (92)
BRL 8,453,495 USD 1,370,912 Goldman Sachs International 03/19/25 (20,390)
BRL 11,419,000 USD 1,870,099 JPMorgan Chase Bank NA 03/19/25 (45,811)
GBP 2,429,000 USD 3,085,831 Deutsche Bank AG 03/19/25 (46,692)
(295,322)
$ 496,595
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 01/23/25 INR 12.50 INR 12.50 CNH 76 $ 35
USD Currency ............... One-Touch Standard Chartered Bank 04/30/25 INR 88.00 INR 88.00 USD 22 3,736
USD Currency ............... One-Touch HSBC Bank plc 04/30/25 CNH 7.63 CNH 7.63 USD 22 2,677

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
24
OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
USD Currency ............... Up and Out HSBC Bank plc 07/02/25 CNH 7.35 CNH 7.74 USD 220 $ 1,218
7,666
Put
USD Currency ............... One-Touch Bank of America NA 01/06/25 MXN 18.10 MXN 18.10 USD 22 —
USD Currency ............... One-Touch UBS AG 01/17/25 MXN 18.00 MXN 18.00 USD 9 —
CNH Currency .............. One-Touch Standard Chartered Bank 01/23/25 INR 11.50 INR 11.50 CNH 151 1,788
USD Currency ............... One-Touch Bank of America NA 03/17/25 BRL 5.75 BRL 5.75 USD 22 2,167
EUR Currency ............... One-Touch HSBC Bank plc 04/16/25 USD 1.02 USD 1.02 EUR 21 5,878
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 04/30/25 JPY 19.00 JPY 19.00 CNH 160 935
10,768
$ 18,434
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ............................... 1,461 04/11/25 USD 96.25 USD 365,250 $ 273,938
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Barclays Bank plc 01/17/25 JPY 155.00 USD 131 $ 2,272
EUR Currency ........................... JPMorgan Chase Bank NA 02/17/25 SEK 11.70 EUR 208 408
USD Currency ........................... JPMorgan Chase Bank NA 04/30/25 CNH 7.35 USD 220 2,743
5,423
Put
EUR Currency ........................... JPMorgan Chase Bank NA 01/06/25 USD 1.06 EUR 102 2,449
USD Currency ........................... Barclays Bank plc 01/06/25 BRL 5.70 USD 110 —
USD Currency ........................... Barclays Bank plc 01/17/25 BRL 5.74 USD 132 33
EUR Currency ........................... Barclays Bank plc 03/13/25 JPY 160.00 EUR 315 4,471
EUR Currency ........................... UBS AG 05/08/25 USD 1.04 EUR 246 4,837
11,790
$ 17,213
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if USDCNHC >= 7.35 and
difference of US 30-Year swap and US 5-Year
swap >= 0.23 ....................... Citibank NA 243,000 01/17/25 USD 1,786 $ 30
Payout at expiry if USDCNHC >= 7.35 and
difference of US 30-Year swap and US 5-Year
swap >= 0.23 ....................... Citibank NA 243,000 01/31/25 USD 1,786 730
$ 760
(a)
Option only pays if both terms are met on the expiration date.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
25
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3-mo. JIBAR Quarterly 8.75% Quarterly
JPMorgan Chase
Bank NA 01/22/25 8 .75 % ZAR 1,847 $ 562
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.74% At Termination Citibank NA 05/16/25 3 .74 USD 171,116 201,250
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.74% At Termination
Goldman Sachs
International 05/16/25 3 .74 USD 229,444 269,849
$ 471,661
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
CNH Currency .............. One-Touch Standard Chartered Bank 01/23/25 INR 12.50 INR 12.50 CNH 76 $ (35)
Put
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 01/23/25 INR 11.50 INR 11.50 CNH 53 (627)
$ (662)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ................................ 1,461 04/11/25 USD 97.00 USD 365,250 $ (73,050)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Barclays Bank plc 01/06/25 BRL 6.00 USD 110 $ (3,425)
USD Currency ............................. Goldman Sachs International 01/06/25 TRY 36.30 USD 44 (56)
USD Currency ............................. JPMorgan Chase Bank NA 04/30/25 CNH 7.60 USD 331 (1,226)
–
(4,707)
–
Put
EUR Currency ............................. JPMorgan Chase Bank NA 01/06/25 USD 1.04 EUR 102 (592)
EUR Currency ............................. Barclays Bank plc 03/13/25 JPY 154.00 EUR 462 (2,481)
EUR Currency ............................. UBS AG 05/08/25 USD 1.01 EUR 246 (2,306)
–
(5,379)
–
$ (10,086)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.76% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/28/25 2 .76 % USD 5,475 $ (1,019)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
26
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
1-Year Interest Rate Swap
(a)
. 2.94% At Termination 1-day SOFR At Termination
Goldman Sachs
International 05/16/25 2 .94 % USD 229,444 $ (52,788)
1-Year Interest Rate Swap
(a)
. 2.94% At Termination 1-day SOFR At Termination Citibank NA 05/16/25 2 .94 USD 171,116 (39,368)
10-Year Interest Rate Swap
(a)
3.21% Annual 1-day SOFR Annual
Goldman Sachs
International 06/04/25 3 .21 USD 5,476 (15,700)
10-Year Interest Rate Swap
(a)
3.75% Annual 1-day SOFR Annual Deutsche Bank AG 11/25/26 3 .75 USD 8,926 (264,118)
10-Year Interest Rate Swap
(a)
3.69% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 11/30/26 3 .69 USD 799 (22,216)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/03/26 3 .71 USD 10,701 (303,758)
(698,967)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.76% Annual
JPMorgan Chase
Bank NA 03/28/25 3 .76 USD 5,475 (170,864)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.21% Annual
Goldman Sachs
International 06/04/25 4 .21 USD 5,476 (87,128)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual Deutsche Bank AG 11/25/26 3 .75 USD 8,926 (495,143)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.69% Annual
JPMorgan Chase
Bank NA 11/30/26 3 .69 USD 799 (46,704)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual
JPMorgan Chase
Bank NA 12/03/26 3 .71 USD 10,701 (617,622)
(1,417,461)
$ (2,116,428)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 42.V1 . 5 .00 % Quarterly 12/20/29 EUR 675 $ (56,031) $ (54,636) $ (1,395)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 B+ USD 23,821 $ 1,872,932 $ 1,706,925 $ 166,007
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
27
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.36% At Termination 1-day EFFR At Termination N/A 01/29/25 USD 395,540 $ (6,715) $ — $ (6,715)
4.68% Annual 3-mo. PRIBOR Quarterly N/A 03/20/25 CZK 14,812 (22,724) — (22,724)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 1,121 1,360 — 1,360
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 6,759 (2,685) — (2,685)
7.97% Quarterly 3-mo. JIBAR Quarterly 06/06/25
(a)
06/06/26 ZAR 4,669 (1,516) — (1,516)
5.24% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
09/19/26 PLN 2,040 (292) — (292)
5.16% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
09/19/26 PLN 1,224 147 — 147
6-mo. PRIBOR Semi-Annual 3.59% Annual 03/19/25
(a)
03/19/28 CZK 2,567 (47) — (47)
6-mo. PRIBOR Semi-Annual 3.62% Annual 03/19/25
(a)
03/19/28 CZK 3,014 55 — 55
8.67% Monthly 1-day MXIBTIIE Monthly N/A 12/06/28 MXN 3,288 2,666 — 2,666
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 1,733 737 — 737
6-mo. WIBOR Semi-Annual 4.88% Annual 03/19/25
(a)
03/19/30 PLN 399 (344) — (344)
6-mo. WIBOR Semi-Annual 4.94% Annual 03/19/25
(a)
03/19/30 PLN 664 (185) — (185)
3.38% Annual 1-day SOFR Annual N/A 10/09/34 USD 806 47,149 — 47,149
1-day SOFR Annual 4.00% Annual 04/02/25
(a)
03/19/35 USD 7,111 (37,101) — (37,101)
1-day SOFR Annual 3.77% Annual 04/03/25
(a)
04/03/35 USD 554 (13,427) — (13,427)
3.93% Annual 1-day SOFR Annual 04/03/25
(a)
04/03/35 USD 2,758 30,731 — 30,731
3.82% Annual 1-day SOFR Annual 04/03/25
(a)
04/03/35 USD 1,103 22,068 — 22,068
3.77% Annual 1-day SOFR Annual 04/03/25
(a)
04/03/35 USD 2,187 52,166 — 52,166
3.95% Annual 1-day SOFR Annual 06/04/25
(a)
06/04/35 USD 2,190 19,896 — 19,896
3.93% Annual 1-day SOFR Annual 06/04/25
(a)
06/04/35 USD 2,190 23,769 — 23,769
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 1,791 (139,126) — (139,126)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 1,762 (146,226) — (146,226)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 1,791 (145,568) — (145,568)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 895 (74,259) — (74,259)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 376 (26,963) — (26,963)
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 1,455 (135,213) (2,951) (132,262)
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 373 (25,941) — (25,941)
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 362 (25,213) — (25,213)
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 254 18,451 — 18,451
6-mo. EURIBOR Semi-Annual 2.26% Annual N/A 10/22/54 EUR 190 3,686 (920) 4,606
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 11/07/54 EUR 220 723 — 723
$ (579,941) $ (3,871) $ (576,070)
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Electric Power Co.,
Inc. ................. 1 .00 % Quarterly Bank of America NA 12/20/29 USD 1,712 $ (52,643) $ (47,364) $ (5,279)
American Express Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 870 (27,071) (24,589) (2,482)
Dominion Energy, Inc. ....... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 849 (21,739) (22,773) 1,034
Republic of Colombia ....... 1 .00 Quarterly Barclays Bank plc 12/20/29 USD 201 9,859 9,693 166
Republic of Turkiye (The) .... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 218 14,815 17,234 (2,419)
Republic of Turkiye (The) .... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 20 1,339 1,557 (218)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 99 (61) 1,005 (1,066)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 3 (2) 32 (34)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 1,269 389 880
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD — — (105) 105
$ – $ – $ –
$ (74,234) $ (64,921) $ (9,313)
$ – $ – $ –

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
28
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3 .00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 8 $ (1,269) $ (812) $ (457)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 10 (1,753) (728) (1,025)
$ (3,022) $ (1,540) $ (1,482)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc 05/10/25 COP 717,746 $ 571 $ — $ 571
9.81% At Termination 1-day IBR At Termination JPMorgan Chase Bank NA 05/10/25 COP 1,072,918 661 — 661
1-day
BZDIOVER At Termination 10.81% At Termination BNP Paribas SA 07/01/25 BRL 2,076 (5,028) — (5,028)
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA 07/01/25 BRL 1,290 (2,794) — (2,794)
8.62% At Termination 1-day IBR At Termination JPMorgan Chase Bank NA 11/05/25 COP 2,014,959 1,608 — 1,608
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 2,755 3,835 — 3,835
1-day
BZDIOVER At Termination 10.14% At Termination
Goldman Sachs
International 01/02/26 BRL 563 (6,238) — (6,238)
10.97% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/04/27 BRL 2,243 32,501 — 32,501
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA 01/04/27 BRL 976 11,792 — 11,792
15.41% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/04/27 BRL 1,035 1,164 — 1,164
1-day
BZDIOVER At Termination 10.32% At Termination Bank of America NA 01/04/27 BRL 27 (461) — (461)
1-day
BZDIOVER At Termination 13.09% At Termination Bank of America NA 01/04/27 BRL 1,700 (12,969) — (12,969)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA 01/04/27 BRL 1,892 (37,990) — (37,990)
1-day
BZDIOVER At Termination 13.02% At Termination Barclays Bank plc 01/02/29 BRL 828 (12,388) — (12,388)
1-day
BZDIOVER At Termination 13.15% At Termination
Goldman Sachs
International 01/02/29 BRL 604 (8,554) — (8,554)
1-day CLICP Semi-Annual 4.90% Semi-Annual
Goldman Sachs
International 11/22/29 CLP 58,771 (952) — (952)
1-day CLICP Semi-Annual 4.91% Semi-Annual
Goldman Sachs
International 11/22/29 CLP 57,909 (913) — (913)
1-day CLICP Semi-Annual 4.93% Semi-Annual
Goldman Sachs
International 11/22/29 CLP 29,414 (437) — (437)
$ (36,592) $ — $ (36,592)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .04
1-day EFFR ......................................... Effective Federal Funds Rate 4 .33
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .96

Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
29
Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 10 .20%
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .53
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .75
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .92
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .57
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .79
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .70
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 1,706,925 $ (58,507) $ 390,531 $ (801,989) $ —
OTC Swaps ..................................................... 29,910 (96,371) 54,317 (101,704) —
Options Written ................................................... N/A N/A 548,453 (450,823) (2,200,226)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 137,764 $ — $ 137,764
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 791,917 — — 791,917
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — 35,647 745,599 760
(d)
782,006
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 166,007 — — 224,524 — 390,531
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 32,095 — — 52,132 — 84,227
$ — $ 198,102 $ — $ 827,564 $ 1,160,019 $ 760 $ 2,186,445
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 2,073,590 $ — $ 2,073,590
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 295,322 — — 295,322
Options written
(b)
Options written at value ..................... — — — 10,748 2,189,478 — 2,200,226
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 1,395 — — 800,594 — 801,989
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 109,351 — — 88,724 — 198,075
$ — $ 110,746 $ — $ 306,070 $ 5,152,386 $ — $ 5,569,202
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
(d)
Includes dual binary options at value.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
30
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
For the period ended December 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 50,690 $ — $ (1,957,653) $ — $ (1,906,963)
Forward foreign currency exchange contracts .... — — — 1,616,920 — — 1,616,920
Options purchased
(a)
..................... — (7,698) (264,367) (324,662) (188,012) — (784,739)
Options written ........................ — 3,513 73,507 133,248 1,174,634 — 1,384,902
Swaps .............................. — 1,151,591 — — (2,056,086) 44,934 (859,561)
$ — $ 1,147,406 $ (140,170) $ 1,425,506 $ (3,027,117) $ 44,934 $ (549,441)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (1,702,705) $ — $ (1,702,705)
Forward foreign currency exchange contracts .... — — — 666,458 — — 666,458
Options purchased
(b)
..................... — — — 26,744 (801,864) (29,372) (804,492)
Options written ........................ — — — (570) 409,037 — 408,467
Swaps .............................. — 233,748 — — (710,110) (15,440) (491,802)
$ — $ 233,748 $ — $ 692,632 $ (2,805,642) $ (44,812) $ (1,924,074)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 151,906,276
Average notional value of contracts — short ................................................................................. 31,116,793
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 36,614,178
Average amounts sold — in USD ........................................................................................ 11,852,302
Options
Average value of option contracts purchased ................................................................................ 609,639
Average value of option contracts written ................................................................................... 318,194
Average notional value of swaption contracts purchased ......................................................................... 185,892,383
Average notional value of swaption contracts written ........................................................................... 286,552,720
Credit default swaps
Average notional value — buy protection ................................................................................... 6,357,972
Average notional value — sell protection ................................................................................... 18,968,135
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 120,005,956
Average notional value — receives fixed rate ................................................................................ 434,429,259
Inflation swaps
Average notional value — pays fixed rate ................................................................................... 1,917,270
Average notional value — receives fixed rate ................................................................................ 1,879,788
Total return swaps
Average notional value ............................................................................................... —
(a)
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
31
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 215,446
Forward f oreign currency exchange contracts ................................................................. 791,917 295,322
Options
(a) (b)
........................................................................................ 782,006 2,200,226
Swaps — centrally cleared .............................................................................. — 80,971
Swaps — OTC
(c)
..................................................................................... 84,227 198,075
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 1,658,150 $ 2,990,040
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(273,938) (369,467)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,384,212 $ 2,620,573
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 6,294 $ (6,294) $ — $ — $ —
Bank of New York Mellon ........................... 915 (915) — — —
Barclays Bank plc ................................ 249,645 (59,207) — (180,000) 10,438
BNP Paribas SA ................................. 15,586 (15,586) — — —
Canadian Imperial Bank of Commerce .................. 41,816 — — — 41,816
Citibank NA .................................... 226,254 (64,072) — — 162,182
Deutsche Bank AG ............................... 4,222 (4,222) — — —
Goldman Sachs International ........................ 394,308 (263,560) — — 130,748
HSBC Bank plc .................................. 198,503 (33,031) — — 165,472
JPMorgan Chase Bank NA .......................... 14,814 (14,814) — — —
Morgan Stanley & Co. International plc .................. 22,977 (21,481) — — 1,496
Natwest Markets plc .............................. 8,925 — — — 8,925
Nomura International plc ........................... 8,566 (4,429) — — 4,137
Royal Bank of Canada ............................. 98,307 — — — 98,307
Societe Generale SA .............................. 516 (516) — — —
Standard Chartered Bank ........................... 8,339 (35) — — 8,304
State Street Bank and Trust Co. ...................... 2,448 (2,448) — — —
Toronto Dominion Bank ............................ 34,198 — — — 34,198
UBS AG ...................................... 47,579 (5,674) — — 41,905
$ 1,384,212 $ (496,284) $ — $ (180,000) $ 707,928

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
32
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 77,298 $ (6,294) $ — $ — $ 71,004
Bank of New York Mellon ........................... 3,169 (915) — — 2,254
Barclays Bank plc ................................ 59,207 (59,207) — — —
BNP Paribas SA ................................. 57,650 (15,586) — — 42,064
Citibank NA .................................... 64,072 (64,072) — — —
Deutsche Bank AG ............................... 808,528 (4,222) (780,523) — 23,783
Goldman Sachs International ........................ 263,560 (263,560) — — —
HSBC Bank plc .................................. 33,031 (33,031) — — —
JPMorgan Chase Bank NA .......................... 1,211,703 (14,814) (1,196,889) — —
JPMorgan Securities LLC ........................... 1,753 — — — 1,753
Morgan Stanley & Co. International plc .................. 21,481 (21,481) — — —
Nomura International plc ........................... 4,429 (4,429) — — —
Societe Generale SA .............................. 3,443 (516) — — 2,927
Standard Chartered Bank ........................... 35 (35) — — —
State Street Bank and Trust Co. ...................... 5,540 (2,448) — — 3,092
UBS AG ...................................... 5,674 (5,674) — — —
$ 2,620,573 $ (496,284) $ (1,977,412) $ — $ 146,877
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 29,775,762 $ 250,000 $ 30,025,762
Common Stocks ......................................... 613,872 — — 613,872
Corporate Bonds
Aerospace & Defense .................................... — 5,498,658 — 5,498,658
Banks ............................................... — 30,781,757 3,900 30,785,657
Beverages ........................................... — 117,675 — 117,675
Biotechnology ......................................... — 5,044,971 — 5,044,971
Broadline Retail ........................................ — 819,870 — 819,870
Capital Markets ........................................ — 22,261,768 — 22,261,768
Chemicals ............................................ — 87,891 — 87,891
Communications Equipment ................................ — 192,354 — 192,354
Consumer Finance ...................................... — 3,315,940 — 3,315,940
Containers & Packaging .................................. — 42,120 — 42,120
Diversified REITs ....................................... — 11,433,454 — 11,433,454
Diversified Telecommunication Services ........................ — 3,109,883 — 3,109,883
Electric Utilities ........................................ — 23,696,455 — 23,696,455
Financial Services ...................................... — 399,240 915,460 1,314,700
Food Products ......................................... — 36,740 — 36,740
Gas Utilities ........................................... — 363,451 — 363,451
Ground Transportation ................................... — 2,278,116 — 2,278,116
Health Care Equipment & Supplies ........................... — 352,041 — 352,041
Health Care Providers & Services ............................ — 5,716,961 — 5,716,961
Hotels, Restaurants & Leisure .............................. — 49,287 — 49,287
Household Durables ..................................... — 584,058 — 584,058

Schedule of Investments
(continued)
December 31, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
33
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Industrial Conglomerates .................................. $ — $ 171,532 $ — $ 171,532
Insurance ............................................ — 762,100 — 762,100
Interactive Media & Services ............................... — 1,280,744 — 1,280,744
IT Services ........................................... — 2,876,299 — 2,876,299
Leisure Products ....................................... — — 442,740 442,740
Life Sciences Tools & Services .............................. — 194,930 — 194,930
Machinery ............................................ — 342,904 — 342,904
Media ............................................... — 3,419,641 — 3,419,641
Metals & Mining ........................................ — 2,207,685 — 2,207,685
Multi-Utilities .......................................... — 786,384 — 786,384
Oil, Gas & Consumable Fuels ............................... — 39,233,179 — 39,233,179
Passenger Airlines ...................................... — 1,605,888 — 1,605,888
Pharmaceuticals ....................................... — 1,204,500 — 1,204,500
Real Estate Management & Development ....................... — 4,500 — 4,500
Retail REITs .......................................... — 395,029 — 395,029
Semiconductors & Semiconductor Equipment .................... — 3,055,171 564,200 3,619,371
Software ............................................. — 4,163,323 — 4,163,323
Specialized REITs ...................................... — 4,629,559 — 4,629,559
Specialty Retail ........................................ — 1,348,764 — 1,348,764
Technology Hardware, Storage & Peripherals .................... — 496,603 — 496,603
Textiles, Apparel & Luxury Goods ............................ — 147,895 — 147,895
Tobacco ............................................. — 5,609,723 — 5,609,723
Wireless Telecommunication Services ......................... — 3,352,331 — 3,352,331
Fixed Rate Loan Interests ................................... — — 156,998 156,998
Floating Rate Loan Interests
Capital Markets ........................................ — — 93,586 93,586
Financial Services ...................................... — — 51,482 51,482
Media ............................................... — 171 — 171
Foreign Agency Obligations ................................. — 7,406,326 — 7,406,326
Foreign Government Obligations .............................. — 29,176,216 — 29,176,216
Investment Companies .................................... 136,448,663 — — 136,448,663
Municipal Bonds ......................................... — 5,846,572 — 5,846,572
Non-Agency Mortgage-Backed Securities ........................ — 27,532,386 — 27,532,386
Other Interests .......................................... — — — —
Preferred Securities ....................................... 103,513 — — 103,513
U.S. Government Sponsored Agency Securities .................... — 306,670,690 — 306,670,690
U.S. Treasury Obligations ................................... — 226,743,677 — 226,743,677
Short-Term Securities
Foreign Government Obligations .............................. — 330,928 — 330,928
Money Market Funds ...................................... 17,463,353 — — 17,463,353
Options Purchased
Foreign currency exchange contracts ........................... — 35,647 — 35,647
Interest rate contracts ...................................... 273,938 471,661 — 745,599
Other contracts .......................................... — 760 — 760
Liabilities
Investments
TBA Sale Commitments .................................... — (76,886,051) — (76,886,051)
$ 154,903,339 $ 750,576,119 $ 2,478,366 $ 907,957,824
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 168,192 $ — $ 168,192
Foreign currency exchange contracts ............................ — 791,917 — 791,917
Interest rate contracts ....................................... 137,764 276,656 — 414,420
Liabilities
Credit contracts ........................................... — (14,375) — (14,375)
Foreign currency exchange contracts ............................ — (306,070) — (306,070)
Interest rate contracts ....................................... (2,146,640) (3,005,746) — (5,152,386)
$ (2,008,876) $ (2,089,426) $ — $ (4,098,302)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
34
BlackRock Total
Return V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 830,931,859
Investments, at value — affiliated
(b)
.......................................................................................... 153,912,016
Cash ............................................................................................................. 69,841
Cash pledged: –
Futures contracts .................................................................................................... 3,191,050
Centrally cleared swaps ................................................................................................ 3,239,090
Foreign currency, at value
(c)
............................................................................................... 3,344,882
Receivables: –
Investments sold .................................................................................................... 2,241,291
Swaps .......................................................................................................... 2,464
TBA sale commitments ................................................................................................ 77,973,415
Capital shares sold ................................................................................................... 255,161
Dividends — unaffiliated ............................................................................................... 14,112
Dividends — affiliated ................................................................................................. 790,956
Interest — unaffiliated ................................................................................................. 6,171,897
Swap premiums paid ................................................................................................... 29,910
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 791,917
OTC swaps ........................................................................................................ 54,317
Prepaid e xpenses ..................................................................................................... 13,619
Total a ssets .........................................................................................................
1,083,027,797
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 180,000
Collateral — TBA commitments ........................................................................................... 270,000
Options written, at value
(d)
................................................................................................ 2,200,226
TBA sale commitments, at value
(e)
.......................................................................................... 76,886,051
Payables: –
Investments purchased ................................................................................................ 132,174,489
Capital shares redeemed ............................................................................................... 52,277
Distribution fees ..................................................................................................... 139,267
Income dividend distributions ............................................................................................ 2,958,460
Interest expense .................................................................................................... 1,164
Investment advisory fees .............................................................................................. 287,217
Professional fees .................................................................................................... 79,998
Variation margin on futures contracts ....................................................................................... 215,446
Variation margin on centrally cleared swaps .................................................................................. 80,971
Other accrued expenses ............................................................................................... 675,682
Swap premiums received ................................................................................................ 96,371
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 295,322
OTC swaps ........................................................................................................ 101,704
Total li abilities ........................................................................................................
216,694,645
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 866,333,152
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,022,314,971
Accumulated loss ..................................................................................................... (155,981,819)
NET ASSETS ........................................................................................................
$ 866,333,152
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 874,733,784
(b)
  Investments, at cost — affiliated ................................................................................... $ 161,747,353
(c)
  Foreign currency, at cost ....................................................................................... $ 3,401,892
(d)
  Premiums received ........................................................................................... $ 2,297,856
(e)
  Proceeds received from TBA sale commitments ......................................................................... $ 77,973,415
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2024
35
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Total
Return V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 180,262,322
Shares outstanding ...................................................................................................
18,169,217
Net asset value .....................................................................................................
$ 9.92
Shares authorized ...................................................................................................
600 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 686,070,830
Shares outstanding ...................................................................................................
70,025,783
Net asset value .....................................................................................................
$ 9.80
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations

Year Ended December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
36
See notes to financial statements.
BlackRock Total
Return V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 43,684
Dividends — affiliated ................................................................................................. 10,271,829
Interest — unaffiliated ................................................................................................. 32,650,709
Foreign taxes withheld ................................................................................................ (4,791)
Total investment income .................................................................................................
42,961,431
EXPENSES
Investment advisory .................................................................................................. 3,398,689
Distribution — class specific ............................................................................................ 1,712,807
Transfer agent — class specific .......................................................................................... 1,217,305
Accounting services .................................................................................................. 164,237
Professional ....................................................................................................... 97,570
Printing and postage ................................................................................................. 96,871
Custodian ......................................................................................................... 72,131
Registration ....................................................................................................... 20,100
Directors and Officer ................................................................................................. 18,426
Transfer agent ...................................................................................................... 13,427
Miscellaneous ...................................................................................................... 142,328
Total expenses excluding interest expense .....................................................................................
6,953,891
Interest expense .................................................................................................... 28,736
Total expenses .......................................................................................................
6,982,627
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (20,282)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (806,235)
Total expenses after fees waived and/or reimbursed ..............................................................................
6,156,110
Net investment income ..................................................................................................
36,805,321
REALIZED AND UNREALIZED GAIN (LOSS) $ (26,142,303)
Net realized gain (loss) from: $ –
Investments — unaffiliated
(a)
.......................................................................................... (6,033,250)
Forward foreign currency exchange contracts ............................................................................... 1,616,920
Foreign currency transactions ......................................................................................... (330,106)
Futures contracts .................................................................................................. (1,906,963)
Options written ................................................................................................... 1,384,902
Swaps ......................................................................................................... (859,561)
A
(6,128,058)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
.......................................................................................... (20,961,325)
Investments — affiliated ............................................................................................. 2,161,278
Forward foreign currency exchange contracts ............................................................................... 666,458
Foreign currency translations .......................................................................................... (94,616)
Futures contracts .................................................................................................. (1,702,705)
Options written ................................................................................................... 408,467
Swaps ......................................................................................................... (491,802)
A
(20,014,245)
Net realized and unrealized loss ............................................................................................
(26,142,303)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 10,663,018
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ............................................................... $ (1)
(b)
  Net of reduction in deferred foreign capital gain tax of ........................................................................... $ 61

Statements of Changes in Net Assets
37
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Total Return V.I. Fund
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 36,805,321  $ 30,256,235
Net realized loss .................................................................................. (6,128,058) (26,088,631)
Net change in unrealized appreciation (depreciation) .......................................................... (20,014,245) 38,859,088
Net increase in net assets resulting from operations ............................................................. 10,663,018  43,026,692
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (8,131,832) (7,193,788)
Class III ....................................................................................... (28,416,262) (22,200,667)
Decrease in net assets resulting from distributions to shareholders ................................................... (36,548,094) (29,394,455)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 52,595,672  74,483,035
NET ASSETS
Total increase in net assets ............................................................................. 26,710,596  88,115,272
Beginning of year .................................................................................... 839,622,556  751,507,284
End of year ........................................................................................
$ 866,333,152  $ 839,622,556
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
38
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Total Return V.I. Fund
Class I
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 10.23  $ 10.05  $ 11.98  $ 12.40  $ 12.22
Net investment income
(a)
....................................
0 .45  0 .40  0 .25  0 .17  0 .25
Net realized and unrealized gain (loss) ...........................
( 0 .31 ) 0 .17  ( 1 .93 ) ( 0 .35 ) 0 .82
Net increase (decrease) from investment operations ................... 0.14  0.57  (1.68) (0.18) 1.07
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .45 ) ( 0 .39 ) ( 0 .25 ) ( 0 .17 ) ( 0 .29 )
From net realized gain ...................................... —  —  ( 0 .00 )
(c)
( 0 .07 ) ( 0 .60 )
Total distributions ........................................... (0.45) (0.39) (0.25) (0.24) (0.89)
Net asset value, end of year .................................. $ 9.92  $ 10.23  $ 10.05  $ 11.98  $ 12.40
Total Return
(d)
Based on net asset value ..................................... 1.38% 5.83% (14.06)% (1.42)% 8.88%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.63% 0.65% 0.65% 0.65% 0.69%
Total expenses after fees waived and/or reimbursed ...................
0.47% 0.47% 0.46% 0.47% 0.51%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................................
0.46% 0.47% 0.46% 0.47% 0.51%
Net investment income ......................................
4.49% 4.00% 2.36% 1.44% 1.98%
Supplemental Data
Net assets, end of year (000) ................................... $ 180,262  $ 184,953  $ 187,263  $ 232,294  $ 250,444
Portfolio turnover rate
(f)
....................................... 635% 605% 488% 647% 674%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...........................................
434% 398% 283% 334% 399%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
39
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Total Return V.I. Fund
Class III
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 10.10  $ 9.93  $ 11.83  $ 12.24  $ 12.07
Net investment income
(a)
....................................
0 .42  0 .37  0 .22  0 .13  0 .21
Net realized and unrealized gain (loss) ...........................
( 0 .31 ) 0 .16  ( 1 .90 ) ( 0 .34 ) 0 .81
Net increase (decrease) from investment operations ................... 0.11  0.53  (1.68) (0.21) 1.02
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .41 ) ( 0 .36 ) ( 0 .22 ) ( 0 .13 ) ( 0 .25 )
From net realized gain ...................................... —  —  ( 0 .00 )
(c)
( 0 .07 ) ( 0 .60 )
Total distributions ........................................... (0.41) (0.36) (0.22) (0.20) (0.85)
Net asset value, end of year .................................. $ 9.80  $ 10.10  $ 9.93  $ 11.83  $ 12.24
Total Return
(d)
Based on net asset value ..................................... 1.13% 5.43% (14.28)% (1.69)% 8.54%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.85% 0.86% 0.86% 0.87% 0.92%
Total expenses after fees waived and/or reimbursed ...................
0.77% 0.78% 0.77% 0.78% 0.82%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................................
0.77% 0.78% 0.77% 0.78% 0.82%
Net investment income ......................................
4.18% 3.70% 2.07% 1.12% 1.67%
Supplemental Data
Net assets, end of year (000) ................................... $ 686,071  $ 654,670  $ 564,245  $ 614,967  $ 470,328
Portfolio turnover rate
(f)
....................................... 635% 605% 488% 647% 674%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...........................................
434% 398% 283% 334% 399%
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information
40
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 2 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Total Return V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

Notes to Financial Statements
(continued)
41
Notes to Financial Statements
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed Income Complex and reflected as Directors and Officer expense on the Statement(s) of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
42
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
43
Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
44
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement
of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Notes to Financial Statements
(continued)
45
Notes to Financial Statements
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options - The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
46
Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of

Notes to Financial Statements
(continued)
47
Notes to Financial Statements
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock High Yield V.I.
Fund, a series of the Company, at the following annual rates:
For the year ended December 31, 2024, the aggregate average daily net assets of the Fund and BlackRock High Yield V.I. Fund were approximately $1,798,887,399.
The Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-
Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2024, the class specific distribution fees borne directly by Class III were $1,712,807.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended
December 31, 2024 , the amount waived was $ 20,282 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.50%
$250 million- $500 million ................................................................................................. 0.45
$500 million- $750 million ................................................................................................. 0.40
Greater than $750 million ................................................................................................. 0.35
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 305,124 $ 912,181 $ 1,217,305

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
48
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025 , unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific  in the Statement of Operations. For the year ended December 31, 2024 , class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”).
The expense limitations as a percentage of average daily net assets are as follows:
In addition, with respect to Class I shares, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses including interest expense, and excluding dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund's business to 0.60% of average daily net assets through June 30, 2025.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
For the period ended December 31, 2024, purchases and sales related to mortgage dollar rolls were $1,821,596,756 and $1,821,347,572, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Class I ................................................................................................................
0 .00%
Class III ...............................................................................................................
0 .06
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 305,124
Class III ...................................................................................................... 501,111
$ 806,235
Class I Class III
Expense Limitations .................................................................................. 0 .60% 1 .50%
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Total Return V.I. Fund ........................................... $ 5,060,098,235 $ 5,087,676,890 $ 694,326,349 $ 662,756,820

Notes to Financial Statements
(continued)
49
Notes to Financial Statements
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts and options contracts, the accrual of income on securities in default and the accounting for swap agreements and classification of investments.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
BlackRock Total Return V.I. Fund
Ordinary income ...................................................................................... $ 36,548,094 $ 29,394,455
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Total Return V.I. Fund .............................................. $ 285,016 $ (103,739,694) $ (52,527,141) $ (155,981,819)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Total Return V.I. Fund ....................................... $ 1,038,162,348 $ 4,968,685 $ (57,433,436) $ (52,464,751)

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
50
industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
51
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Total Return V.I. Fund
Class I
Shares sold .............................................
1,511,280 $ 15,239,666 1,026,269 $ 10,391,606
Shares issued in reinvestment of distributions ........................
797,520 8,064,917 713,483 7,172,580
Shares redeemed .........................................
(2,214,319) (22,353,030) (2,291,240) (23,078,749)
94,481 $ 951,553 (551,488) $ (5,514,563)
Class III
Shares sold .............................................
10,035,970 $ 99,575,567 10,380,895 $ 104,170,985
Shares issued in reinvestment of distributions ........................
2,806,678 28,024,684 2,201,379 21,832,525
Shares redeemed .........................................
(7,604,500) (75,956,132) (4,628,069) (46,005,912)
5,238,148 $ 51,644,119 7,954,205 $ 79,997,598
5,332,629 $ 52,595,672 7,402,717 $ 74,483,035

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements and Additional Information
52
To the Shareholders of BlackRock Total Return V.I. Fund and the Board of Directors of BlackRock Variable Series Funds II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Total Return V.I. Fund of BlackRock Variable Series Funds II, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
53
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NGN Nigerian Naira
NOK Norwegian Krone
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
MXIBTIIE Mexico Interbank TIIE
OTC Over-the-counter
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

Additional Information
Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2024
Annual Financial Statements and AdditionaI Information
Funds and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
(d)
New York, NY 10019
Willkie Farr & Gallagher LLP
(e)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(e)
For BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund.

Want to know more?
blackrock.com | 800-537-4942
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the
Funds. Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
BlackRock Government Money Market V.I. Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s
current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds II, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Variable Series Funds II, Inc.

Date: February 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Variable Series Funds II, Inc.

Date: February 17, 2025

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds II, Inc.

Date: February 17, 2025